Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 95.8%
	Shares	Value

Aerospace & Defense 1.6%
Hexcel Corp.	25,154	$2,065,898
Huntington Ingalls Industries, Inc.	2,075	439,464
Moog, Inc., Class A	8,775	711,828
Vectrus, Inc. *	34,300	1,394,295

		4,611,485

Air Freight & Logistics 1.3%
Echo Global Logistics, Inc. *	31,900	722,535
XPO Logistics, Inc. *	44,362	3,174,988

		3,897,523

Airlines 0.5%
SkyWest, Inc.	23,400	1,343,160

Auto Components 1.3%
Adient plc	37,500	861,000
Dana, Inc.	88,800	1,282,272
Dorman Products, Inc. *	19,810	1,575,687
Modine Manufacturing Co. *	6,400	72,768

		3,791,727

Banks 15.9%
1st Source Corp.	1,840	84,143
Amalgamated Bank, Class A	4,900	78,498
Ameris Bancorp	32,307	1,300,034
Bancorp, Inc. (The) *	99,700	987,030
Bank of Commerce Holdings	4,000	43,560
Bank of NT Butterfield & Son Ltd. (The)	17,300	512,772
Bank OZK	92,832	2,531,529
Banner Corp.	6,500	365,105
Berkshire Hills Bancorp, Inc.	32,700	957,783
Boston Private Financial Holdings, Inc.	79,300	924,241
Cathay General Bancorp	8,800	305,668
Central Valley Community Bancorp	4,200	85,470
Chemung Financial Corp.	1,000	42,000
Community Trust Bancorp, Inc.	6,757	287,713
ConnectOne Bancorp, Inc.	37,100	823,620
Customers Bancorp, Inc. *(a)	82,540	1,711,880
Eagle Bancorp, Inc. (a)	29,779	1,328,739
East West Bancorp, Inc.	6,322	280,001
Farmers National Banc Corp.	14,700	212,856
Financial Institutions, Inc.	23,100	697,158
First Bancorp/NC	6,300	226,170
First Bancorp/PR	238,300	2,378,234
First Business Financial Services, Inc.	9,000	216,720
First Citizens BancShares, Inc., Class A	1,000	471,550
First Commonwealth Financial Corp.	15,900	211,152
First Financial Corp.	3,800	165,186
First Hawaiian, Inc.	8,100	216,270
Flushing Financial Corp.	6,800	137,394
Franklin Financial Network, Inc.	2,400	72,504
Fulton Financial Corp.	28,600	462,748
Great Southern Bancorp, Inc.	9,600	546,720
Hancock Whitney Corp.	60,400	2,313,018
Hanmi Financial Corp.	68,990	1,295,632
Heartland Financial USA, Inc.	13,500	603,990
Heritage Commerce Corp.	8,900	104,619
Hilltop Holdings, Inc.	65,600	1,567,184
HomeTrust Bancshares, Inc.	5,100	132,957
IBERIABANK Corp.	34,700	2,621,238

Common Stocks (continued)
	Shares	Value

Banks (continued)
Independent Bank Corp./MI	22,700	$483,851
Investors Bancorp, Inc.	219,300	2,491,248
LCNB Corp.	8,300	147,242
Midland States Bancorp, Inc.	4,900	127,645
Northrim Bancorp, Inc.	4,100	162,647
OFG Bancorp	38,100	834,390
Old Second Bancorp, Inc.	16,400	200,408
Orrstown Financial Services, Inc.	8,600	188,340
Pacific Mercantile Bancorp *	15,400	115,654
Pacific Premier Bancorp, Inc.	30,800	960,652
PacWest Bancorp	7,746	281,490
Peoples Bancorp, Inc.	19,600	623,476
Premier Financial Bancorp, Inc.	2,973	51,046
Republic Bancorp, Inc., Class A	3,455	150,120
SB One Bancorp	10,100	227,856
Shore Bancshares, Inc.	3,900	60,099
Sierra Bancorp	5,600	148,736
Simmons First National Corp., Class A	5,942	147,956
Texas Capital Bancshares, Inc. *	38,250	2,090,363
TriCo Bancshares	35,500	1,288,650
TriState Capital Holdings, Inc. *	4,000	84,160
Umpqua Holdings Corp.	50,900	837,814
United Community Banks, Inc.	73,600	2,086,560
Veritex Holdings, Inc. (a)	46,405	1,126,017
West Bancorporation, Inc.	4,300	93,482
Western Alliance Bancorp (a)	50,916	2,346,209
Wintrust Financial Corp.	26,200	1,693,306

		46,352,503

Beverages 0.1%
National Beverage Corp.	7,883	349,690

Biotechnology 0.9%
Acceleron Pharma, Inc. *	9,600	379,296
Acorda Therapeutics, Inc. *	7,400	21,238
Akero Therapeutics, Inc. *	17,601	400,423
AMAG Pharmaceuticals, Inc. *	9,400	108,570
BioCryst Pharmaceuticals, Inc. *	58,200	166,743
Karyopharm Therapeutics, Inc. *(a)	41,100	395,382
Minerva Neurosciences, Inc. *	64,800	502,200
Scholar Rock Holding Corp. *	32,300	289,085
Spero Therapeutics, Inc. *	31,000	328,600

		2,591,537

Building Products 1.1%
American Woodmark Corp. *	17,784	1,581,175
Builders FirstSource, Inc. *	67,100	1,380,583
JELD-WEN Holding, Inc. *	6,800	131,172
Universal Forest Products, Inc.	1,000	39,880

		3,132,810

Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	39,169	1,106,132
BGC Partners, Inc., Class A	40,100	220,550
Brightsphere Investment Group, Inc.	103,600	1,026,676
Diamond Hill Investment Group, Inc.	6,752	932,654
Houlihan Lokey, Inc.	2,400	108,240
Pzena Investment Management, Inc., Class A	13,153	117,325
Stifel Financial Corp.	2,600	149,188

		3,660,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals 1.1%
AdvanSix, Inc. *	7,700	$198,044
FutureFuel Corp.	17,300	206,562
Koppers Holdings, Inc. *	5,800	169,418
Kraton Corp. *	21,500	694,235
Stepan Co.	4,502	436,964
Trinseo SA	31,800	1,365,810
Valhi, Inc.	26,800	50,920

		3,121,953

Commercial Services & Supplies 1.5%
ABM Industries, Inc. (a)	44,300	1,608,976
ACCO Brands Corp.	131,600	1,298,892
Kimball International, Inc., Class B	27,700	534,610
RR Donnelley & Sons Co. (a)	79,800	300,846
UniFirst Corp.	3,400	663,408
VSE Corp.	2,800	95,452

		4,502,184

Communications Equipment 0.8%
Ciena Corp. *	19,100	749,293
Lumentum Holdings, Inc. *	3,200	171,392
Plantronics, Inc. (a)	40,536	1,512,804

		2,433,489

Construction & Engineering 1.8%
Comfort Systems USA, Inc.	30,637	1,355,075
EMCOR Group, Inc.	24,500	2,109,940
Great Lakes Dredge & Dock Corp. *	141,200	1,475,540
Sterling Construction Co., Inc. *	30,400	399,760

		5,340,315

Consumer Finance 0.7%
Credit Acceptance Corp. *	4,382	2,021,460

Containers & Packaging 0.5%
Berry Global Group, Inc. *	33,245	1,305,531

Distributors 0.5%
Core-Mark Holding Co., Inc. (a)	24,500	786,817
LKQ Corp. *	16,762	527,165

		1,313,982

Diversified Consumer Services 0.9%
American Public Education, Inc. *	13,900	310,526
K12, Inc. *	38,000	1,003,200
Service Corp. International (a)	30,034	1,435,926

		2,749,652

Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,700	168,773

Diversified Telecommunication Services 0.5%
GCI Liberty, Inc., Class A *(a)	22,036	1,367,775
IDT Corp., Class B *	2,200	23,166

		1,390,941

Electric Utilities 1.8%
IDACORP, Inc.	16,100	1,813,987
PNM Resources, Inc.	13,300	692,664
Portland General Electric Co.	41,600	2,344,992
Spark Energy, Inc., Class A	35,000	369,250

		5,220,893

Electrical Equipment 0.1%
Encore Wire Corp.	4,400	247,632

Electronic Equipment, Instruments & Components 2.8%
Anixter International, Inc. *	4,500	311,040
Benchmark Electronics, Inc.	31,075	903,040
Insight Enterprises, Inc. *	16,064	894,604
KEMET Corp.	35,300	641,754
Methode Electronics, Inc.	12,400	417,136

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sanmina Corp. *	74,811	$2,402,181
Tech Data Corp. *	20,250	2,110,860
Vishay Intertechnology, Inc.	13,800	233,634
Vishay Precision Group, Inc. *	3,100	101,494

		8,015,743

Energy Equipment & Services 1.3%
Core Laboratories NV	32,724	1,525,593
Forum Energy Technologies, Inc. *	77,500	120,125
FTS International, Inc. *	78,500	175,840
Matrix Service Co. *	44,900	769,586
Nine Energy Service, Inc. *	33,150	204,535
Select Energy Services, Inc., Class A *	102,000	883,320

		3,678,999

Equity Real Estate Investment Trusts (REITs) 8.4%
Armada Hoffler Properties, Inc.	71,200	1,288,008
Ashford Hospitality Trust, Inc.	145,200	480,612
Braemar Hotels & Resorts, Inc.	53,200	499,548
Cedar Realty Trust, Inc.	18,100	54,300
City Office REIT, Inc.	70,895	1,020,179
CoreCivic, Inc.	92,700	1,601,856
CorePoint Lodging, Inc.	7,600	76,836
CoreSite Realty Corp.	1,900	231,515
Cousins Properties, Inc.	50,059	1,881,718
DiamondRock Hospitality Co.	133,800	1,371,450
Essential Properties Realty Trust, Inc.	6,600	151,206
First Industrial Realty Trust, Inc.	37,500	1,483,500
Front Yard Residential Corp.	10,400	120,224
GEO Group, Inc. (The)	66,600	1,154,844
Getty Realty Corp.	29,900	958,594
Gladstone Commercial Corp.	17,200	404,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,100	848,265
Highwoods Properties, Inc.	11,400	512,316
Hudson Pacific Properties, Inc.	7,600	254,296
Jernigan Capital, Inc.	13,500	259,875
Kite Realty Group Trust	10,050	162,307
New Senior Investment Group, Inc.	132,100	882,428
Rexford Industrial Realty, Inc.	20,500	902,410
RLJ Lodging Trust	49,117	834,498
Ryman Hospitality Properties, Inc.	21,816	1,784,767
Saul Centers, Inc.	100	5,451
Senior Housing Properties Trust	36,800	340,584
Sun Communities, Inc.	4,100	608,645
Sunstone Hotel Investors, Inc.	73,274	1,006,785
Terreno Realty Corp.	6,100	311,649
Urban Edge Properties	49,700	983,563
Urstadt Biddle Properties, Inc., Class A	6,700	158,790
Xenia Hotels & Resorts, Inc.	80,051	1,690,677

		24,325,896

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	4,864	783,882
Grocery Outlet Holding Corp. *	9,400	325,992
Performance Food Group Co. *	20,761	955,214
SpartanNash Co.	53,500	632,905

		2,697,993

Food Products 0.6%
Fresh Del Monte Produce, Inc.	13,700	467,307
Post Holdings, Inc. *	4,359	461,356

Sanderson Farms, Inc.	5,075	768,000

		1,696,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities 1.4%
New Jersey Resources Corp.	15,000	$678,300
ONE Gas, Inc.	8,600	826,546
Southwest Gas Holdings, Inc.	19,800	1,802,592
Spire, Inc.	8,400	732,816

		4,040,254

Health Care Equipment & Supplies 0.4%
Globus Medical, Inc., Class A *	19,347	989,019
Lantheus Holdings, Inc. *	7,800	195,507

		1,184,526

Health Care Providers & Services 3.2%
American Renal Associates Holdings, Inc. *	17,100	108,072
Cross Country Healthcare, Inc. *	56,500	581,950
Encompass Health Corp.	33,071	2,092,733
Magellan Health, Inc. *	28,700	1,782,270
Molina Healthcare, Inc. *	26,155	2,869,726
Owens & Minor, Inc. (a)	180,400	1,048,124
Patterson Cos., Inc.	38,600	687,852
Triple-S Management Corp., Class B *	15,905	213,127

		9,383,854

Health Care Technology 0.1%
Computer Programs & Systems, Inc.	15,200	343,672

Hotels, Restaurants & Leisure 1.2%
Choice Hotels International, Inc. (a)	18,744	1,667,466
Dave & Buster’s Entertainment, Inc.	26,557	1,034,395
Monarch Casino & Resort, Inc. *	22,210	925,935

		3,627,796

Household Durables 2.8%
Bassett Furniture Industries, Inc.	9,300	142,290
Hamilton Beach Brands Holding Co., Class A	4,000	64,680
Helen of Troy Ltd. *	6,414	1,011,231
Hooker Furniture Corp. (a)	10,100	216,544
KB Home	27,000	918,000
LGI Homes, Inc. *(a)	31,762	2,646,410
Lifetime Brands, Inc.	22,800	201,780
Meritage Homes Corp. *	36,600	2,574,810
Taylor Morrison Home Corp. *	11,900	308,686

		8,084,431

Household Products 0.7%
Central Garden & Pet Co., Class A *	70,700	1,960,157

Independent Power and Renewable Electricity Producers 1.1%
Atlantic Power Corp. *	54,400	127,296
Clearway Energy, Inc., Class A	48,500	840,990
Clearway Energy, Inc., Class C	23,000	419,750
Vistra Energy Corp.	69,675	1,862,413

		3,250,449

Insurance 1.7%
American Equity Investment Life Holding Co.	39,000	943,800
FedNat Holding Co.	16,000	223,840
First American Financial Corp.	18,400	1,085,784
Heritage Insurance Holdings, Inc.	8,300	124,085
National General Holdings Corp.	5,300	122,006
Safety Insurance Group, Inc.	3,000	303,990
Third Point Reinsurance Ltd. *	16,894	168,771
Universal Insurance Holdings, Inc. (a)	64,381	1,930,786

		4,903,062

Common Stocks (continued)
	Shares	Value

Interactive Media & Services 0.1%
TripAdvisor, Inc. *	10,514	$406,682

Internet & Direct Marketing Retail 0.4%
Stamps.com, Inc. *	14,119	1,051,160

IT Services 2.3%
CACI International, Inc., Class A *	1,300	300,638
EVERTEC, Inc.	5,500	171,710
KBR, Inc.	104,600	2,566,884
MAXIMUS, Inc.	17,886	1,381,872
Perspecta, Inc.	74,100	1,935,492
Unisys Corp. *	29,200	216,956

		6,573,552

Life Sciences Tools & Services 1.1%
Charles River Laboratories International, Inc. *	16,982	2,247,908
PRA Health Sciences, Inc. *	9,088	901,802

		3,149,710

Machinery 4.0%
Alamo Group, Inc.	10,999	1,294,802
Commercial Vehicle Group, Inc. *	58,700	423,227
Douglas Dynamics, Inc.	41,661	1,856,831
Graham Corp.	5,000	99,300
Hurco Cos., Inc.	9,100	292,747
Hyster-Yale Materials Handling, Inc.	5,400	295,542
LB Foster Co., Class A *	4,300	93,181
Meritor, Inc. *	84,900	1,570,650
Middleby Corp. (The) *	17,422	2,036,632
Mueller Industries, Inc.	3,354	96,193
Toro Co. (The)	19,312	1,415,570
Wabash National Corp.	90,400	1,311,704
Woodward, Inc.	9,009	971,440

		11,757,819

Media 2.2%
EW Scripps Co. (The), Class A	9,900	131,472
Fluent, Inc. *	50,300	137,571
Gray Television, Inc. *	44,900	732,768
Liberty Latin America Ltd., Class A *	59,700	1,019,079
Meredith Corp.	7,500	274,950
National CineMedia, Inc.	17,100	140,220
Nexstar Media Group, Inc., Class A (a)	16,079	1,645,042
Sinclair Broadcast Group, Inc., Class A	33,700	1,440,338
TEGNA, Inc.	64,700	1,004,791

		6,526,231

Metals & Mining 0.8%
Cleveland-Cliffs, Inc.	10,800	77,976
Commercial Metals Co.	65,100	1,131,438
Ramaco Resources, Inc. *	18,013	67,279
Warrior Met Coal, Inc.	56,900	1,110,688

		2,387,381

Mortgage Real Estate Investment Trusts (REITs) 1.4%
AG Mortgage Investment Trust, Inc.	77,000	1,166,550
ARMOUR Residential REIT, Inc.	12,000	201,000
Invesco Mortgage Capital, Inc.	7,600	116,356
KKR Real Estate Finance Trust, Inc.	35,800	699,174
Ladder Capital Corp.	21,300	367,851
PennyMac Mortgage Investment Trust	20,400	453,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	66,500	$1,091,265

		4,095,688

Multi-Utilities 0.3%
NorthWestern Corp.	6,600	495,330
Unitil Corp.	4,300	272,792

		768,122

Oil, Gas & Consumable Fuels 2.6%
Abraxas Petroleum Corp. *	196,400	99,673
Amplify Energy Corp. (a)	39,300	242,481
Arch Coal, Inc., Class A	16,400	1,216,880
CVR Energy, Inc.	21,200	933,436
Delek US Holdings, Inc.	44,500	1,615,350
Denbury Resources, Inc. *(a)	111,100	132,209
Evolution Petroleum Corp.	28,300	165,272
Gulfport Energy Corp. *(a)	164,500	445,795
Infinity Bio-energy Ltd. Reg. S *^¥	155,500	0
Par Pacific Holdings, Inc. *	13,900	317,754
Peabody Energy Corp.	6,400	94,208
Renewable Energy Group, Inc. *(a)	52,678	790,433
REX American Resources Corp. *	1,200	91,596
Southwestern Energy Co. *(a)	87,400	168,682
Texas Pacific Land Trust	626	406,631
W&T Offshore, Inc. *(a)	226,000	987,620

		7,708,020

Paper & Forest Products 1.2%
Boise Cascade Co.	33,100	1,078,729
Louisiana-Pacific Corp.	30,100	739,858
Schweitzer-Mauduit International, Inc.	43,700	1,636,128
Verso Corp., Class A *	4,400	54,472

		3,509,187

Pharmaceuticals 0.3%
Kala Pharmaceuticals, Inc. *(a)	54,400	206,992
Lannett Co., Inc. *	50,300	563,360
Zogenix, Inc. *	5,100	204,204

		974,556

Professional Services 1.5%
Acacia Research Corp. *	50,600	135,608
CBIZ, Inc. *	30,000	705,000
CRA International, Inc.	5,600	235,032
Heidrick & Struggles International, Inc.	8,700	237,510
Kelly Services, Inc., Class A	76,000	1,840,720
Korn Ferry	5,100	197,064
TrueBlue, Inc. *	42,600	898,860

		4,249,794

Real Estate Management & Development 1.1%
Colliers International Group, Inc. (a)	27,890	2,093,144
Jones Lang LaSalle, Inc.	7,430	1,033,216
Newmark Group, Inc., Class A	18,998	172,122

		3,298,482

Road & Rail 0.4%
ArcBest Corp.	35,800	1,090,110
Covenant Transportation Group, Inc., Class A *	5,100	83,844

		1,173,954

Semiconductors & Semiconductor Equipment 2.2%
Alpha & Omega Semiconductor Ltd. *	63,453	779,203
Amkor Technology, Inc. *	84,700	770,770
Cabot Microelectronics Corp.	5,402	762,816

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd. *	45,324	$1,095,934
Photronics, Inc. *	47,900	521,152
Rambus, Inc. *	154,100	2,022,562
Ultra Clean Holdings, Inc. *(a)	24,100	352,704
Universal Display Corp.	1,255	210,715

		6,515,856

Software 2.3%
Avaya Holdings Corp. *	25,300	258,819
BlackBerry Ltd. *	52,534	275,804
Dropbox, Inc., Class A *	23,636	476,738
LogMeIn, Inc.	30,591	2,170,737
PTC, Inc. *	18,941	1,291,397
SolarWinds Corp. *	23,868	440,365
Talend SA, ADR *	12,032	408,847
Tyler Technologies, Inc. *	5,042	1,323,525

		6,646,232

Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	12,600	196,560
Barnes & Noble Education, Inc. *	134,400	419,328
Cato Corp. (The), Class A (a)	27,000	475,470
Citi Trends, Inc.	13,900	254,370
Hibbett Sports, Inc. *	69,300	1,586,970
Lithia Motors, Inc., Class A	3,800	503,044
Office Depot, Inc.	717,000	1,258,335
Rent-A-Center, Inc.	76,900	1,983,251

		6,677,328

Textiles, Apparel & Luxury Goods 0.7%
Culp, Inc.	5,800	94,540
Deckers Outdoor Corp. *	6,800	1,002,048
Steven Madden Ltd. (a)	26,186	937,197

		2,033,785

Thrifts & Mortgage Finance 4.9%
Axos Financial, Inc. *	96,273	2,661,948
Bridgewater Bancshares, Inc. *	12,792	152,737
Dime Community Bancshares, Inc.	23,900	511,699
Essent Group Ltd.	40,900	1,949,703
First Defiance Financial Corp.	9,800	283,857
Flagstar Bancorp, Inc.	20,300	758,205
FS Bancorp, Inc.	2,100	110,250
HomeStreet, Inc. *	10,500	286,860
Luther Burbank Corp.	24,000	271,920
Meta Financial Group, Inc.	3,100	101,091
MGIC Investment Corp.	112,900	1,420,282
PennyMac Financial Services, Inc. *	72,700	2,208,626
Radian Group, Inc.	71,800	1,639,912
Riverview Bancorp, Inc.	13,400	98,892
Territorial Bancorp, Inc.	1,600	45,728
United Community Financial Corp.	29,032	312,965
Walker & Dunlop, Inc. (a)	25,200	1,409,436
WSFS Financial Corp.	1,500	66,150

		14,290,261

Trading Companies & Distributors 2.7%
Aircastle Ltd.	36,000	807,480
Applied Industrial Technologies, Inc.	1,300	73,840
BMC Stock Holdings, Inc. *	42,700	1,117,886
DXP Enterprises, Inc. *	4,400	152,768
GMS, Inc. *	69,300	1,990,296
MRC Global, Inc. *	59,100	716,883
NOW, Inc. *	23,100	264,957
Rush Enterprises, Inc., Class A	25,400	979,932
Veritiv Corp. *	10,800	195,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
Watsco, Inc.	9,401	$1,590,461

		7,889,767

Water Utilities 0.1%
Artesian Resources Corp., Class A	1,900	70,300
Consolidated Water Co. Ltd.	17,400	286,926

		357,226

Wireless Telecommunication Services 0.0%†
Spok Holdings, Inc.	3,500	41,790

Total Common Stocks (cost $278,022,045)		278,824,083

Repurchase Agreements 1.8%
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $158,065, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $161,215. (b)	$158,054	158,054

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $2,028,362, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $2,040,000. (b)(c)	2,000,000	2,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $3,000,205, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $3,060,000. (b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $5,158,054)		5,158,054

Total Investments (cost $283,180,099) — 97.6%		283,982,137

Other assets in excess of liabilities — 2.4%		7,062,649

NET ASSETS — 100.0%		$291,044,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $10,526,931, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,158,054 and by $5,790,607, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $10,948,661.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $5,158,054.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	94	12/2019	USD	7,167,500	(272,108)

					(272,108)

At September 30, 2019, the Fund had $397,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,611,485	$–	$–	$4,611,485
Air Freight & Logistics	3,897,523	–	–	3,897,523
Airlines	1,343,160	–	–	1,343,160
Auto Components	3,791,727	–	–	3,791,727
Banks	46,352,503	–	–	46,352,503
Beverages	349,690	–	–	349,690
Biotechnology	2,591,537	–	–	2,591,537
Building Products	3,132,810	–	–	3,132,810
Capital Markets	3,660,765	–	–	3,660,765
Chemicals	3,121,953	–	–	3,121,953
Commercial Services & Supplies	4,502,184	–	–	4,502,184
Communications Equipment	2,433,489	–	–	2,433,489
Construction & Engineering	5,340,315	–	–	5,340,315
Consumer Finance	2,021,460	–	–	2,021,460
Containers & Packaging	1,305,531	–	–	1,305,531
Distributors	1,313,982	–	–	1,313,982
Diversified Consumer Services	2,749,652	–	–	2,749,652
Diversified Financial Services	168,773	–	–	168,773
Diversified Telecommunication Services	1,390,941	–	–	1,390,941
Electric Utilities	5,220,893	–	–	5,220,893
Electrical Equipment	247,632	–	–	247,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$8,015,743	$–	$–	$8,015,743
Energy Equipment & Services	3,678,999	–	–	3,678,999
Equity Real Estate Investment Trusts (REITs)	24,325,896	–	–	24,325,896
Food & Staples Retailing	2,697,993	–	–	2,697,993
Food Products	1,696,663	–	–	1,696,663
Gas Utilities	4,040,254	–	–	4,040,254
Health Care Equipment & Supplies	1,184,526	–	–	1,184,526
Health Care Providers & Services	9,383,854	–	–	9,383,854
Health Care Technology	343,672	–	–	343,672
Hotels, Restaurants & Leisure	3,627,796	–	–	3,627,796
Household Durables	8,084,431	–	–	8,084,431
Household Products	1,960,157	–	–	1,960,157
Independent Power and Renewable Electricity Producers	3,250,449	–	–	3,250,449
Insurance	4,903,062	–	–	4,903,062
Interactive Media & Services	406,682	–	–	406,682
Internet & Direct Marketing Retail	1,051,160	–	–	1,051,160
IT Services	6,573,552	–	–	6,573,552
Life Sciences Tools & Services	3,149,710	–	–	3,149,710
Machinery	11,757,819	–	–	11,757,819
Media	6,526,231	–	–	6,526,231
Metals & Mining	2,387,381	–	–	2,387,381
Mortgage Real Estate Investment Trusts (REITs)	4,095,688	–	–	4,095,688
Multi-Utilities	768,122	–	–	768,122
Oil, Gas & Consumable Fuels	7,708,020	–	–	7,708,020
Paper & Forest Products	3,509,187	–	–	3,509,187
Pharmaceuticals	974,556	–	–	974,556
Professional Services	4,249,794	–	–	4,249,794
Real Estate Management & Development	3,298,482	–	–	3,298,482
Road & Rail	1,173,954	–	–	1,173,954
Semiconductors & Semiconductor Equipment	6,515,856	–	–	6,515,856
Software	6,646,232	–	–	6,646,232
Specialty Retail	6,677,328	–	–	6,677,328
Textiles, Apparel & Luxury Goods	2,033,785	–	–	2,033,785
Thrifts & Mortgage Finance	14,290,261	–	–	14,290,261
Trading Companies & Distributors	7,889,767	–	–	7,889,767
Water Utilities	357,226	–	–	357,226
Wireless Telecommunication Services	41,790	–	–	41,790
Total Common Stocks	$278,824,083	$–	$–	$278,824,083
Repurchase Agreements	$–	$5,158,054	$–	$5,158,054
Total Assets	$278,824,083	$5,158,054	$–	$283,982,137
Liabilities:
Futures Contracts	$(272,108)	$–	$–	$(272,108)
Total Liabilities	$(272,108)	$–	$–	$(272,108)
Total	$278,551,975	$5,158,054	$–	$283,710,029

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(272,108)
Total		$(272,108)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 98.4%
	Shares	Value

ARGENTINA 0.2%
Software 0.2%
Globant SA *	6,062	$555,158

AUSTRALIA 0.0%†
Consumer Finance 0.0%†
Aet and D Holdings No. 1 Ltd. *^¥	106,305	0

BERMUDA 0.2%
Insurance 0.2%
Third Point Reinsurance Ltd. *	59,516	594,565

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd. Reg. S *^¥	94,500	0

		594,565

CANADA 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Canada Goose Holdings, Inc. *(a)	13,524	594,650

IRELAND 0.1%
Biotechnology 0.1%
Prothena Corp. plc *	48,378	379,284

ISRAEL 0.3%
Machinery 0.3%
Kornit Digital Ltd. *	29,840	918,475

PUERTO RICO 1.3%
Banks 1.2%
First Bancorp/PR	299,716	2,991,167
OFG Bancorp	2,876	62,984
Popular, Inc.	8,590	464,547

		3,518,698

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B *	31,746	425,396

		3,944,094

UNITED KINGDOM 0.2%
Food Products 0.2%
Nomad Foods Ltd. *	28,606	586,423

UNITED STATES 95.9%
Aerospace & Defense 2.1%
Aerojet Rocketdyne Holdings, Inc. *(a)	28,244	1,426,604
Ducommun, Inc. *	14,488	614,291
HEICO Corp. (a)	7,980	996,542
Hexcel Corp.	4,646	381,576
Kratos Defense & Security Solutions, Inc. *(a)	28,418	528,433
Mercury Systems, Inc. *	26,672	2,164,967

		6,112,413

Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. *(a)	41,788	946,498

Auto Components 1.5%
Adient plc	14,137	324,586
American Axle & Manufacturing Holdings, Inc. *(a)	227,220	1,867,748
Cooper-Standard Holdings, Inc. *(a)	35,271	1,441,878
Modine Manufacturing Co. *	66,955	761,278
Shiloh Industries, Inc. *	5,425	22,460

		4,417,950

Banks 9.9%
1st Source Corp.	1,000	45,730
Atlantic Capital Bancshares, Inc. *	24,400	423,096

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Banks (continued)
BancFirst Corp.	22,760	$1,261,359
Bancorp, Inc. (The) *	81,720	809,028
Bank of Commerce Holdings	6,315	68,770
Bank of Marin Bancorp	8,190	339,803
BankFinancial Corp.	8,990	106,981
Banner Corp.	32,805	1,842,656
Baycom Corp. *	1,000	22,710
Capital City Bank Group, Inc.	7,587	208,263
CBTX, Inc.	8,127	226,581
Central Pacific Financial Corp.	64,239	1,824,388
Central Valley Community Bancorp	4,876	99,227
Chemung Financial Corp.	1,395	58,590
CIT Group, Inc.	13,300	602,623
Community Trust Bancorp, Inc.	12,640	538,211
East West Bancorp, Inc.	28,304	1,253,584
Enterprise Financial Services Corp.	29,719	1,211,049
FB Financial Corp.	11,962	449,173
Financial Institutions, Inc.	11,604	350,209
First Bancorp/NC	22,396	804,016
First Bancshares, Inc. (The)	3,542	114,407
First Business Financial Services, Inc.	7,903	190,304
First Financial Corp.	6,227	270,688
First Midwest Bancorp, Inc. (a)	77,828	1,516,089
Great Southern Bancorp, Inc.	8,010	456,170
Hancock Whitney Corp.	48,196	1,845,665
Heartland Financial USA, Inc.	6,600	295,284
Heritage Financial Corp. (a)	3,232	87,135
HomeTrust Bancshares, Inc.	12,387	322,929
IBERIABANK Corp.	25,258	1,907,988
Independent Bank Corp./MI	21,300	454,010
Lakeland Bancorp, Inc.	28,580	440,989
Mercantile Bank Corp.	700	22,960
Metropolitan Bank Holding Corp. *	4,824	189,728
MidWestOne Financial Group, Inc.	4,500	137,340
Nicolet Bankshares, Inc. *	7,668	510,459
Old Second Bancorp, Inc.	2,700	32,994
Opus Bank	24,531	534,040
Park National Corp. (a)	4,556	431,954
Peapack Gladstone Financial Corp. (a)	8,650	242,460
Peoples Bancorp, Inc.	3,900	124,059
Pinnacle Financial Partners, Inc.	9,697	550,305
QCR Holdings, Inc. (a)	14,167	538,063
Shore Bancshares, Inc.	6,786	104,572
Sierra Bancorp	3,626	96,307
TriCo Bancshares	53,085	1,926,985
UMB Financial Corp. (a)	25,622	1,654,669
WesBanco, Inc.	10,967	409,837
Wintrust Financial Corp.	18,400	1,189,192

		29,143,629

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A *(a)	974	354,614

Biotechnology 2.8%
Acorda Therapeutics, Inc. *(a)	206,823	593,582
Aduro Biotech, Inc. *	6,300	6,678
Agios Pharmaceuticals, Inc. *(a)	10,166	329,378
AMAG Pharmaceuticals, Inc. *(a)	58,202	672,233
Amicus Therapeutics, Inc. *(a)	36,758	294,799
Applied Genetic Technologies Corp. *	10,500	43,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Biotechnology (continued)
Aptinyx, Inc. *(a)	22,099	$77,126
BioCryst Pharmaceuticals, Inc. *(a)	126,184	361,517
CareDx, Inc. *(a)	22,774	514,920
Chimerix, Inc. *	89,945	211,371
Coherus Biosciences, Inc. *(a)	20,738	420,152
Cyclerion Therapeutics, Inc. *	3,844	46,589
Five Prime Therapeutics, Inc. *	21,283	82,472
Genomic Health, Inc. *	19,731	1,338,156
Global Blood Therapeutics, Inc. *(a)	9,078	440,465
ImmunoGen, Inc. *	20,000	48,400
Jounce Therapeutics, Inc. *	13,700	45,621
Kezar Life Sciences, Inc. *	4,800	15,744
Mersana Therapeutics, Inc. *	22,813	36,045
Minerva Neurosciences, Inc. *	1,064	8,246
Neon Therapeutics, Inc. *(a)	14,701	25,286
Repligen Corp. *(a)	28,625	2,195,250
Sutro Biopharma, Inc. *	2,230	20,271
Veracyte, Inc. *	17,094	410,256

		8,238,237

Building Products 1.0%
Apogee Enterprises, Inc.	6,500	253,435
Armstrong Flooring, Inc. *	60,252	385,010
Builders FirstSource, Inc. *	21,000	432,075
Lennox International, Inc. (a)	3,280	796,942
Resideo Technologies, Inc. *	2,700	38,745
Trex Co., Inc. *(a)	11,896	1,081,703

		2,987,910

Capital Markets 2.4%
Evercore, Inc., Class A	4,400	352,440
Hamilton Lane, Inc., Class A	26,693	1,520,433
Ladenburg Thalmann Financial Services, Inc.	46,629	110,511
LPL Financial Holdings, Inc.	18,359	1,503,602
Piper Jaffray Cos. (a)	16,479	1,243,835
Stifel Financial Corp.	16,551	949,696
Waddell & Reed Financial, Inc., Class A (a)	89,578	1,538,950

		7,219,467

Chemicals 3.8%
AdvanSix, Inc. *	41,434	1,065,682
Ashland Global Holdings, Inc.	12,600	970,830
CF Industries Holdings, Inc.	3,400	167,280
Element Solutions, Inc. *	12,900	131,322
Huntsman Corp.	15,000	348,900
Ingevity Corp. *	6,114	518,712
Innospec, Inc.	23,068	2,056,282
Koppers Holdings, Inc. *	7,766	226,845
Kraton Corp. *(a)	22,087	713,189
NewMarket Corp.	300	141,627
PolyOne Corp.	17,136	559,490
Stepan Co.	11,376	1,104,155
Trinseo SA	64,200	2,757,390
Valvoline, Inc.	24,500	539,735

		11,301,439

Commercial Services & Supplies 1.3%
Casella Waste Systems, Inc., Class A *	36,835	1,581,694
Clean Harbors, Inc. *	11,609	896,215
IAA, Inc. *	12,338	514,865

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. (a)	98,233	$448,925
RR Donnelley & Sons Co. (a)	148,680	560,524

		4,002,223

Communications Equipment 1.8%
ADTRAN, Inc. (a)	105,881	1,201,220
Calix, Inc. *(a)	53,070	339,117
Comtech Telecommunications Corp.	455	14,788
Digi International, Inc. *	50,606	689,254
EMCORE Corp. *	19,919	61,151
Harmonic, Inc. *(a)	219,732	1,445,836
Infinera Corp. *(a)	195,668	1,066,391
NetScout Systems, Inc. *(a)	22,012	507,597
Ribbon Communications, Inc. *	23,172	135,324

		5,460,678

Construction & Engineering 0.7%
AECOM *	9,200	345,552
Fluor Corp.	25,100	480,163
Great Lakes Dredge & Dock Corp. *	59,961	626,593
HC2 Holdings, Inc. *(a)	41,267	96,977
Sterling Construction Co., Inc. *	46,371	609,779

		2,159,064

Consumer Finance 0.4%
Elevate Credit, Inc. *	18,149	76,407
Enova International, Inc. *	21,629	448,802
Green Dot Corp., Class A *(a)	24,200	611,050
LendingClub Corp. *(a)	4,100	53,628

		1,189,887

Containers & Packaging 0.4%
Graphic Packaging Holding Co. (a)	42,660	629,235
Silgan Holdings, Inc.	16,354	491,192

		1,120,427

Distributors 0.8%
Pool Corp.	11,400	2,299,380

Diversified Consumer Services 2.5%
Adtalem Global Education, Inc. *	7,900	300,911
American Public Education, Inc. *	24,996	558,411
Bright Horizons Family Solutions, Inc. *	14,131	2,154,977
Graham Holdings Co., Class B	690	457,781
K12, Inc. *	61,697	1,628,800
Regis Corp. *(a)	38,858	785,709
Strategic Education, Inc. (a)	10,970	1,490,604

		7,377,193

Diversified Financial Services 0.2%
Marlin Business Services Corp.	1,977	49,801
Voya Financial, Inc.	11,800	642,392

		692,193

Electric Utilities 1.7%
ALLETE, Inc.	15,060	1,316,395
PNM Resources, Inc.	33,060	1,721,765
Portland General Electric Co.	35,300	1,989,860

		5,028,020

Electrical Equipment 0.2%
Bloom Energy Corp., Class A *(a)	24,100	78,325
Powell Industries, Inc.	14,889	582,904

		661,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components 3.5%
Arlo Technologies, Inc. *	151,578	$516,881
Avnet, Inc.	14,500	645,033
Benchmark Electronics, Inc.	84,641	2,459,667
Daktronics, Inc.	50,777	374,988
Fitbit, Inc., Class A *(a)	214,925	818,864
Insight Enterprises, Inc. *(a)	25,491	1,419,594
Jabil, Inc.	23,400	837,018
Novanta, Inc. *	11,651	952,120
PC Connection, Inc.	1,626	63,251
ScanSource, Inc. *	1,455	44,450
Tech Data Corp. *(a)	20,340	2,120,242

		10,252,108

Energy Equipment & Services 0.7%
Exterran Corp. *	35,481	463,382
Gulf Island Fabrication, Inc. *	2,817	15,071
Keane Group, Inc. *(a)	20,415	123,715
Matrix Service Co. *	39,725	680,887
SEACOR Holdings, Inc. *(a)	15,984	752,366

		2,035,421

Entertainment 0.8%
Madison Square Garden Co. (The), Class A *	1,830	482,242
Rosetta Stone, Inc. *	45,947	799,478
Zynga, Inc., Class A *	171,267	996,773

		2,278,493

Equity Real Estate Investment Trusts (REITs) 4.8%
Alexander & Baldwin, Inc.	9,293	227,771
Americold Realty Trust	14,274	529,137
Braemar Hotels & Resorts, Inc.	5,078	47,682
Camden Property Trust	6,900	765,969
Chatham Lodging Trust	86,388	1,567,942
CorePoint Lodging, Inc.	85,779	867,226
CoreSite Realty Corp.	6,921	843,324
DiamondRock Hospitality Co.	190,491	1,952,533
Equity Commonwealth	11,200	383,600
First Industrial Realty Trust, Inc.	26,820	1,060,999
Franklin Street Properties Corp.	40,500	342,630
Getty Realty Corp.	11,624	372,665
Investors Real Estate Trust	10,137	756,930
Rayonier, Inc.	9,300	262,260
Retail Value, Inc.	11,712	433,812
SITE Centers Corp.	15,700	237,227
Sunstone Hotel Investors, Inc.	185,339	2,546,559
Terreno Realty Corp.	6,100	311,649
Xenia Hotels & Resorts, Inc.	29,234	617,422

		14,127,337

Food & Staples Retailing 0.2%
Grocery Outlet Holding Corp. *	11,885	412,172
SpartanNash Co.	21,065	249,199

		661,371

Food Products 1.8%
Fresh Del Monte Produce, Inc.	38,787	1,323,025
Freshpet, Inc. *	27,065	1,347,025
Post Holdings, Inc. *	6,053	640,650
Sanderson Farms, Inc.	3,680	556,894
Simply Good Foods Co. (The) *	51,213	1,484,664

		5,352,258

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Gas Utilities 2.4%
Northwest Natural Holding Co.	30,731	$2,192,350
ONE Gas, Inc.	19,355	1,860,209
Southwest Gas Holdings, Inc.	33,824	3,079,337

		7,131,896

Health Care Equipment & Supplies 4.6%
CryoPort, Inc. *(a)	18,316	299,558
Endologix, Inc. *	27,845	110,545
Glaukos Corp. *	7,542	471,450
Haemonetics Corp. *	6,272	791,150
Insulet Corp. *(a)	14,319	2,361,632
iRhythm Technologies, Inc. *(a)	13,721	1,016,863
LivaNova plc *	27,300	2,014,467
Masimo Corp. *	12,640	1,880,706
Novocure Ltd. *	10,503	785,414
Orthofix Medical, Inc. *	15,451	819,212
Penumbra, Inc. *(a)	6,636	892,476
RTI Surgical Holdings, Inc. *	1,800	5,130
Tandem Diabetes Care, Inc. *	9,175	541,142
Varex Imaging Corp. *	38,629	1,102,472
Wright Medical Group NV *(a)	26,643	549,645

		13,641,862

Health Care Providers & Services 1.7%
Addus HomeCare Corp. *	8,026	636,301
Amedisys, Inc. *	7,527	986,112
Cross Country Healthcare, Inc. *	53,410	550,123
HealthEquity, Inc. *	8,612	492,133
Magellan Health, Inc. *	23,751	1,474,938
Molina Healthcare, Inc. *	1,410	154,705
Owens & Minor, Inc. (a)	130,253	756,770

		5,051,082

Health Care Technology 2.0%
Allscripts Healthcare Solutions, Inc. *(a)	232,500	2,552,851
Computer Programs & Systems, Inc.	24,461	553,063
Inspire Medical Systems, Inc. *	14,106	860,748
Omnicell, Inc. *(a)	16,441	1,188,191
Teladoc Health, Inc. *(a)	13,310	901,353

		6,056,206

Hotels, Restaurants & Leisure 1.5%
Choice Hotels International, Inc. (a)	10,334	919,313
Fiesta Restaurant Group, Inc. *(a)	62,281	648,968
Planet Fitness, Inc., Class A *	22,012	1,273,834
Wingstop, Inc.	18,638	1,626,725

		4,468,840

Household Durables 0.7%
Bassett Furniture Industries, Inc.	1,416	21,665
CSS Industries, Inc.	10,067	39,966
GoPro, Inc., Class A *(a)	72,004	373,341
Hooker Furniture Corp. (a)	27,071	580,402
Roku, Inc. *	9,912	1,008,645

		2,024,019

Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	8,000	316,800

Insurance 4.5%
American Equity Investment Life Holding Co.	61,067	1,477,821
Argo Group International Holdings Ltd.	22,203	1,559,539
Donegal Group, Inc., Class A	4,400	64,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Insurance (continued)
eHealth, Inc. *(a)	11,183	$746,913
Employers Holdings, Inc. (a)	39,424	1,718,098
FedNat Holding Co.	6,779	94,838
Hallmark Financial Services, Inc. *	21,440	410,147
HCI Group, Inc.	12,100	508,684
Heritage Insurance Holdings, Inc.	102,373	1,530,476
Kemper Corp.	8,130	633,734
Kinsale Capital Group, Inc.	10,539	1,088,784
National General Holdings Corp.	34,956	804,687
Primerica, Inc.	7,952	1,011,733
Protective Insurance Corp., Class B	3,984	69,521
Reinsurance Group of America, Inc.	7,060	1,128,753
United Insurance Holdings Corp.	31,794	444,798

		13,293,030

Interactive Media & Services 0.4%
Care.com, Inc. *	9,900	103,455
Meet Group, Inc. (The) *(a)	123,822	405,517
TrueCar, Inc. *	163,398	555,553

		1,064,525

Internet & Direct Marketing Retail 0.5%
Etsy, Inc. *(a)	26,143	1,477,080

IT Services 2.3%
Euronet Worldwide, Inc. *	9,397	1,374,781
KBR, Inc.	94,405	2,316,700
ManTech International Corp., Class A	20,463	1,461,263
MongoDB, Inc. *(a)	10,330	1,244,558
Unisys Corp. *	71,343	530,078

		6,927,380

Leisure Products 0.4%
Nautilus, Inc. *	79,051	106,719
Vista Outdoor, Inc. *(a)	194,710	1,205,255

		1,311,974

Life Sciences Tools & Services 1.5%
10X Genomics, Inc., Class A *	5,167	260,417
Adaptive Biotechnologies Corp. *	3,755	116,030
Bio-Techne Corp.	11,034	2,159,022
Medpace Holdings, Inc. *	9,337	784,681
PRA Health Sciences, Inc. *	12,885	1,278,579

		4,598,729

Machinery 5.1%
AGCO Corp.	23,400	1,771,380
Chart Industries, Inc. *(a)	15,950	994,642
Commercial Vehicle Group, Inc. *	18,299	131,936
Hyster-Yale Materials Handling, Inc. (a)	14,313	783,350
ITT, Inc.	20,021	1,225,085
John Bean Technologies Corp.	5,128	509,877
LB Foster Co., Class A *	10,305	223,309
Manitowoc Co., Inc. (The) *	106,130	1,326,625
Navistar International Corp. *	39,700	1,115,967
Park-Ohio Holdings Corp.	7,500	223,950
RBC Bearings, Inc. *(a)	13,145	2,180,888
REV Group, Inc.	54,647	624,615
Spartan Motors, Inc.	28,460	390,471
SPX Corp. *	5,700	228,057
Terex Corp.	59,500	1,545,215
Titan International, Inc.	75,256	203,191

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Machinery (continued)
Woodward, Inc.	14,691	$1,584,131

		15,062,689

Media 1.0%
Cable One, Inc.	1,138	1,427,849
comScore, Inc. *(a)	85,300	162,923
Marchex, Inc., Class B *	19,723	61,930
Mode Media M-1 Escrow *^¥	2,754	0
Scholastic Corp.	29,146	1,100,553
Tribune Publishing Co.	10,700	91,806

		2,845,061

Metals & Mining 0.1%
Ryerson Holding Corp. *	8,800	75,064
Schnitzer Steel Industries, Inc., Class A (a)	13,635	281,699

		356,763

Multiline Retail 0.2%
JC Penney Co., Inc. *	241,983	215,099
Ollie’s Bargain Outlet Holdings, Inc. *(a)	7,727	453,111

		668,210

Multi-Utilities 0.6%
Avista Corp.	39,176	1,897,685

Oil, Gas & Consumable Fuels 2.8%
Amplify Energy Corp. (a)	20,338	125,485
Arch Coal, Inc., Class A (a)	29,700	2,203,740
Berry Petroleum Corp.	3,124	29,241
CONSOL Energy, Inc. *(a)	6,500	101,595
Matador Resources Co. *(a)	34,430	569,128
Par Pacific Holdings, Inc. *(a)	71,529	1,635,153
Peabody Energy Corp.	43,324	637,729
Talos Energy, Inc. *	38,125	775,081
World Fuel Services Corp.	56,189	2,244,189

		8,321,341

Paper & Forest Products 0.8%
Boise Cascade Co.	45,357	1,478,185
PH Glatfelter Co. (a)	47,336	728,501
Verso Corp., Class A *(a)	8,900	110,182

		2,316,868

Pharmaceuticals 0.7%
Akorn, Inc. *(a)	112,684	428,199
Assertio Therapeutics, Inc. *	164,442	210,486
Endo International plc *(a)	184,186	591,237
Intra-Cellular Therapies, Inc. *(a)	16,869	126,011
Lannett Co., Inc. *	22,406	250,947
Menlo Therapeutics, Inc. *	7,472	33,475
Osmotica Pharmaceuticals plc *	7,800	29,952
Revance Therapeutics, Inc. *(a)	25,915	336,895

		2,007,202

Professional Services 1.3%
Insperity, Inc.	5,402	532,745
Kelly Services, Inc., Class A	67,611	1,637,539
ManpowerGroup, Inc.	4,700	395,928
TrueBlue, Inc. *	62,369	1,315,986

		3,882,198

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	1,603	32,413
Consolidated-Tomoka Land Co.	7,385	484,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc. *	7,825	$143,041

		659,910

Road & Rail 0.5%
ArcBest Corp. (a)	46,620	1,419,579
Semiconductors & Semiconductor Equipment 3.9%
Cirrus Logic, Inc. *(a)	59,423	3,183,885
Kopin Corp. *	35,671	24,196
Lattice Semiconductor Corp. *	65,429	1,196,369
MKS Instruments, Inc.	9,590	884,965
Monolithic Power Systems, Inc.	11,960	1,861,335
NeoPhotonics Corp. *	29,800	181,482
Silicon Laboratories, Inc. *	6,076	676,563
Synaptics, Inc. *(a)	68,971	2,755,391
Veeco Instruments, Inc. *	66,261	773,928

		11,538,114

Software 5.6%
Alteryx, Inc., Class A *	11,342	1,218,471
Anaplan, Inc. *	24,045	1,130,115
Avalara, Inc. *	7,431	500,032
Cloudflare, Inc., Class A *	27,705	514,482
Coupa Software, Inc. *	16,135	2,090,611
Envestnet, Inc. *(a)	6,148	348,592
HubSpot, Inc. *	8,444	1,280,195
Paylocity Holding Corp. *	13,022	1,270,687
Q2 Holdings, Inc. *	16,306	1,286,054
QAD, Inc., Class A	1,400	64,652
Rapid7, Inc. *(a)	17,803	808,078
RingCentral, Inc., Class A *	15,088	1,895,957
Seachange International, Inc. *	34,670	99,850
Synchronoss Technologies, Inc. *(a)	75,280	406,512
Telenav, Inc. *	44,887	214,560
TiVo Corp.	197,983	1,507,641
Trade Desk, Inc. (The), Class A *	9,847	1,846,805

		16,483,294

Specialty Retail 1.6%
Aaron’s, Inc.	28,909	1,857,693
Boot Barn Holdings, Inc. *(a)	41,660	1,453,934
Container Store Group, Inc. (The) *	13,689	60,505
Murphy USA, Inc. *	15,800	1,347,740

		4,719,872

Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc. *	24,812	277,894
Intevac, Inc. *	9,356	49,025
Stratasys Ltd. *(a)	43,545	927,727

		1,254,646

Thrifts & Mortgage Finance 1.6%
Bridgewater Bancshares, Inc. *	2,013	24,035
First Defiance Financial Corp.	13,120	380,021
Flagstar Bancorp, Inc.	18,392	686,941
Home Bancorp, Inc.	1,500	58,485
Merchants Bancorp	10,957	181,229
Meridian Bancorp, Inc.	29,600	555,000
OP Bancorp	6,876	67,247
Riverview Bancorp, Inc.	5,600	41,328
Territorial Bancorp, Inc.	2,625	75,023
TrustCo Bank Corp.	113,689	926,565
United Community Financial Corp.	2,253	24,287

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	44,836	$1,658,484

		4,678,645

Trading Companies & Distributors 1.2%
Foundation Building Materials, Inc. *	33,171	513,819
Herc Holdings, Inc. *	40,366	1,877,422
MRC Global, Inc. *	35,099	425,751
Veritiv Corp. *	24,470	442,418
WESCO International, Inc. *	5,300	253,181

		3,512,591

		284,407,530

Total Common Stocks (cost $285,668,733)		291,980,179

Preferred Stock 0.0%†
	Shares	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*^¥	19,276	0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†
	Principal Amount	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/2/2014^¥	$42,256	0
Mode Media, Inc., 9.00%, 12/2/2014^¥	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†
	Number of Rights	Value

UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR *^¥	36,134	0

Total Rights (cost $–)		0

Repurchase Agreements 9.1%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,320, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $5,100,000.(b)	$5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $8,123,171, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $8,285,105.(b)	$8,122,652	$8,122,652

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $3,042,543, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $3,060,000.(b)(c)	3,000,000	3,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $11,000,749, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $11,220,000.(b)	11,000,000	11,000,000

Total Repurchase Agreements (cost $27,122,652)		27,122,652

Total Investments (cost $312,934,686) — 107.5%		319,102,831

Liabilities in excess of other assets — (7.5)%		(22,131,520)

NET ASSETS — 100.0%		$296,971,311

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $49,809,981, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,122,652 and by $23,915,428, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $51,038,080.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $27,122,652.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CVR	Contingent Value Rights
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,112,413	$–	$–	$6,112,413
Air Freight & Logistics	946,498	–	–	946,498
Auto Components	4,417,950	–	–	4,417,950
Banks	32,662,327	–	–	32,662,327
Beverages	354,614	–	–	354,614
Biotechnology	8,617,521	–	–	8,617,521
Building Products	2,987,910	–	–	2,987,910
Capital Markets	7,219,467	–	–	7,219,467
Chemicals	11,301,439	–	–	11,301,439
Commercial Services & Supplies	4,002,223	–	–	4,002,223
Communications Equipment	5,460,678	–	–	5,460,678
Construction & Engineering	2,159,064	–	–	2,159,064
Consumer Finance	1,189,887	–	–	1,189,887
Containers & Packaging	1,120,427	–	–	1,120,427
Distributors	2,299,380	–	–	2,299,380
Diversified Consumer Services	7,377,193	–	–	7,377,193
Diversified Financial Services	692,193	–	–	692,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$5,028,020	$–	$–	$5,028,020
Electrical Equipment	661,229	–	–	661,229
Electronic Equipment, Instruments & Components	10,252,108	–	–	10,252,108
Energy Equipment & Services	2,035,421	–	–	2,035,421
Entertainment	2,278,493	–	–	2,278,493
Equity Real Estate Investment Trusts (REITs)	14,127,337	–	–	14,127,337
Food & Staples Retailing	661,371	–	–	661,371
Food Products	5,938,681	–	–	5,938,681
Gas Utilities	7,131,896	–	–	7,131,896
Health Care Equipment & Supplies	13,641,862	–	–	13,641,862
Health Care Providers & Services	5,476,478	–	–	5,476,478
Health Care Technology	6,056,206	–	–	6,056,206
Hotels, Restaurants & Leisure	4,468,840	–	–	4,468,840
Household Durables	2,024,019	–	–	2,024,019
Independent Power and Renewable Electricity Producers	316,800	–	–	316,800
Insurance	13,887,595	–	–	13,887,595
Interactive Media & Services	1,064,525	–	–	1,064,525
Internet & Direct Marketing Retail	1,477,080	–	–	1,477,080
IT Services	6,927,380	–	–	6,927,380
Leisure Products	1,311,974	–	–	1,311,974
Life Sciences Tools & Services	4,598,729	–	–	4,598,729
Machinery	15,981,164	–	–	15,981,164
Media	2,845,061	–	–	2,845,061
Metals & Mining	356,763	–	–	356,763
Multiline Retail	668,210	–	–	668,210
Multi-Utilities	1,897,685	–	–	1,897,685
Oil, Gas & Consumable Fuels	8,321,341	–	–	8,321,341
Paper & Forest Products	2,316,868	–	–	2,316,868
Pharmaceuticals	2,007,202	–	–	2,007,202
Professional Services	3,882,198	–	–	3,882,198
Real Estate Management & Development	659,910	–	–	659,910
Road & Rail	1,419,579	–	–	1,419,579
Semiconductors & Semiconductor Equipment	11,538,114	–	–	11,538,114
Software	17,038,452	–	–	17,038,452
Specialty Retail	4,719,872	–	–	4,719,872
Technology Hardware, Storage & Peripherals	1,254,646	–	–	1,254,646
Textiles, Apparel & Luxury Goods	594,650	–	–	594,650
Thrifts & Mortgage Finance	4,678,645	–	–	4,678,645
Trading Companies & Distributors	3,512,591	–	–	3,512,591
Total Common Stocks	$291,980,179	$–	$–	$291,980,179
Corporate Bonds	$–	$–	$–	$–
Preferred Stock	–	–	–	–
Repurchase Agreements	–	27,122,652	–	27,122,652
Rights	–	–	–	–
Total	$291,980,179	$27,122,652	$–	$319,102,831

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held two corporate bond, three common stock, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.3%
	Shares	Value

Aerospace & Defense 1.4%
Boeing Co. (The)	1,746	$664,300
Curtiss-Wright Corp. (a)	13,210	1,708,978
General Dynamics Corp.	13,899	2,539,764
Lockheed Martin Corp.	5,918	2,308,375
Teledyne Technologies, Inc. *(a)	9,034	2,908,858

		10,130,275

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	38,692	2,874,429

Airlines 0.4%
Southwest Airlines Co.	59,783	3,228,880

Banks 3.2%
Bank of Hawaii Corp. (a)	8,631	741,662
Bank OZK	4,839	131,960
Cullen/Frost Bankers, Inc. (a)	4,453	394,313
East West Bancorp, Inc.	22,573	999,758
JPMorgan Chase & Co.	58,018	6,828,139
M&T Bank Corp.	12,488	1,972,729
PNC Financial Services Group, Inc. (The)	2,127	298,120
SVB Financial Group *	13,243	2,767,125
US Bancorp	128,417	7,106,597
Wells Fargo & Co.	49,239	2,483,615

		23,724,018

Beverages 2.7%
Brown-Forman Corp., Class B	2,653	166,556
Coca-Cola Co. (The)	90,804	4,943,370
Constellation Brands, Inc., Class A (a)	5,726	1,186,885
Monster Beverage Corp. *	51,937	3,015,462
PepsiCo, Inc.	79,703	10,927,281

		20,239,554

Biotechnology 0.7%
Alkermes plc *	15,737	307,029
Biogen, Inc. *	19,933	4,640,801
Vertex Pharmaceuticals, Inc. *	718	121,643

		5,069,473

Capital Markets 2.9%
Ameriprise Financial, Inc.	6,668	980,863
BlackRock, Inc.	3,382	1,507,154
Cboe Global Markets, Inc.	13,143	1,510,262
CME Group, Inc.	50,409	10,653,438
MarketAxess Holdings, Inc.	8,149	2,668,798
SEI Investments Co.	27,358	1,621,098
T. Rowe Price Group, Inc.	22,170	2,532,923

		21,474,536

Chemicals 2.5%
Air Products & Chemicals, Inc.	4,353	965,757
Chemours Co. (The) (a)	8,994	134,370
Ecolab, Inc.	47,967	9,499,385
Linde plc	22,560	4,370,323
NewMarket Corp. (a)	1,350	637,321
PPG Industries, Inc.	19,121	2,266,030
Sherwin-Williams Co. (The)	1,646	905,086

		18,778,272

Commercial Services & Supplies 2.4%
ADT, Inc. (a)	30,884	193,643
Copart, Inc. *	15,158	1,217,642
Republic Services, Inc.	48,094	4,162,536
Rollins, Inc. (a)	89,117	3,036,216
Waste Management, Inc.	78,320	9,006,800

		17,616,837

Communications Equipment 2.0%
Cisco Systems, Inc.	189,503	9,363,343

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
CommScope Holding Co., Inc. *(a)	75,892	$892,490
F5 Networks, Inc. *	31,420	4,411,996

		14,667,829

Construction & Engineering 0.1%
Fluor Corp.	37,185	711,349

Consumer Finance 1.2%
American Express Co.	5,511	651,841
Credit Acceptance Corp. *	5,342	2,464,318
Discover Financial Services	72,035	5,841,318

		8,957,477

Distributors 0.5%
Pool Corp. (a)	18,071	3,644,921

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	59,316	3,580,314

Electric Utilities 6.1%
Alliant Energy Corp.	5,271	284,265
American Electric Power Co., Inc.	76,162	7,135,618
Duke Energy Corp.	43,285	4,149,300
Evergy, Inc. (a)	67,166	4,470,569
Eversource Energy (a)	42,108	3,598,971
NextEra Energy, Inc.	49,339	11,495,493
OGE Energy Corp.	4,229	191,912
Pinnacle West Capital Corp.	94,573	9,180,201
Xcel Energy, Inc. (a)	76,481	4,962,852

		45,469,181

Electrical Equipment 0.7%
Eaton Corp. plc	40,024	3,327,996
Emerson Electric Co.	8,211	548,987
Rockwell Automation, Inc.	9,586	1,579,773

		5,456,756

Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	4,613	445,155
Cognex Corp. (a)	31,855	1,565,036
Dolby Laboratories, Inc., Class A	12,627	816,209
National Instruments Corp.	33,319	1,399,065

		4,225,465

Energy Equipment & Services 0.7%
Schlumberger Ltd.	145,217	4,962,065
Transocean Ltd. *(a)	93,356	417,301

		5,379,366

Entertainment 0.5%
Spotify Technology SA *	3,475	396,150
Walt Disney Co. (The)	28,194	3,674,242

		4,070,392

Food & Staples Retailing 3.5%
Casey’s General Stores, Inc.	3,425	551,973
Costco Wholesale Corp.	22,693	6,538,080
Sysco Corp.	101,622	8,068,787
Walmart, Inc.	90,774	10,773,058

		25,931,898

Food Products 3.4%
Flowers Foods, Inc.	93,811	2,169,848
Hershey Co. (The)	14,537	2,253,090
Hormel Foods Corp. (a)	120,237	5,257,964
Ingredion, Inc.	23,419	1,914,269
Kraft Heinz Co. (The)	115,252	3,219,565
Lamb Weston Holdings, Inc. (a)	41,302	3,003,481
McCormick & Co., Inc. (Non-Voting)	11,409	1,783,227
Mondelez International, Inc., Class A	95,057	5,258,553
Pilgrim’s Pride Corp. *	7,838	251,169

		25,111,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities 1.1%
Atmos Energy Corp.	40,099	$4,566,875
UGI Corp.	68,903	3,463,754

		8,030,629

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	86,237	7,215,450
ABIOMED, Inc. *	5,618	999,386
Align Technology, Inc. *	409	73,996
Baxter International, Inc.	56,271	4,922,024
Danaher Corp.	4,717	681,276
Edwards Lifesciences Corp. *	817	179,667
IDEXX Laboratories, Inc. *	6,903	1,877,133
Intuitive Surgical, Inc. *	12,532	6,766,403

		22,715,335

Health Care Providers & Services 2.7%
Anthem, Inc.	10,449	2,508,805
Chemed Corp.	3,860	1,611,820
Henry Schein, Inc. *(a)	71,722	4,554,347
Humana, Inc.	8,171	2,089,080
MEDNAX, Inc. *	14,060	318,037
UnitedHealth Group, Inc.	40,583	8,819,497

		19,901,586

Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	26,193	3,096,537
Las Vegas Sands Corp.	24,669	1,424,881
McDonald’s Corp.	23,166	4,973,972
Starbucks Corp.	60,234	5,325,890
Yum! Brands, Inc.	32,660	3,704,624

		18,525,904

Household Durables 0.1%
Garmin Ltd.	11,527	976,222

Household Products 1.9%
Colgate-Palmolive Co.	45,643	3,355,217
Procter & Gamble Co. (The)	89,665	11,152,533

		14,507,750

Industrial Conglomerates 1.3%
3M Co.	25,461	4,185,788
Honeywell International, Inc.	33,390	5,649,588

		9,835,376

Insurance 8.4%
Alleghany Corp. *	1,138	907,851
Allstate Corp. (The)	66,724	7,251,564
American Financial Group, Inc.	30,671	3,307,867
Aon plc	836	161,824
Arch Capital Group Ltd. *	10,013	420,346
Assured Guaranty Ltd.	26,247	1,166,942
Axis Capital Holdings Ltd.	31,533	2,103,882
Chubb Ltd.	55,174	8,907,291
Everest Re Group Ltd.	19,500	5,188,755
Fidelity National Financial, Inc.	86,382	3,836,225
First American Financial Corp.	2,739	161,628
Lincoln National Corp.	30,562	1,843,500
Markel Corp. *	1,291	1,525,833
Marsh & McLennan Cos., Inc.	38,056	3,807,503
Progressive Corp. (The)	122,868	9,491,553
Prudential Financial, Inc.	1,514	136,184
RenaissanceRe Holdings Ltd.	11,219	2,170,316
Travelers Cos., Inc. (The)	48,318	7,184,403
WR Berkley Corp.	39,323	2,840,300

		62,413,767

Common Stocks (continued)
	Shares	Value

Interactive Media & Services 2.4%
Alphabet, Inc., Class A *	8,848	$10,804,647
Facebook, Inc., Class A *	39,846	7,095,775

		17,900,422

Internet & Direct Marketing Retail 0.9%
Amazon.com, Inc. *	1,957	3,397,176
Booking Holdings, Inc. *	1,732	3,399,240

		6,796,416

IT Services 6.8%
Accenture plc, Class A	52,156	10,032,207
Akamai Technologies, Inc. *	40,058	3,660,500
Amdocs Ltd.	32,379	2,140,576
Automatic Data Processing, Inc.	13,213	2,132,842
Broadridge Financial Solutions, Inc.	2,776	345,418
Fidelity National Information Services, Inc.	26,370	3,500,881
Jack Henry & Associates, Inc.	14,105	2,058,907
Mastercard, Inc., Class A	39,288	10,669,442
Paychex, Inc.	55,526	4,595,887
VeriSign, Inc. *	7,767	1,465,089
Visa, Inc., Class A (a)	60,720	10,444,447

		51,046,196

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	12,308	943,162
Bio-Techne Corp. (a)	1,164	227,760
Illumina, Inc. *	3,686	1,121,355
Mettler-Toledo International, Inc. *	5,348	3,767,131
Thermo Fisher Scientific, Inc.	20,944	6,100,359
Waters Corp. *	6,198	1,383,579

		13,543,346

Machinery 0.9%
IDEX Corp.	7,454	1,221,562
Illinois Tool Works, Inc. (a)	22,473	3,516,800
Ingersoll-Rand plc	9,511	1,171,850
Nordson Corp. (a)	1,097	160,447
Xylem, Inc.	10,865	865,071

		6,935,730

Media 0.1%
Comcast Corp., Class A	11,921	537,399

Metals & Mining 0.2%
Royal Gold, Inc. (a)	10,029	1,235,673

Multi-Utilities 4.8%
Ameren Corp.	135,324	10,832,686
CMS Energy Corp.	1,767	113,000
Consolidated Edison, Inc.	55,377	5,231,465
Dominion Energy, Inc.	51,756	4,194,306
DTE Energy Co. (a)	41,890	5,569,695
Public Service Enterprise Group, Inc.	75,478	4,685,674
WEC Energy Group, Inc.	59,197	5,629,635

		36,256,461

Oil, Gas & Consumable Fuels 1.6%
Antero Resources Corp. *(a)	143,348	432,911
Centennial Resource Development, Inc., Class A *	105,990	478,545
Chesapeake Energy Corp. *(a)	856,047	1,207,026
Chevron Corp.	12,784	1,516,183
EOG Resources, Inc.	29,351	2,178,431
Exxon Mobil Corp.	45,718	3,228,148
Phillips 66	16,671	1,707,111
Range Resources Corp. (a)	187,432	715,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,872	$244,809

		11,709,154

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,660	5,105,057

Pharmaceuticals 4.0%
Eli Lilly & Co.	36,123	4,039,635
Johnson & Johnson	77,046	9,968,211
Merck & Co., Inc.	92,218	7,762,911
Mylan NV *	86,227	1,705,570
Pfizer, Inc.	133,250	4,787,673
Zoetis, Inc.	15,841	1,973,630

		30,237,630

Professional Services 0.9%
CoStar Group, Inc. *	5,938	3,522,422
Robert Half International, Inc. (a)	58,767	3,270,971

		6,793,393

Road & Rail 0.5%
Landstar System, Inc. (a)	21,958	2,472,032
Old Dominion Freight Line, Inc. (a)	7,190	1,222,084

		3,694,116

Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	3,981	1,099,035
Maxim Integrated Products, Inc.	1,583	91,671
Skyworks Solutions, Inc. (a)	8,529	675,923
Texas Instruments, Inc.	64,847	8,380,826
Xilinx, Inc.	24,623	2,361,346

		12,608,801

Software 5.0%
2U, Inc. *	7,437	121,074
Adobe, Inc. *	37,383	10,327,054
ANSYS, Inc. *	2,126	470,611
Dropbox, Inc., Class A *	59,470	1,199,510
Fortinet, Inc. *	38,282	2,938,526
Intuit, Inc.	30,201	8,031,654
Manhattan Associates, Inc. *	895	72,200
Microsoft Corp.	78,980	10,980,590
Nutanix, Inc., Class A *(a)	11,532	302,715
Oracle Corp.	53,034	2,918,461

		37,362,395

Specialty Retail 2.8%
Best Buy Co., Inc.	2,239	154,469
Home Depot, Inc. (The)	47,780	11,085,916
Lowe’s Cos., Inc.	46,014	5,059,699
Ross Stores, Inc.	24,145	2,652,328
TJX Cos., Inc. (The)	37,352	2,082,000

		21,034,412

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	30,967	6,935,679

Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd. *	52,707	1,747,764
Lululemon Athletica, Inc. *(a)	36,211	6,971,704
NIKE, Inc., Class B	53,015	4,979,169

		13,698,637

Thrifts & Mortgage Finance 0.0%†
TFS Financial Corp. (a)	15,133	272,697

Tobacco 0.8%
Altria Group, Inc.	86,811	3,550,570

Common Stocks (continued)
	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	36,771	$2,792,022

		6,342,592

Water Utilities 1.3%
American Water Works Co., Inc.	66,110	8,212,845
Aqua America, Inc. (a)	33,374	1,496,157

		9,709,002

Wireless Telecommunication Services 0.0%†
T-Mobile US, Inc. *	2,290	180,383

Total Common Stocks (cost $549,575,697)		727,184,548

Repurchase Agreements 2.4%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $3,000,192, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $3,060,000. (b)	$3,000,000	3,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $7,810,894, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $7,966,603. (b)	7,810,395	7,810,395

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $2,028,362, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $2,040,000. (b)(c)	2,000,000	2,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $5,000,341, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $5,100,000. (b)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

Repurchase Agreements (continued)
Value

Total Repurchase Agreements (cost $17,810,395)	$17,810,395

Total Investments (cost $567,386,092) — 99.7%	744,994,943

Other assets in excess of liabilities — 0.3%	2,076,615

NET ASSETS — 100.0%	$747,071,558

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $49,151,511, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,810,395 and by $32,638,949, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $50,449,344.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $17,810,395.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

Futures contracts outstanding as of September 30, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	101	12/2019	USD	15,041,425	(159,222)

					(159,222)

At September 30, 2019 the Fund had $699,930 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$727,184,548	$–	$–	$727,184,548
Repurchase Agreements	–	17,810,395	–	17,810,395
Total Assets	$727,184,548	$17,810,395	$–	$744,994,943
Liabilities:
Futures Contracts	$(159,222)	$–	$–	$(159,222)
Total Liabilities	$(159,222)	$–	$–	$(159,222)
Total	$727,025,326	$17,810,395	$–	$744,835,721

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Nationwide Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (159,222)
Total		$ (159,222)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 93.7%
Acadia Realty Trust	46,589	$1,331,514
Agree Realty Corp.	50,870	3,721,141
Alexandria Real Estate Equities, Inc.	93,409	14,388,722
American Assets Trust, Inc.	126,241	5,900,504
American Tower Corp.	50,220	11,105,149
Americold Realty Trust	137,000	5,078,590
Boston Properties, Inc.	83,923	10,881,456
Brixmor Property Group, Inc.	461,637	9,366,615
Camden Property Trust	101,243	11,238,986
Community Healthcare Trust, Inc.	99,837	4,447,738
Corporate Office Properties Trust	94,377	2,810,547
Crown Castle International Corp.	43,605	6,061,531
Douglas Emmett, Inc.	203,724	8,725,499
Equinix, Inc.	26,125	15,068,900
Equity LifeStyle Properties, Inc.	56,000	7,481,600
Essential Properties Realty Trust, Inc.	112,026	2,566,516
Essex Property Trust, Inc.	35,556	11,614,367
Extra Space Storage, Inc.	70,821	8,273,309
HCP, Inc.	416,511	14,840,287
Hudson Pacific Properties, Inc.	179,053	5,991,113
Medical Properties Trust, Inc.	199,806	3,908,205
NexPoint Residential Trust, Inc.	133,450	6,240,122
Prologis, Inc.	206,738	17,618,212
PS Business Parks, Inc.	20,356	3,703,774
Public Storage	52,295	12,826,395
Retail Value, Inc.	113,530	4,205,151
Rexford Industrial Realty, Inc.	199,082	8,763,590
Simon Property Group, Inc.	88,777	13,818,140
STORE Capital Corp.	199,517	7,463,931
Sun Communities, Inc.	56,916	8,449,180
Taubman Centers, Inc.	120,563	4,922,587
UDR, Inc.	208,099	10,088,640
VICI Properties, Inc.	192,434	4,358,630
Xenia Hotels & Resorts, Inc.	293,537	6,199,502

		273,460,143

Hotels, Restaurants & Leisure 3.6%
Hyatt Hotels Corp., Class A	66,671	4,911,653
Marriott International, Inc., Class A	15,988	1,988,427
Vail Resorts, Inc.	15,401	3,504,651

		10,404,731

IT Services 1.0%
InterXion Holding NV *	36,348	2,960,908

Real Estate Management & Development 0.8%
Kennedy-Wilson Holdings, Inc.	101,328	2,221,110

Total Investments (cost $237,911,972) — 99.1%		289,046,892

Other assets in excess of liabilities — 0.9%		2,749,101

NET ASSETS — 100.0%		$291,795,993

*	Denotes a non-income producing security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.4%
	Shares	Value

Aerospace & Defense 2.7%
Arconic, Inc.	62,647	$1,628,822
Boeing Co. (The)	82,933	31,553,519
General Dynamics Corp.	36,297	6,632,551
Huntington Ingalls Industries, Inc. (a)	6,452	1,366,469
L3Harris Technologies, Inc.	34,346	7,165,949
Lockheed Martin Corp.	38,553	15,037,983
Northrop Grumman Corp.	24,412	9,149,373
Raytheon Co.	43,123	8,460,301
Textron, Inc. (a)	36,181	1,771,422
TransDigm Group, Inc. (a)	7,575	3,944,075
United Technologies Corp.	125,578	17,143,909

		103,854,373

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. (a)	21,261	1,802,508
Expeditors International of Washington, Inc.	26,670	1,981,314
FedEx Corp.	37,026	5,389,875
United Parcel Service, Inc., Class B	107,990	12,939,362

		22,113,059

Airlines 0.4%
Alaska Air Group, Inc.	19,127	1,241,533
American Airlines Group, Inc. (a)	62,090	1,674,567
Delta Air Lines, Inc.	89,775	5,171,040
Southwest Airlines Co.	75,669	4,086,883
United Airlines Holdings, Inc. *	34,219	3,025,302

		15,199,325

Auto Components 0.1%
Aptiv plc	40,399	3,531,681
BorgWarner, Inc.	32,268	1,183,590

		4,715,271

Automobiles 0.4%
Ford Motor Co.	606,684	5,557,226
General Motors Co.	194,915	7,305,414
Harley-Davidson, Inc. (a)	25,270	908,962

		13,771,602

Banks 5.4%
Bank of America Corp.	1,299,662	37,911,141
BB&T Corp.	118,578	6,328,508
Citigroup, Inc.	350,465	24,210,122
Citizens Financial Group, Inc.	71,525	2,529,839
Comerica, Inc.	23,867	1,574,983
Fifth Third Bancorp	112,576	3,082,331
First Republic Bank (a)	25,600	2,475,520
Huntington Bancshares, Inc.	161,390	2,303,035
JPMorgan Chase & Co.	496,051	58,380,242
KeyCorp	156,723	2,795,938
M&T Bank Corp.	21,299	3,364,603
People’s United Financial, Inc. (a)	60,683	948,779
PNC Financial Services Group, Inc. (The)	69,077	9,681,832
Regions Financial Corp.	157,996	2,499,497
SunTrust Banks, Inc.	68,872	4,738,394
SVB Financial Group *	8,091	1,690,615
US Bancorp	222,468	12,311,379
Wells Fargo & Co.	622,034	31,375,395
Zions Bancorp NA (a)	28,921	1,287,563

		209,489,716

Common Stocks (continued)
	Shares	Value

Beverages 1.9%
Brown-Forman Corp., Class B (a)	28,237	$1,772,719
Coca-Cola Co. (The)	597,036	32,502,640
Constellation Brands, Inc., Class A	25,887	5,365,857
Molson Coors Brewing Co., Class B	28,931	1,663,532
Monster Beverage Corp. *	60,794	3,529,700
PepsiCo, Inc.	217,027	29,754,402

		74,588,850

Biotechnology 2.1%
AbbVie, Inc. (a)	228,872	17,330,188
Alexion Pharmaceuticals, Inc. *	34,716	3,400,085
Amgen, Inc.	93,036	18,003,397
Biogen, Inc. *	28,615	6,662,144
Celgene Corp. *	109,187	10,842,269
Gilead Sciences, Inc.	196,648	12,463,550
Incyte Corp. *	27,390	2,033,160
Regeneron Pharmaceuticals, Inc. *	12,178	3,378,177
Vertex Pharmaceuticals, Inc. *	39,652	6,717,842

		80,830,812

Building Products 0.3%
Allegion plc (a)	14,675	1,521,064
AO Smith Corp.	22,330	1,065,364
Fortune Brands Home & Security, Inc.	21,835	1,194,375
Johnson Controls International plc	123,201	5,407,292
Masco Corp.	45,403	1,892,397

		11,080,492

Capital Markets 2.7%
Affiliated Managers Group, Inc. (a)	8,174	681,303
Ameriprise Financial, Inc.	20,731	3,049,530
Bank of New York Mellon Corp. (The)	133,081	6,016,592
BlackRock, Inc.	18,421	8,209,134
Cboe Global Markets, Inc.	17,428	2,002,652
Charles Schwab Corp. (The)	180,486	7,549,729
CME Group, Inc.	55,420	11,712,463
E*TRADE Financial Corp.	38,267	1,671,885
Franklin Resources, Inc. (a)	45,911	1,324,991
Goldman Sachs Group, Inc. (The)	50,204	10,403,775
Intercontinental Exchange, Inc.	87,647	8,087,189
Invesco Ltd. (a)	61,689	1,045,012
MarketAxess Holdings, Inc.	5,833	1,910,308
Moody’s Corp.	25,619	5,247,540
Morgan Stanley	194,869	8,315,060
MSCI, Inc.	13,100	2,852,525
Nasdaq, Inc.	17,852	1,773,596
Northern Trust Corp.	33,932	3,166,534
Raymond James Financial, Inc. (a)	19,570	1,613,742
S&P Global, Inc.	38,098	9,333,248
State Street Corp.	57,772	3,419,525
T. Rowe Price Group, Inc.	36,709	4,194,003

		103,580,336

Chemicals 1.9%
Air Products & Chemicals, Inc.	34,081	7,561,211
Albemarle Corp. (a)	16,404	1,140,406
Celanese Corp.	19,749	2,415,105
CF Industries Holdings, Inc.	34,628	1,703,698
Corteva, Inc.	116,765	3,269,420
Dow, Inc.	115,874	5,521,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
DuPont de Nemours, Inc.	115,874	$8,262,975
Eastman Chemical Co.	21,715	1,603,218
Ecolab, Inc. (a)	39,270	7,777,031
FMC Corp.	20,761	1,820,324
International Flavors & Fragrances, Inc. (a)	15,731	1,930,036
Linde plc	84,030	16,278,292
LyondellBasell Industries NV, Class A	40,047	3,583,005
Mosaic Co. (The) (a)	54,643	1,120,181
PPG Industries, Inc.	36,652	4,343,629
Sherwin-Williams Co. (The)	12,579	6,916,815

		75,246,742

Commercial Services & Supplies 0.4%
Cintas Corp.	13,156	3,527,123
Copart, Inc. *	31,199	2,506,216
Republic Services, Inc.	33,477	2,897,434
Rollins, Inc. (a)	22,723	774,173
Waste Management, Inc.	60,489	6,956,235

		16,661,181

Communications Equipment 1.1%
Arista Networks, Inc. *	8,118	1,939,552
Cisco Systems, Inc.	658,605	32,541,673
F5 Networks, Inc. *	9,148	1,284,562
Juniper Networks, Inc.	53,581	1,326,130
Motorola Solutions, Inc.	25,512	4,347,500

		41,439,417

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc. (a)	21,021	1,923,422
Quanta Services, Inc.	21,708	820,562

		2,743,984

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	9,699	2,658,496
Vulcan Materials Co.	20,481	3,097,546

		5,756,042

Consumer Finance 0.7%
American Express Co.	106,014	12,539,336
Capital One Financial Corp.	72,702	6,614,428
Discover Financial Services	50,543	4,098,532
Synchrony Financial	94,691	3,228,016

		26,480,312

Containers & Packaging 0.4%
Amcor plc	252,065	2,457,634
Avery Dennison Corp.	13,047	1,481,748
Ball Corp.	51,942	3,781,897
International Paper Co.	62,180	2,600,367
Packaging Corp. of America (a)	14,569	1,545,771
Sealed Air Corp.	24,353	1,010,893
Westrock Co.	39,274	1,431,537

		14,309,847

Distributors 0.1%
Genuine Parts Co.	22,674	2,258,104
LKQ Corp. *	49,382	1,553,064

		3,811,168

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	31,914	753,809

Common Stocks (continued)
	Shares	Value

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B *	304,202	$63,280,100

Diversified Telecommunication Services 2.2%
AT&T, Inc.	1,133,591	42,895,083
CenturyLink, Inc. (a)	149,891	1,870,640
Verizon Communications, Inc.	640,281	38,647,361

		83,413,084

Electric Utilities 2.2%
Alliant Energy Corp.	36,396	1,962,836
American Electric Power Co., Inc.	76,469	7,164,381
Duke Energy Corp.	112,715	10,804,860
Edison International	54,770	4,130,753
Entergy Corp.	30,846	3,620,086
Evergy, Inc. (a)	37,791	2,515,369
Eversource Energy (a)	49,712	4,248,885
Exelon Corp.	150,321	7,262,007
FirstEnergy Corp.	83,772	4,040,324
NextEra Energy, Inc. (a)	75,824	17,666,234
Pinnacle West Capital Corp. (a)	17,290	1,678,340
PPL Corp.	112,003	3,526,974
Southern Co. (The) (a)	161,140	9,953,618
Xcel Energy, Inc. (a)	79,885	5,183,738

		83,758,405

Electrical Equipment 0.5%
AMETEK, Inc.	35,287	3,240,052
Eaton Corp. plc	65,307	5,430,277
Emerson Electric Co.	95,344	6,374,700
Rockwell Automation, Inc.	18,325	3,019,960

		18,064,989

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	46,314	4,469,301
CDW Corp.	22,442	2,765,752
Corning, Inc.	121,030	3,451,776
FLIR Systems, Inc.	20,752	1,091,348
IPG Photonics Corp. *(a)	5,552	752,851
Keysight Technologies, Inc. *	29,166	2,836,393
TE Connectivity Ltd.	52,238	4,867,537

		20,234,958

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	99,750	2,314,200
Halliburton Co.	135,557	2,555,249
Helmerich & Payne, Inc.	16,980	680,389
National Oilwell Varco, Inc.	59,108	1,253,090
Schlumberger Ltd.	214,695	7,336,128
TechnipFMC plc	66,101	1,595,678

		15,734,734

Entertainment 1.8%
Activision Blizzard, Inc.	118,592	6,275,889
Electronic Arts, Inc. *	46,156	4,514,980
Netflix, Inc. *	67,689	18,114,930
Take-Two Interactive Software, Inc. *	17,581	2,203,602
Viacom, Inc., Class B	54,521	1,310,140
Walt Disney Co. (The)	279,462	36,419,488

		68,839,029

Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	17,504	2,696,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	68,433	$15,132,589
Apartment Investment & Management Co., Class A	22,629	1,179,876
AvalonBay Communities, Inc.	21,582	4,647,252
Boston Properties, Inc.	22,301	2,891,548
Crown Castle International Corp.	64,364	8,947,240
Digital Realty Trust, Inc.	32,276	4,189,748
Duke Realty Corp.	55,385	1,881,428
Equinix, Inc.	13,016	7,507,629
Equity Residential	54,081	4,665,027
Essex Property Trust, Inc.	10,206	3,333,790
Extra Space Storage, Inc.	19,626	2,292,709
Federal Realty Investment Trust	11,456	1,559,620
HCP, Inc.	73,659	2,624,470
Host Hotels & Resorts, Inc.	115,039	1,989,024
Iron Mountain, Inc.	44,150	1,430,018
Kimco Realty Corp.	65,347	1,364,445
Macerich Co. (The)	16,217	512,295
Mid-America Apartment Communities, Inc.	17,558	2,282,716
Prologis, Inc.	97,658	8,322,415
Public Storage	23,292	5,712,829
Realty Income Corp.	48,739	3,737,306
Regency Centers Corp.	25,746	1,789,090
SBA Communications Corp.	17,533	4,228,083
Simon Property Group, Inc.	47,859	7,449,253
SL Green Realty Corp.	12,812	1,047,381
UDR, Inc.	43,627	2,115,037
Ventas, Inc.	57,192	4,176,732
Vornado Realty Trust	24,570	1,564,372
Welltower, Inc.	62,692	5,683,030
Weyerhaeuser Co.	115,979	3,212,618

		120,165,886

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	68,087	19,616,546
Kroger Co. (The)	125,503	3,235,467
Sysco Corp.	79,613	6,321,272
Walgreens Boots Alliance, Inc.	117,694	6,509,655
Walmart, Inc.	220,628	26,184,131

		61,867,071

Food Products 1.2%
Archer-Daniels-Midland Co.	87,014	3,573,665
Campbell Soup Co. (a)	26,163	1,227,568
Conagra Brands, Inc.	75,444	2,314,622
General Mills, Inc.	92,704	5,109,845
Hershey Co. (The)	23,110	3,581,819
Hormel Foods Corp. (a)	42,034	1,838,147
JM Smucker Co. (The)	17,673	1,944,383
Kellogg Co. (a)	39,002	2,509,779
Kraft Heinz Co. (The)	96,619	2,699,052
Lamb Weston Holdings, Inc. (a)	22,585	1,642,381
McCormick & Co., Inc. (Non-Voting) (a)	19,047	2,977,046
Mondelez International, Inc., Class A	222,651	12,317,053
Tyson Foods, Inc., Class A	45,421	3,912,565

		45,647,925

Gas Utilities 0.0%†
Atmos Energy Corp.	18,021	2,052,412

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	273,127	22,852,536
ABIOMED, Inc. *(a)	6,951	1,236,513
Align Technology, Inc. *	11,320	2,048,014
Baxter International, Inc.	79,206	6,928,149

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.	41,759	$10,563,357
Boston Scientific Corp. *	215,298	8,760,476
Cooper Cos., Inc. (The)	7,607	2,259,279
Danaher Corp.	99,049	14,305,647
DENTSPLY SIRONA, Inc.	36,224	1,931,101
Edwards Lifesciences Corp. *	32,280	7,098,695
Hologic, Inc. *	41,604	2,100,586
IDEXX Laboratories, Inc. *	13,363	3,633,801
Intuitive Surgical, Inc. *	17,874	9,650,709
Medtronic plc	207,564	22,545,602
ResMed, Inc.	22,093	2,984,985
Stryker Corp.	49,779	10,767,198
Teleflex, Inc.	7,095	2,410,526
Varian Medical Systems, Inc. *	14,103	1,679,526
Zimmer Biomet Holdings, Inc.	31,773	4,361,480

		138,118,180

Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	24,268	1,997,984
Anthem, Inc.	39,819	9,560,542
Cardinal Health, Inc.	45,946	2,168,192
Centene Corp. *(a)	64,189	2,776,816
Cigna Corp.	58,830	8,929,806
CVS Health Corp.	201,123	12,684,828
DaVita, Inc. *	15,022	857,305
HCA Healthcare, Inc.	41,463	4,992,974
Henry Schein, Inc. *(a)	23,522	1,493,647
Humana, Inc.	20,901	5,343,759
Laboratory Corp. of America Holdings *	15,318	2,573,424
McKesson Corp.	28,686	3,920,229
Quest Diagnostics, Inc.	20,699	2,215,414
UnitedHealth Group, Inc.	147,130	31,974,292
Universal Health Services, Inc., Class B (a)	12,878	1,915,602
WellCare Health Plans, Inc. *	7,764	2,012,196

		95,417,010

Health Care Technology 0.1%
Cerner Corp.	50,412	3,436,586

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	62,206	2,719,024
Chipotle Mexican Grill, Inc. *	3,957	3,325,740
Darden Restaurants, Inc.	19,188	2,268,405
Hilton Worldwide Holdings, Inc.	45,097	4,198,982
Marriott International, Inc., Class A	42,789	5,321,668
McDonald’s Corp.	118,212	25,381,298
MGM Resorts International	78,639	2,179,873
Norwegian Cruise Line Holdings Ltd. *	33,814	1,750,551
Royal Caribbean Cruises Ltd.	26,649	2,886,886
Starbucks Corp.	185,700	16,419,594
Wynn Resorts Ltd.	15,050	1,636,236
Yum! Brands, Inc.	47,241	5,358,547

		73,446,804

Household Durables 0.4%
DR Horton, Inc.	52,793	2,782,719
Garmin Ltd.	22,414	1,898,242
Leggett & Platt, Inc. (a)	20,076	821,912
Lennar Corp., Class A	44,425	2,481,136
Mohawk Industries, Inc. *(a)	9,476	1,175,687
Newell Brands, Inc.	61,321	1,147,929
NVR, Inc. *	533	1,981,348
PulteGroup, Inc.	40,100	1,465,655
Whirlpool Corp. (a)	9,884	1,565,230

		15,319,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Products 1.8%
Church & Dwight Co., Inc.	38,203	$2,874,394
Clorox Co. (The)	19,911	3,023,883
Colgate-Palmolive Co.	132,847	9,765,583
Kimberly-Clark Corp.	53,102	7,543,139
Procter & Gamble Co. (The)	388,334	48,300,983

		71,507,982

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,108	1,668,445
NRG Energy, Inc.	41,360	1,637,856

		3,306,301

Industrial Conglomerates 1.3%
3M Co.	89,241	14,671,220
General Electric Co.	1,350,137	12,070,225
Honeywell International, Inc.	111,623	18,886,611
Roper Technologies, Inc.	16,076	5,732,702

		51,360,758

Insurance 2.4%
Aflac, Inc.	115,680	6,052,378
Allstate Corp. (The)	51,571	5,604,736
American International Group, Inc.	134,754	7,505,798
Aon plc	36,588	7,082,339
Arthur J Gallagher & Co.	28,813	2,580,780
Assurant, Inc.	9,517	1,197,429
Chubb Ltd.	70,924	11,449,971
Cincinnati Financial Corp.	23,362	2,725,645
Everest Re Group Ltd.	6,310	1,679,028
Globe Life, Inc.	15,925	1,524,978
Hartford Financial Services Group, Inc. (The)	55,847	3,384,887
Lincoln National Corp.	31,496	1,899,839
Loews Corp.	41,538	2,138,376
Marsh & McLennan Cos., Inc.	79,165	7,920,458
MetLife, Inc.	123,487	5,823,647
Principal Financial Group, Inc.	40,171	2,295,371
Progressive Corp. (The)	90,483	6,989,812
Prudential Financial, Inc.	63,056	5,671,887
Travelers Cos., Inc. (The)	40,608	6,038,003
Unum Group	32,835	975,856
Willis Towers Watson plc	19,859	3,832,191

		94,373,409

Interactive Media & Services 4.8%
Alphabet, Inc., Class A *	46,469	56,745,155
Alphabet, Inc., Class C *	46,881	57,147,939
Facebook, Inc., Class A *	373,218	66,462,661
TripAdvisor, Inc. *	15,784	610,525
Twitter, Inc. *	119,924	4,940,869

		185,907,149

Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc. *	64,461	111,898,494
Booking Holdings, Inc. *	6,595	12,943,413
eBay, Inc.	122,317	4,767,917
Expedia Group, Inc.	21,431	2,880,541

		132,490,365

IT Services 5.5%
Accenture plc, Class A	98,748	18,994,178
Akamai Technologies, Inc. *	25,163	2,299,395
Alliance Data Systems Corp.	6,997	896,526

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	67,385	$10,877,287
Broadridge Financial Solutions, Inc.	17,972	2,236,256
Cognizant Technology Solutions Corp., Class A	85,681	5,163,565
DXC Technology Co.	41,678	1,229,501
Fidelity National Information Services, Inc.	94,731	12,576,488
Fiserv, Inc. *	88,157	9,132,184
FleetCor Technologies, Inc. *	13,344	3,826,792
Gartner, Inc. *(a)	13,831	1,977,695
Global Payments, Inc.	44,737	7,113,183
International Business Machines Corp.	137,193	19,950,606
Jack Henry & Associates, Inc.	11,990	1,750,180
Leidos Holdings, Inc.	20,971	1,800,989
Mastercard, Inc., Class A	138,502	37,612,988
Paychex, Inc.	49,659	4,110,275
PayPal Holdings, Inc. *	181,901	18,843,125
VeriSign, Inc. *	16,367	3,087,307
Visa, Inc., Class A (a)	267,918	46,084,575
Western Union Co. (The) (a)	66,865	1,549,262

		211,112,357

Leisure Products 0.1%
Hasbro, Inc.	17,987	2,134,877

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	49,344	3,781,231
Illumina, Inc. *	22,771	6,927,394
IQVIA Holdings, Inc. *	28,263	4,221,927
Mettler-Toledo International, Inc. *	3,852	2,713,349
PerkinElmer, Inc. (a)	17,214	1,466,116
Thermo Fisher Scientific, Inc.	61,924	18,036,603
Waters Corp. *	10,756	2,401,062

		39,547,682

Machinery 1.6%
Caterpillar, Inc.	87,279	11,024,210
Cummins, Inc.	24,479	3,981,999
Deere & Co.	49,103	8,282,694
Dover Corp. (a)	22,518	2,241,892
Flowserve Corp.	20,349	950,502
Fortive Corp. (a)	45,757	3,137,100
IDEX Corp.	11,711	1,919,199
Illinois Tool Works, Inc. (a)	45,667	7,146,429
Ingersoll-Rand plc	37,327	4,599,060
PACCAR, Inc.	53,865	3,771,089
Parker-Hannifin Corp.	19,861	3,587,095
Pentair plc	24,786	936,911
Snap-on, Inc. (a)	8,640	1,352,505
Stanley Black & Decker, Inc.	23,515	3,395,801
Wabtec Corp. (a)	28,253	2,030,260
Xylem, Inc.	27,895	2,221,000

		60,577,746

Media 1.4%
CBS Corp. (Non-Voting), Class B	50,766	2,049,423
Charter Communications, Inc., Class A *(a)	25,083	10,337,206
Comcast Corp., Class A	701,224	31,611,178
Discovery, Inc., Class A *(a)	24,366	648,867
Discovery, Inc., Class C *	55,938	1,377,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Media (continued)
DISH Network Corp., Class A *(a)	35,593	$1,212,653
Fox Corp., Class A	54,392	1,715,252
Fox Corp., Class B	25,137	792,821
Interpublic Group of Cos., Inc. (The)	59,343	1,279,435
News Corp., Class A	59,406	826,932
News Corp., Class B	19,208	274,578
Omnicom Group, Inc. (a)	34,086	2,668,934

		54,794,472

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	225,119	2,154,389
Newmont Goldcorp Corp.	126,950	4,813,944
Nucor Corp.	47,444	2,415,374

		9,383,707

Multiline Retail 0.6%
Dollar General Corp.	39,993	6,356,487
Dollar Tree, Inc. *	36,613	4,179,740
Kohl’s Corp. (a)	25,623	1,272,438
Macy’s, Inc. (a)	47,699	741,243
Nordstrom, Inc. (a)	16,649	560,572
Target Corp.	79,318	8,479,887

		21,590,367

Multi-Utilities 1.2%
Ameren Corp.	38,007	3,042,460
CenterPoint Energy, Inc. (a)	77,270	2,332,009
CMS Energy Corp.	43,985	2,812,841
Consolidated Edison, Inc.	50,641	4,784,055
Dominion Energy, Inc.	127,510	10,333,410
DTE Energy Co. (a)	28,364	3,771,277
NiSource, Inc.	57,416	1,717,887
Public Service Enterprise Group, Inc.	77,906	4,836,405
Sempra Energy (a)	42,523	6,276,820
WEC Energy Group, Inc. (a)	49,006	4,660,471

		44,567,635

Oil, Gas & Consumable Fuels 4.1%
Apache Corp. (a)	58,322	1,493,043
Cabot Oil & Gas Corp.	65,271	1,146,811
Chevron Corp.	294,914	34,976,800
Cimarex Energy Co. (a)	15,994	766,752
Concho Resources, Inc. (a)	31,164	2,116,036
ConocoPhillips	172,225	9,813,381
Devon Energy Corp.	64,020	1,540,321
Diamondback Energy, Inc.	25,294	2,274,184
EOG Resources, Inc.	89,853	6,668,890
Exxon Mobil Corp.	655,049	46,253,010
Hess Corp.	39,538	2,391,258
HollyFrontier Corp. (a)	24,739	1,327,000
Kinder Morgan, Inc.	301,938	6,222,942
Marathon Oil Corp.	126,191	1,548,364
Marathon Petroleum Corp.	102,585	6,232,039
Noble Energy, Inc. (a)	74,471	1,672,619
Occidental Petroleum Corp.	138,367	6,153,180
ONEOK, Inc. (a)	63,955	4,712,844
Phillips 66	69,586	7,125,606
Pioneer Natural Resources Co.	26,152	3,289,137
Valero Energy Corp.	64,384	5,488,092
Williams Cos., Inc. (The)	188,076	4,525,109

		157,737,418

Personal Products 0.2%
Coty, Inc., Class A	46,329	486,918
Estee Lauder Cos., Inc. (The), Class A	33,947	6,753,755

		7,240,673

Common Stocks (continued)
	Shares	Value

Pharmaceuticals 4.3%
Allergan plc	50,890	$8,564,278
Bristol-Myers Squibb Co. (a)	253,240	12,841,800
Eli Lilly & Co.	131,802	14,739,418
Johnson & Johnson	409,434	52,972,571
Merck & Co., Inc.	398,601	33,554,232
Mylan NV *	79,257	1,567,703
Nektar Therapeutics *(a)	26,774	487,688
Perrigo Co. plc (a)	19,412	1,084,937
Pfizer, Inc.	859,519	30,882,518
Zoetis, Inc.	74,144	9,237,601

		165,932,746

Professional Services 0.3%
Equifax, Inc.	18,740	2,636,156
IHS Markit Ltd. *	62,226	4,161,675
Nielsen Holdings plc	54,800	1,164,500
Robert Half International, Inc. (a)	18,852	1,049,302
Verisk Analytics, Inc. (a)	25,410	4,018,337

		13,029,970

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	52,178	2,765,956

Road & Rail 1.0%
CSX Corp.	123,827	8,577,496
JB Hunt Transport Services, Inc.	13,512	1,495,103
Kansas City Southern	15,682	2,085,863
Norfolk Southern Corp.	41,234	7,408,101
Union Pacific Corp.	109,586	17,750,740

		37,317,303

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *(a)	168,409	4,882,177
Analog Devices, Inc.	57,246	6,396,096
Applied Materials, Inc.	144,926	7,231,807
Broadcom, Inc.	61,756	17,048,979
Intel Corp.	687,260	35,414,508
KLA Corp.	25,022	3,989,758
Lam Research Corp. (a)	22,423	5,182,180
Maxim Integrated Products, Inc.	42,150	2,440,906
Microchip Technology, Inc. (a)	36,815	3,420,482
Micron Technology, Inc. *	171,335	7,341,705
NVIDIA Corp.	94,284	16,412,016
Qorvo, Inc. *	18,817	1,395,092
QUALCOMM, Inc.	188,212	14,356,811
Skyworks Solutions, Inc. (a)	27,042	2,143,078
Texas Instruments, Inc.	145,251	18,772,239
Xilinx, Inc.	39,332	3,771,939

		150,199,773

Software 6.6%
Adobe, Inc. *	75,544	20,869,030
ANSYS, Inc. *	13,008	2,879,451
Autodesk, Inc. *	34,001	5,021,948
Cadence Design Systems, Inc. *	43,560	2,878,445
Citrix Systems, Inc.	19,441	1,876,445
Fortinet, Inc. *	22,510	1,727,867
Intuit, Inc.	40,135	10,673,502
Microsoft Corp.	1,184,540	164,686,596
Oracle Corp.	341,558	18,795,937
salesforce.com, Inc. *	136,056	20,196,153
Symantec Corp.	88,210	2,084,402
Synopsys, Inc. *	23,253	3,191,474

		254,881,250

Specialty Retail 2.4%
Advance Auto Parts, Inc. (a)	11,050	1,827,670
AutoZone, Inc. *	3,798	4,119,387
Best Buy Co., Inc.	36,372	2,509,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
CarMax, Inc. *(a)	25,729	$2,264,152
Gap, Inc. (The) (a)	33,086	574,373
Home Depot, Inc. (The)	170,344	39,523,215
L Brands, Inc.	35,133	688,255
Lowe’s Cos., Inc.	119,735	13,166,061
O’Reilly Automotive, Inc. *	12,079	4,813,602
Ross Stores, Inc.	57,135	6,276,280
Tiffany & Co. (a)	16,855	1,561,279
TJX Cos., Inc. (The)	187,743	10,464,795
Tractor Supply Co.	18,842	1,704,070
Ulta Beauty, Inc. *(a)	9,130	2,288,435

		91,780,878

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	659,030	147,602,949
Hewlett Packard Enterprise Co.	207,324	3,145,105
HP, Inc.	233,201	4,412,163
NetApp, Inc. (a)	38,370	2,014,809
Seagate Technology plc	36,729	1,975,653
Western Digital Corp.	44,841	2,674,317
Xerox Holdings Corp.	30,995	927,060

		162,752,056

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd. *	24,135	800,317
Hanesbrands, Inc.	55,722	853,661
NIKE, Inc., Class B	194,564	18,273,451
PVH Corp.	11,766	1,038,114
Ralph Lauren Corp.	8,174	780,372
Tapestry, Inc.	44,707	1,164,617
Under Armour, Inc., Class A *(a)	29,091	580,075
Under Armour, Inc., Class C *(a)	29,827	540,763
VF Corp.	50,419	4,486,787

		28,518,157

Tobacco 0.8%
Altria Group, Inc.	289,734	11,850,121
Philip Morris International, Inc.	240,866	18,288,955

		30,139,076

Trading Companies & Distributors 0.2%
Fastenal Co.	88,914	2,904,820
United Rentals, Inc. *	12,271	1,529,458
WW Grainger, Inc.	7,007	2,082,130

		6,516,408

Water Utilities 0.1%
American Water Works Co., Inc.	28,081	3,488,503

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	48,953	3,856,028

Total Common Stocks (cost $1,971,189,115)		3,834,034,371

Repurchase Agreements 1.5%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $10,000,639, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $10,200,000. (b)	$10,000,000	$10,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $2,493,567, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $2,543,276. (b)	2,493,407	2,493,407

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $12,170,170, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $12,240,000. (b)(c)	12,000,000	12,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $32,002,178, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $32,640,000. (b)	32,000,000	32,000,000

Total Repurchase Agreements (cost $56,493,407)		56,493,407

Total Investments (cost $2,027,682,522) — 100.9%		3,890,527,778

Liabilities in excess of other assets — (0.9)%		(34,942,343)

NET ASSETS — 100.0%		$3,855,585,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $197,503,440, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,493,407 and by $145,058,128, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $201,551,535.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $56,493,407.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	141	12/2019	USD	20,998,425	(210,136)

					(210,136)

At September 30, 2019, the Fund has $1,152,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,834,034,371	$–	$–	$3,834,034,371
Repurchase Agreements	–	56,493,407	–	56,493,407
Total Assets	$3,834,034,371	$56,493,407	$–	$3,890,527,778
Liabilities:
Futures Contracts	$(210,136)	$–	$–	$(210,136)
Total Liabilities	$(210,136)	$–	$–	$(210,136)
Total	$3,833,824,235	$56,493,407	$–	$3,890,317,642

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (210,136)
Total		$ (210,136)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 24.6%
	Principal Amount	Value

Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$8,033,702	$8,140,550
American Airlines Pass-Through Trust
Series 2013-2, Class B, 5.60%, 7/15/2020(a)	1,959,183	1,992,293
Series 2015-1, Class B, 3.70%, 5/1/2023	2,556,998	2,583,336
Series 2015-2, Class B, 4.40%, 9/22/2023	3,260,416	3,370,618
Series 2016-3, Class B, 3.75%, 10/15/2025	3,035,987	3,083,591
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,715,278	8,855,751

		28,026,139

Automobiles 3.7%
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	8,922,902	8,931,027
First Investors Auto Owner Trust
Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	333,156	332,976
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	3,195,872	3,195,180
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	3,940,531	3,938,940
Flagship Credit Auto Trust, Series 2019-3, Class A, 2.33%, 2/15/2024(a)	5,246,981	5,256,404
Ford Credit Auto Owner Trust
Series 2014-2, Class A, 2.31%, 4/15/2026(a)	14,450,000	14,450,100
Series 2016-2, Class A, 2.03%, 12/15/2027(a)	5,000,000	4,997,029
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class A2, 2.85%, 8/16/2021(a)	340,100	340,214
Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	1,463,084	1,469,007
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,670,795
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,715,935
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	14,000,000	14,234,394
United Auto Credit Securitization Trust
Series 2018-2, Class A, 2.89%, 3/10/2021(a)	258,121	258,150
Series 2019-1, Class A, 2.82%, 7/12/2021(a)	3,114,209	3,115,394

		66,905,545

Credit Card 4.5%
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	2,000,000	1,998,415
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,980,438
Series 2019-1, Class A, 2.87%, 10/15/2024	10,000,000	10,245,537

Asset-Backed Securities (continued)
	Principal Amount	Value

Credit Card (continued)
American Express Credit Account Master Trust (continued)
Series 2019-2, Class A, 2.67%, 11/15/2024	$9,000,000	$9,180,658
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 7/17/2023	13,650,000	13,797,417
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024	5,000,000	5,113,271
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,992,737
Discover Card Execution Note Trust
Series 2018-A5, Class A5, 3.32%, 3/15/2024	11,000,000	11,304,005
Series 2019-A1, Class A1, 3.04%, 7/15/2024	5,350,000	5,490,218

		82,102,696

Electric Utilities 0.7%
AEP Texas Restoration Funding LLC, Series 2019-1, Class A1, 2.06%, 2/1/2027	13,500,000	13,497,398

Home Equity 1.3%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 3.12%, 10/25/2034(b)	8,522	8,523
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 2.78%, 1/25/2035(b)	6,083,106	6,123,558
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	2,311,587	2,397,570
RASC Trust, Series 2005-KS12, Class M2, 2.48%, 1/25/2036(b)	14,555,000	14,519,237

		23,048,888

Other 12.8%
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.47%, 7/15/2029(a)(b)	19,000,000	19,008,892
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	915,176	959,723
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,596,186	4,781,122
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 3.31%, 4/25/2031(a)(b)	5,000,000	4,951,515
Series 2018-22A, Class B, 3.73%, 4/25/2031(a)(b)	5,000,000	4,871,575
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 3.98%, 7/24/2029(a)(b)	9,000,000	8,973,000
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 3.98%, 7/25/2029(a)(b)	8,947,368	8,929,071
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	4,292,202	4,416,559
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	5,075,751	5,217,786
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	2,662,244	2,705,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.51%, 7/25/2035(b)	$30,640	$30,619
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)	87,152	87,079
CCG Receivables Trust
Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	1,290,403	1,288,431
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	5,960,445	6,008,788
Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	6,353,324	6,407,987
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, 3.33%, 6/9/2030(a)(b)	10,000,000	10,013,530
Series 2013-1A, Class BR, 3.85%, 6/9/2030(a)(b)	7,000,000	6,982,794
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.28%, 1/20/2031(a)(b)	3,000,000	2,971,140
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.65%, 10/17/2030(a)(b)	8,500,000	8,518,573
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.28%, 1/25/2037(b)	8,672,000	8,620,510
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.00%, 7/18/2030(a)(b)	4,500,000	4,495,433
E3, Series 2019-1, Class A, 3.10%, 9/20/2055(a)	2,697,355	2,683,299
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	1,493,475	1,507,952
Federal Express Corp. Pass-Through Trust, Series 1998 6.72%, 1/15/2022	276,620	288,124
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,280,548	1,325,894
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	523,936	545,253
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	767,469	800,401
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.02%, 7/17/2037(a)(b)	4,814,181	4,806,318
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.75%, 8/25/2035(b)	6,365,561	6,388,749
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.54%, 7/20/2026(a)(b)	1,775,551	1,777,424
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.63%, 1/19/2032(a)(b)	2,000,000	1,999,276
Series 2019-32A, Class B, 4.15%, 1/19/2032(a)(b)	1,000,000	992,633
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2019-T3, Class AT3, 2.51%, 10/20/2052(a)	5,540,000	5,529,950
Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	8,230,000	8,209,589
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	7,266,000	7,299,375

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	$443,321	$443,298
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(c)	587,913	587,478
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	6,000,000	6,014,439
Owl Rock CLO I Ltd., Series 2019-1A, Class A, 4.36%, 5/20/2031(a)(b)	10,000,000	9,945,030
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.26%, 1/25/2036(b)	1,470,000	1,477,885
Renew
Series 2018-1, Class A, 3.95%, 9/20/2053(a)	4,020,424	4,201,867
Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	3,518,372	3,582,878
Soundview Home Loan Trust
Series 2005-CTX1, Class M3, 2.49%, 11/25/2035(b)	6,750,000	6,754,021
Series 2006-WF2, Class M1, 2.24%, 12/25/2036(b)	5,000,000	4,989,334
Southwick Park CLO LLC
Series 2019-4A, Class A1, 3.47%, 7/20/2032(a)(b)	14,500,000	14,516,603
Series 2019-4A, Class B1, 3.92%, 7/20/2032(a)(b)	2,500,000	2,497,370
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	7,200,000	7,196,208
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 2.74%, 7/25/2035(b)	1,250,114	1,252,654
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	3,427,187	3,422,424
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	847,930	847,950
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	204,117	210,395

		232,333,461

Total Asset-Backed Securities (cost $442,230,421)		445,914,127

Collateralized Mortgage Obligations 6.5%
	Principal Amount	Value

Chase Mortgage Finance Corp., Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,752,962	1,808,889
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	3,580,562	3,608,737
FHLMC REMICS
Series 3640, Class EL, 4.00%, 3/15/2020	24,430	24,478
Series 3616, Class PA, 4.50%, 11/15/2039	58,624	59,551
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(c)	9,056	9,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.35%, 10/25/2035(b)	$3,737,454	$3,792,876
Mello Warehouse Securitization Trust
Series 2019-1, Class A, 2.82%, 6/25/2052(a)(b)	6,700,000	6,704,711
Series 2019-1, Class B, 3.02%, 6/25/2052(a)(b)	1,430,000	1,442,367
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	5,217,643	5,184,409
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	10,167,164	10,497,361
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	4,240,186	4,384,382
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,099,905	2,162,237
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,095,936	2,165,676
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	5,536,499	5,750,259
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	7,597,098	7,912,435
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	3,291,412	3,410,341
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	3,316,148	3,411,862
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	2,515,471	2,621,538
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	6,539,079	6,860,820
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,273,056	2,376,754
Series 2019-3A, Class A1A, 3.75%, 11/25/2058(a)(b)	3,783,835	3,919,089
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	7,789,056	7,920,852
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	42,127	42,151
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	4,155,523	4,130,852
Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	2,674,304	2,727,953
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,480,862	1,500,805
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	2,012,550	2,026,170
Series 2018-8, Class A4, 4.00%, 11/25/2048(a)(b)	6,146,927	6,185,345
Visio Trust, Series 2019-1, Class A1, 3.57%, 6/25/2054(a)(b)	14,946,519	15,089,101

Total Collateralized Mortgage Obligations (cost $116,857,122)		117,731,377

Commercial Mortgage-Backed Securities 1.2%
	Principal Amount	Value

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	4,035,014
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/2032(a)(b)	1,300,000	1,315,274

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.12%, 12/15/2048(b)	$21,696,254	$558,412
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045(a)	16,000,000	16,104,768

Total Commercial Mortgage-Backed Securities (cost $23,047,140)		22,013,468

Corporate Bonds 25.4%
	Principal Amount	Value

Aerospace & Defense 0.5%
United Technologies Corp.,
3.65%, 8/16/2023(d)	8,925,000	9,444,718

Automobiles 1.1%
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.62%), 2.89%, 10/30/2019(a)(e)	10,000,000	10,006,042
Hyundai Capital America,
2.60%, 3/19/2020(a)(d)	10,000,000	10,002,263

		20,008,305

Banks 5.7%
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(e)	2,500,000	2,502,802
(ICE LIBOR USD 3 Month + 1.16%), 3.44%, 1/20/2023(e)	5,000,000	5,059,950
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	8,623,000	8,806,390
Citibank NA,
2.10%, 6/12/2020(d)	15,000,000	15,004,767
Citizens Financial Group, Inc.,
3.75%, 7/1/2024	9,075,000	9,360,270
HSBC Holdings plc,
3.40%, 3/8/2021	15,000,000	15,236,030
ING Groep NV,
3.15%, 3/29/2022(d)	5,000,000	5,112,654
JPMorgan Chase & Co.,
4.63%, 5/10/2021	15,000,000	15,589,805
2.30%, 8/15/2021	10,000,000	10,016,738
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022(a)(d)	9,000,000	9,076,298
Wells Fargo & Co.,
4.13%, 8/15/2023	7,000,000	7,428,581

		103,194,285

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/2025	6,950,000	7,590,765
Bacardi Ltd.,
4.45%, 5/15/2025(a)(d)	5,000,000	5,347,434
PepsiCo, Inc.,
(ICE LIBOR USD 3 Month + 0.27%), 2.56%, 10/4/2019(d)(e)	15,000,000	15,000,274

		27,938,473

Biotechnology 0.7%
AbbVie, Inc.,
2.50%, 5/14/2020	8,000,000	8,018,177
Celgene Corp.,
2.88%, 8/15/2020	5,000,000	5,027,576

		13,045,753

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The),
5.25%, 7/27/2021	$4,000,000	$4,215,493
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	7,000,000	7,090,520
Morgan Stanley,
5.75%, 1/25/2021	16,302,000	17,058,006
MSCI, Inc.,
5.25%, 11/15/2024(a)(d)	10,000,000	10,325,000
UBS AG,
2.20%, 6/8/2020(a)	5,000,000	4,999,339

		43,688,358

Chemicals 0.0%†
CF Industries, Inc.,
7.13%, 5/1/2020	5,000	5,138

Consumer Finance 0.8%
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 1.00%), 3.31%, 1/9/2020(e)	10,000,000	10,001,129
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.44%), 2.74%, 10/18/2019(e)	5,000,000	5,001,591

		15,002,720

Diversified Financial Services 0.6%
National Rural Utilities Cooperative Finance Corp.,
2.00%, 1/27/2020	10,000,000	9,996,023

Diversified Telecommunication Services 0.9%
AT&T, Inc.,
4.10%, 2/15/2028	5,102,000	5,515,455
CCO Holdings LLC,
5.13%, 2/15/2023	10,000,000	10,162,500

		15,677,955

Electric Utilities 0.7%
Evergy, Inc.,
5.29%, 6/15/2022(c)	11,510,000	12,285,509

Food Products 0.8%
Mondelez International Holdings Netherlands BV,
(ICE LIBOR USD 3 Month + 0.61%), 2.87%, 10/28/2019(a)(e)	15,000,000	15,007,650

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.,
2.68%, 12/15/2019	1,614,000	1,614,391

Health Care Providers & Services 1.6%
Allergan Sales LLC,
4.88%, 2/15/2021(a)	930,000	955,889
CVS Health Corp.,
3.70%, 3/9/2023	10,775,000	11,216,107
Dignity Health,
2.64%, 11/1/2019	6,000,000	6,000,132
Laboratory Corp. of America Holdings,
2.63%, 2/1/2020	10,000,000	10,007,008

		28,179,136

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates 0.6%
Honeywell International, Inc.,
(ICE LIBOR USD 3 Month + 0.28%), 2.55%, 10/30/2019(e)	$10,000,000	$10,003,476

Insurance 0.8%
New York Life Global Funding,
(ICE LIBOR USD 3 Month + 0.39%), 2.67%, 10/24/2019(a)(e)	15,000,000	15,003,210

Media 0.7%
Charter Communications Operating LLC,
3.58%, 7/23/2020	5,000,000	5,044,781
Comcast Corp.,
3.70%, 4/15/2024	7,500,000	7,997,358

		13,042,139

Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA,
4.75%, 6/15/2024(a)	4,750,000	4,961,375
BP Capital Markets America, Inc.,
3.79%, 2/6/2024	5,000,000	5,313,840
BP Capital Markets plc,
3.81%, 2/10/2024	3,975,000	4,231,542
Continental Resources, Inc.,
4.50%, 4/15/2023	1,000,000	1,038,158
Energy Transfer Operating LP,
4.25%, 3/15/2023	6,850,000	7,156,628
5.88%, 1/15/2024	3,500,000	3,890,805
Marathon Oil Corp.,
3.85%, 6/1/2025(d)	3,000,000	3,119,162
MPLX LP,
4.50%, 7/15/2023	5,000,000	5,326,453
Noble Energy, Inc.,
3.90%, 11/15/2024(d)	2,750,000	2,882,862
Occidental Petroleum Corp.,
2.70%, 8/15/2022	7,000,000	7,065,138
Sabine Pass Liquefaction LLC,
5.75%, 5/15/2024	4,000,000	4,458,447
Williams Cos., Inc. (The),
3.90%, 1/15/2025	4,500,000	4,712,742

		54,157,152

Pharmaceuticals 1.4%
Allergan Funding SCS,
3.45%, 3/15/2022	10,000,000	10,247,811
Bristol-Myers Squibb Co.,
2.90%, 7/26/2024(a)	8,900,000	9,175,395
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/2021(d)	6,000,000	5,490,000

		24,913,206

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc.,
2.60%, 1/30/2023	8,000,000	8,129,768

Thrifts & Mortgage Finance 0.6%
BPCE SA,
4.00%, 9/12/2023(a)(d)	3,000,000	3,160,294
5.70%, 10/22/2023(a)	6,800,000	7,484,570

		10,644,864

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Trading Companies & Distributors 0.5%
GATX Corp.,
2.60%, 3/30/2020	$9,000,000	$9,008,479

Total Corporate Bonds (cost $452,663,744)		459,990,708

Loan Participations 1.0%
	Principal Amount	Value

Containers & Packaging 0.0%†
Crown Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.06%, 4/3/2025 (e)	861,756	864,375

Diversified Financial Services 0.4%
RPI Finance Trust, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 4.04%, 3/27/2023 (e)	7,083,618	7,119,036

Software 0.6%
Open Text Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.79%, 5/30/2025 (e)	952,671	955,843
TIBCO Software, Inc., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 6.07%, 6/30/2026 (e)	9,578,938	9,582,961

		10,538,804

Total Loan Participations (cost $18,215,057)		18,522,215

Mortgage-Backed Securities 0.7%
	Principal Amount	Value

FHLMC Non Gold Pool
Pool# 1Q0648
4.59%, 6/1/2037(b)	427,477	446,079
Pool# 1B3601
4.82%, 10/1/2037(b)	133,222	140,120
FNMA Pool
Pool# 747271
4.58%, 7/1/2034(b)	332,286	350,511
Pool# 886345
4.22%, 8/1/2036(b)	65,870	67,110
Pool# 949691
3.98%, 9/1/2037(b)	73,995	74,274
UMBS Pool Pool# BN0906,
4.00%, 11/1/2048	11,466,918	11,978,679

Total Mortgage-Backed Securities (cost $12,692,607)		13,056,773

U.S. Treasury Obligations 37.1%
	Principal Amount	Value

U.S. Treasury Bonds, 7.13%, 2/15/2023	5,000,000	5,907,031
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (f)	15,000,000	15,658,673
0.13%, 7/15/2022 (f)	73,000,000	81,065,701
0.63%, 1/15/2026 (f)	75,000,000	82,955,842

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes
1.50%, 10/31/2019 (d)	$1,000,000	$999,510
1.13%, 3/31/2020 (g)	3,000,000	2,988,984
1.38%, 3/31/2020 (d)	2,000,000	1,995,078
2.63%, 7/31/2020	22,500,000	22,639,746
1.50%, 8/15/2020	20,000,000	19,940,625
2.63%, 8/15/2020	10,000,000	10,065,625
1.63%, 10/15/2020 (d)	1,000,000	997,969
1.75%, 11/15/2020	8,000,000	7,994,375
2.38%, 12/31/2020	17,000,000	17,120,195
2.50%, 12/31/2020	13,000,000	13,111,719
2.50%, 1/31/2021	39,500,000	39,870,313
2.38%, 3/15/2021	3,000,000	3,026,719
1.38%, 4/30/2021	10,000,000	9,944,922
2.63%, 5/15/2021	4,000,000	4,057,656
1.63%, 6/30/2021	35,000,000	34,961,719
1.75%, 7/31/2021 (d)	25,000,000	25,035,156
2.13%, 8/15/2021	8,000,000	8,064,688
1.50%, 8/31/2021 (d)	50,000,000	49,853,515
1.75%, 11/30/2021 (d)	57,000,000	57,126,914
2.00%, 11/30/2022	10,000,000	10,125,781
2.13%, 12/31/2022	5,135,000	5,222,656
2.00%, 5/31/2024	51,000,000	52,018,008
2.38%, 8/15/2024	50,000,000	51,863,281
2.25%, 10/31/2024	10,000,000	10,326,953
2.25%, 11/15/2024	8,000,000	8,261,562
2.00%, 8/15/2025	15,000,000	15,332,813
2.25%, 11/15/2025	4,000,000	4,148,281

Total U.S. Treasury Obligations (cost $663,748,815)		672,682,010

Repurchase Agreements 0.2%
	Principal Amount	Value

Bank of America NA 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000. (h)	1,000,000	1,000,000

BofA Securities, Inc. 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,652,858, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,685,807. (h)	1,652,752	1,652,752

Total Repurchase Agreements (cost $2,652,752)		2,652,752

Total Investments (cost $1,732,107,658) — 96.7%		1,752,563,430

Other assets in excess of liabilities — 3.3%		60,070,579

NET ASSETS — 100.0%		$1,812,634,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2019 was $522,519,888 which represents 28.83% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2019.
(d)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $30,827,985, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,652,752 and by $29,046,484, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/1/2019 – 2/15/2048, a total value of $31,699,236.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2019.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $2,652,752.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,794	12/2019	USD	1,033,107,000	(2,833,300)

					(2,833,300)

Short Contracts
U.S. Treasury 5 Year Note	(2,137)	12/2019	USD	(254,620,211)	1,631,013
U.S. Treasury 10 Year Note	(718)	12/2019	USD	(93,564,375)	951,870
U.S. Treasury 10 Year Ultra Note	(332)	12/2019	USD	(47,278,875)	658,375

					3,241,258

					407,958

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$445,914,127	$–	$445,914,127
Collateralized Mortgage Obligations	–	117,731,377	–	117,731,377
Commercial Mortgage-Backed Securities	–	22,013,468	–	22,013,468
Corporate Bonds	–	459,990,708	–	459,990,708
Futures Contracts	3,241,258	–	–	3,241,258
Loan Participations	–	18,522,215	–	18,522,215
Mortgage-Backed Securities	–	13,056,773	–	13,056,773
Repurchase Agreements	–	2,652,752	–	2,652,752
U.S. Treasury Obligations	–	672,682,010	–	672,682,010
Total Assets	$3,241,258	$1,752,563,430	$–	$1,755,804,688
Liabilities:
Futures Contracts	$(2,833,300)	$–	$–	$(2,833,300)
Total Liabilities	$(2,833,300)	$–	$–	$(2,833,300)
Total	$407,958	$1,752,563,430	$–	$1,752,971,388

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset- Backed Securities	Total
Balance as of 12/31/2018	$1,266,441	$1,266,441
Accrued Accretion/(Amortization)	170	170
Realized Gain (Loss)	2,725	2,725
Purchases	—	—
Sales	(1,268,820)	(1,268,820)
Change in Unrealized Appreciation/Depreciation	(516)	(516)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 9/30/2019	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2019	$—	$—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$3,241,258
Total		$3,241,258

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,833,300)
Total		$(2,833,300)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 95.1%
	Shares	Value

Aerospace & Defense 1.3%
AAR Corp.	5,415	$223,152
Aerojet Rocketdyne Holdings, Inc. *(a)	11,797	595,866
AeroVironment, Inc. *(a)	3,448	184,675
Astronics Corp. *	3,920	115,170
Axon Enterprise, Inc. *	9,425	535,151
Cubic Corp. (a)	5,062	356,517
Ducommun, Inc. *	1,679	71,190
Kratos Defense & Security Solutions, Inc. *(a)	14,563	270,799
Maxar Technologies, Inc. (a)	9,012	68,491
Mercury Systems, Inc. *	8,767	711,617
Moog, Inc., Class A	5,202	421,986
National Presto Industries, Inc.	830	73,945
Park Aerospace Corp.	2,990	52,504
Parsons Corp. *	3,024	99,732
Triumph Group, Inc. (a)	8,032	183,772
Vectrus, Inc. *	1,897	77,113
Wesco Aircraft Holdings, Inc. *	8,650	95,237

		4,136,917

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	9,441	198,450
Atlas Air Worldwide Holdings, Inc. *	3,712	93,654
Echo Global Logistics, Inc. *	4,347	98,459
Forward Air Corp.	4,620	294,386
Hub Group, Inc., Class A *(a)	5,254	244,311
Radiant Logistics, Inc. *	6,586	34,050

		963,310

Airlines 0.4%
Allegiant Travel Co. (a)	2,095	313,538
Hawaiian Holdings, Inc. (a)	7,810	205,090
Mesa Air Group, Inc. *	3,330	22,461
SkyWest, Inc.	8,082	463,907
Spirit Airlines, Inc. *(a)	11,070	401,841

		1,406,837

Auto Components 1.0%
Adient plc	14,176	325,481
American Axle & Manufacturing Holdings, Inc. *(a)	18,141	149,119
Cooper Tire & Rubber Co. (a)	8,150	212,878
Cooper-Standard Holdings, Inc. *	2,655	108,536
Dana, Inc.	23,434	338,387
Dorman Products, Inc. *(a)	4,357	346,556
Fox Factory Holding Corp. *(a)	6,081	378,481
Gentherm, Inc. *	5,303	217,874
LCI Industries (a)	3,954	363,175
Modine Manufacturing Co. *	8,084	91,915
Motorcar Parts of America, Inc. *(a)	2,957	49,973
Standard Motor Products, Inc.	3,441	167,061
Stoneridge, Inc. *(a)	4,293	132,954
Tenneco, Inc., Class A (a)	8,486	106,245
Visteon Corp. *(a)	4,575	377,621

		3,366,256

Automobiles 0.1%
Winnebago Industries, Inc.	5,040	193,284

Banks 9.4%
1st Constitution Bancorp	1,027	19,256
1st Source Corp.	2,439	111,535

Common Stocks (continued)
	Shares	Value

Banks (continued)
ACNB Corp.	1,190	$40,817
Allegiance Bancshares, Inc. *	3,172	101,789
Amalgamated Bank, Class A	2,311	37,022
Amerant Bancorp, Inc. *	3,108	65,175
American National Bankshares, Inc.	1,741	61,753
Ameris Bancorp	9,731	391,575
Ames National Corp.	1,508	43,144
Arrow Financial Corp.	2,149	71,741
Atlantic Capital Bancshares, Inc. *	3,965	68,753
Atlantic Union Bankshares Corp.	13,197	491,522
Banc of California, Inc.	7,487	105,866
BancFirst Corp.	3,062	169,696
Bancorp, Inc. (The) *	8,246	81,635
BancorpSouth Bank (a)	15,628	462,745
Bank First Corp. (a)	911	60,290
Bank of Commerce Holdings	2,924	31,842
Bank of Marin Bancorp	2,106	87,378
Bank of NT Butterfield & Son Ltd. (The)	8,814	261,247
Bank of Princeton (The) (a)	883	25,660
Bank7 Corp.	641	12,051
BankFinancial Corp.	2,483	29,548
Bankwell Financial Group, Inc.	1,096	30,140
Banner Corp.	5,263	295,623
Bar Harbor Bankshares	2,370	59,084
Baycom Corp. *	1,490	33,838
BCB Bancorp, Inc.	2,105	27,028
Berkshire Hills Bancorp, Inc.	7,550	221,139
Boston Private Financial Holdings, Inc.	12,064	140,606
Bridge Bancorp, Inc.	2,770	81,881
Brookline Bancorp, Inc.	11,654	171,663
Bryn Mawr Bank Corp.	3,324	121,359
Business First Bancshares, Inc.	2,030	49,532
Byline Bancorp, Inc. *	3,780	67,586
C&F Financial Corp.	473	24,908
Cadence Bancorp	20,381	357,483
Cambridge Bancorp	692	51,907
Camden National Corp.	2,479	107,390
Capital Bancorp, Inc. *	1,105	15,050
Capital City Bank Group, Inc.	2,174	59,676
Capstar Financial Holdings, Inc.	2,340	38,797
Carolina Financial Corp.	3,447	122,506
Carter Bank & Trust *(a)	3,622	68,420
Cathay General Bancorp	12,632	438,773
CBTX, Inc.	3,004	83,752
CenterState Bank Corp. (a)	20,213	484,809
Central Pacific Financial Corp.	4,215	119,706
Central Valley Community Bancorp	1,781	36,243
Century Bancorp, Inc., Class A	493	43,187
Chemung Financial Corp.	604	25,368
Citizens & Northern Corp.	1,994	52,402
City Holding Co. (a)	2,598	198,097
Civista Bancshares, Inc.	2,485	53,999
CNB Financial Corp.	2,408	69,110
Coastal Financial Corp. *	1,054	15,926
Codorus Valley Bancorp, Inc.	1,597	37,146
Colony Bankcorp, Inc.	1,122	17,223
Columbia Banking System, Inc. (a)	11,701	431,767
Community Bank System, Inc. (a)	7,732	476,987
Community Bankers Trust Corp.	3,186	27,400
Community Financial Corp. (The)	755	25,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Community Trust Bancorp, Inc.	2,580	$109,856
ConnectOne Bancorp, Inc.	5,427	120,479
CrossFirst Bankshares, Inc. *	1,065	15,235
Customers Bancorp, Inc. *(a)	4,558	94,533
CVB Financial Corp.	21,743	453,776
DNB Financial Corp.	545	24,258
Eagle Bancorp, Inc. (a)	5,438	242,644
Enterprise Bancorp, Inc.	1,497	44,880
Enterprise Financial Services Corp.	4,028	164,141
Equity Bancshares, Inc., Class A *	2,456	65,845
Esquire Financial Holdings, Inc. *	928	23,014
Evans Bancorp, Inc.	849	31,753
Farmers & Merchants Bancorp, Inc.	1,623	42,133
Farmers National Banc Corp.	4,245	61,468
FB Financial Corp.	2,785	104,577
Fidelity D&D Bancorp, Inc.	444	27,639
Financial Institutions, Inc.	2,657	80,188
First Bancorp, Inc.	1,758	48,327
First Bancorp/NC	4,852	174,187
First Bancorp/PR	34,675	346,056
First Bancshares, Inc. (The)	2,680	86,564
First Bank	2,389	25,873
First Busey Corp.	8,546	216,043
First Business Financial Services, Inc.	1,460	35,157
First Capital, Inc.	515	29,782
First Choice Bancorp	1,671	35,626
First Commonwealth Financial Corp.	14,809	196,664
First Community Bankshares, Inc.	2,602	84,227
First Financial Bancorp (a)	15,473	378,702
First Financial Bankshares, Inc. (a)	21,046	701,463
First Financial Corp.	2,100	91,287
First Financial Northwest, Inc.	1,187	17,544
First Foundation, Inc.	6,351	97,012
First Guaranty Bancshares, Inc.	660	14,612
First Internet Bancorp	1,536	32,886
First Interstate BancSystem, Inc., Class A	6,116	246,108
First Merchants Corp.	9,008	339,016
First Mid Bancshares, Inc.	2,370	82,049
First Midwest Bancorp, Inc. (a)	16,763	326,543
First Northwest Bancorp	1,455	25,201
First of Long Island Corp. (The)	4,010	91,228
Flushing Financial Corp.	4,556	92,054
FNCB Bancorp, Inc.	2,711	21,173
Franklin Financial Network, Inc. (a)	2,148	64,891
Franklin Financial Services Corp.	666	23,676
Fulton Financial Corp.	26,539	429,401
FVCBankcorp, Inc. *	1,891	33,206
German American Bancorp, Inc.	3,797	121,694
Glacier Bancorp, Inc. (a)	13,032	527,275
Great Southern Bancorp, Inc.	1,823	103,820
Great Western Bancorp, Inc.	8,778	289,674
Guaranty Bancshares, Inc.	1,346	41,174
Hancock Whitney Corp.	14,724	563,837
Hanmi Financial Corp.	4,434	83,271
HarborOne Bancorp, Inc. *	4,042	40,683
Hawthorn Bancshares, Inc.	877	20,899
Heartland Financial USA, Inc.	5,704	255,197
Heritage Commerce Corp. (a)	6,929	81,450
Heritage Financial Corp.	5,919	159,576

Common Stocks (continued)
	Shares	Value

Banks (continued)
Hilltop Holdings, Inc.	11,789	$281,639
Home BancShares, Inc. (a)	25,400	477,393
HomeTrust Bancshares, Inc.	2,494	65,019
Hope Bancorp, Inc. (a)	19,484	279,401
Horizon Bancorp, Inc.	6,180	107,285
Howard Bancorp, Inc. *	1,920	32,045
IBERIABANK Corp.	8,510	642,845
Independent Bank Corp.	5,364	400,423
Independent Bank Corp./MI	3,708	79,036
Independent Bank Group, Inc.	5,811	305,717
International Bancshares Corp.	9,074	350,438
Investar Holding Corp.	1,416	33,701
Investors Bancorp, Inc.	37,528	426,318
Lakeland Bancorp, Inc.	8,048	124,181
Lakeland Financial Corp. (a)	4,128	181,549
LCNB Corp.	2,028	35,977
LegacyTexas Financial Group, Inc.	7,828	340,753
Level One Bancorp, Inc.	959	23,131
Live Oak Bancshares, Inc. (a)	4,152	75,151
Macatawa Bank Corp.	3,916	40,687
Mackinac Financial Corp.	1,406	21,737
MainStreet Bancshares, Inc. *	1,133	23,850
Malvern Bancorp, Inc. *	1,288	28,117
Mercantile Bank Corp.	2,650	86,920
Metropolitan Bank Holding Corp. *	1,149	45,190
Mid Penn Bancorp, Inc.	1,147	29,398
Midland States Bancorp, Inc.	3,614	94,145
MidWestOne Financial Group, Inc.	1,980	60,430
MutualFirst Financial, Inc.	887	27,958
MVB Financial Corp.	1,538	30,529
National Bank Holdings Corp., Class A	4,809	164,420
National Bankshares, Inc.	988	39,569
NBT Bancorp, Inc.	6,896	252,325
Nicolet Bankshares, Inc. *	1,380	91,867
Northeast Bank	1,084	24,032
Northrim Bancorp, Inc.	1,166	46,255
Norwood Financial Corp. (a)	842	26,616
Oak Valley Bancorp	1,106	18,548
OFG Bancorp	8,178	179,098
Ohio Valley Banc Corp.	594	21,675
Old Line Bancshares, Inc.	2,435	70,639
Old National Bancorp (a)	27,876	479,607
Old Second Bancorp, Inc.	4,512	55,137
Opus Bank	3,614	78,677
Origin Bancorp, Inc.	3,132	105,674
Orrstown Financial Services, Inc.	1,662	36,398
Pacific Mercantile Bancorp *	3,070	23,056
Pacific Premier Bancorp, Inc. (a)	9,594	299,237
Park National Corp. (a)	2,225	210,952
Parke Bancorp, Inc.	1,449	32,197
PCB Bancorp	2,152	35,400
Peapack Gladstone Financial Corp. (a)	3,086	86,501
Penns Woods Bancorp, Inc.	678	31,358
Peoples Bancorp of North Carolina, Inc.	689	20,470
Peoples Bancorp, Inc.	3,012	95,812
Peoples Financial Services Corp.	1,158	52,446
People’s Utah Bancorp	2,605	73,695
Preferred Bank	2,325	121,784
Premier Financial Bancorp, Inc.	2,163	37,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
QCR Holdings, Inc.	2,420	$91,912
RBB Bancorp	2,657	52,316
Red River Bancshares, Inc. *	138	5,985
Reliant Bancorp, Inc.	1,741	41,749
Renasant Corp.	9,306	325,803
Republic Bancorp, Inc., Class A	1,624	70,563
Republic First Bancorp, Inc. *	7,061	29,656
Richmond Mutual Bancorporation, Inc. *(a)	2,108	29,491
S&T Bancorp, Inc. (a)	5,350	195,436
Sandy Spring Bancorp, Inc.	5,801	195,552
SB One Bancorp	1,359	30,659
Seacoast Banking Corp. of Florida *	8,154	206,378
Select Bancorp, Inc. *	2,342	27,167
ServisFirst Bancshares, Inc. (a)	7,743	256,680
Shore Bancshares, Inc.	2,225	34,287
Sierra Bancorp	2,274	60,397
Simmons First National Corp., Class A	14,665	365,159
SmartFinancial, Inc. *	2,055	42,806
South Plains Financial, Inc.	597	9,731
South State Corp.	5,502	414,301
Southern First Bancshares, Inc. *	1,067	42,520
Southern National Bancorp of Virginia, Inc.	3,119	48,001
Southside Bancshares, Inc.	5,179	176,656
Spirit of Texas Bancshares, Inc. *	1,888	40,686
Stock Yards Bancorp, Inc.	3,348	122,838
Summit Financial Group, Inc.	1,830	46,848
Tompkins Financial Corp. (a)	2,401	194,793
Towne Bank	10,912	303,408
TriCo Bancshares	4,360	158,268
TriState Capital Holdings, Inc. *	3,761	79,131
Triumph Bancorp, Inc. *	4,016	128,070
Trustmark Corp.	10,392	354,471
UMB Financial Corp.	7,222	466,397
Union Bankshares, Inc.	574	18,115
United Bankshares, Inc. (a)	15,983	605,276
United Community Banks, Inc.	11,548	327,386
United Security Bancshares	1,958	20,598
Unity Bancorp, Inc.	1,156	25,605
Univest Financial Corp.	4,770	121,683
Valley National Bancorp (a)	52,804	573,979
Veritex Holdings, Inc. (a)	8,495	206,131
Washington Trust Bancorp, Inc.	2,482	119,905
WesBanco, Inc. (a)	8,626	322,354
West Bancorporation, Inc.	2,768	60,176
Westamerica Bancorp (a)	4,211	261,840

		30,869,058

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A *(a)	1,349	491,144
Celsius Holdings, Inc. *	3,368	11,704
Coca-Cola Consolidated, Inc.	759	230,638
Craft Brew Alliance, Inc. *	1,827	14,963
MGP Ingredients, Inc. (a)	2,146	106,613
National Beverage Corp.	1,973	87,522
New Age Beverages Corp. *(a)	11,703	32,300
Primo Water Corp. *(a)	5,644	69,308

		1,044,192

Common Stocks (continued)
	Shares	Value

Biotechnology 6.7%
Abeona Therapeutics, Inc. *	4,556	$10,297
ACADIA Pharmaceuticals, Inc. *	17,045	613,450
Acceleron Pharma, Inc. *(a)	7,288	287,949
Achillion Pharmaceuticals, Inc. *	21,128	76,061
Acorda Therapeutics, Inc. *(a)	7,561	21,700
Adamas Pharmaceuticals, Inc. *	3,245	16,598
ADMA Biologics, Inc. *	8,236	36,650
Aduro Biotech, Inc. *	9,505	10,075
Adverum Biotechnologies, Inc. *(a)	8,627	47,017
Aeglea BioTherapeutics, Inc. *	4,366	33,575
Affimed NV *	9,747	28,656
Agenus, Inc. *	16,936	43,695
AgeX Therapeutics, Inc. *(a)	3,349	6,564
Aimmune Therapeutics, Inc. *(a)	7,196	150,684
Akcea Therapeutics, Inc. *(a)	2,146	33,027
Akebia Therapeutics, Inc. *(a)	19,121	74,954
Akero Therapeutics, Inc. *(a)	767	17,449
Albireo Pharma, Inc. *	1,677	33,540
Alder Biopharmaceuticals, Inc. *(a)	11,791	222,378
Aldeyra Therapeutics, Inc. *	3,288	17,328
Alector, Inc. *	4,881	70,384
Allakos, Inc. *(a)	3,148	247,527
Allogene Therapeutics, Inc. *(a)	6,268	170,834
AMAG Pharmaceuticals, Inc. *(a)	5,333	61,596
Amicus Therapeutics, Inc. *	41,334	331,499
AnaptysBio, Inc. *	3,974	139,050
Anavex Life Sciences Corp. *(a)	6,914	21,848
Anika Therapeutics, Inc. *	2,158	118,453
Apellis Pharmaceuticals, Inc. *	7,804	187,998
Arcus Biosciences, Inc. *	4,887	44,472
Ardelyx, Inc. *	6,791	31,918
Arena Pharmaceuticals, Inc. *(a)	8,076	369,639
ArQule, Inc. *	17,941	128,637
Arrowhead Pharmaceuticals, Inc. *(a)	15,082	425,011
Assembly Biosciences, Inc. *	3,680	36,174
Atara Biotherapeutics, Inc. *	8,325	117,549
Athenex, Inc. *	11,021	134,071
Athersys, Inc. *(a)	21,565	28,681
Atreca, Inc., Class A *	1,044	12,779
Audentes Therapeutics, Inc. *	7,089	199,130
Avid Bioservices, Inc. *	9,102	48,241
Avrobio, Inc. *	3,335	47,090
Beyondspring, Inc. *	1,707	30,897
BioCryst Pharmaceuticals, Inc. *	18,349	52,570
Biohaven Pharmaceutical Holding Co. Ltd. *	6,318	263,587
BioSpecifics Technologies Corp. *	996	53,306
Bioxcel Therapeutics, Inc. *	964	6,787
Blueprint Medicines Corp. *(a)	7,890	579,678
Bridgebio Pharma, Inc. *(a)	3,624	77,807
Calithera Biosciences, Inc. *	7,715	23,839
Calyxt, Inc. *(a)	1,520	8,573
CareDx, Inc. *(a)	6,641	150,153
CASI Pharmaceuticals, Inc. *(a)	7,360	24,582
Castle Biosciences, Inc. *	593	10,727
Catalyst Pharmaceuticals, Inc. *(a)	16,299	86,548
Celcuity, Inc. *	864	14,671
Cellular Biomedicine Group, Inc. *	1,813	26,941
CEL-SCI Corp. *(a)	4,246	37,959
Checkpoint Therapeutics, Inc. *	3,654	9,099
ChemoCentryx, Inc. *	6,582	44,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Chimerix, Inc. *	8,568	$20,135
Clovis Oncology, Inc. *(a)	7,902	31,055
Coherus Biosciences, Inc. *(a)	10,001	202,620
Concert Pharmaceuticals, Inc. *	3,708	21,803
Constellation Pharmaceuticals, Inc. *(a)	2,312	14,936
Corbus Pharmaceuticals Holdings, Inc. *(a)	9,609	46,796
Cortexyme, Inc. *(a)	467	11,642
Crinetics Pharmaceuticals, Inc. *(a)	1,788	26,892
Cue Biopharma, Inc. *	2,617	22,061
Cyclerion Therapeutics, Inc. *	3,820	46,298
Cytokinetics, Inc. *	8,852	100,736
CytomX Therapeutics, Inc. *	7,509	55,416
Deciphera Pharmaceuticals, Inc. *(a)	3,066	104,060
Denali Therapeutics, Inc. *(a)	7,756	118,822
Dicerna Pharmaceuticals, Inc. *	8,190	117,608
Dynavax Technologies Corp. *(a)	12,666	45,281
Eagle Pharmaceuticals, Inc. *	1,521	86,043
Editas Medicine, Inc. *(a)	8,036	182,739
Eidos Therapeutics, Inc. *(a)	1,804	64,890
Eiger BioPharmaceuticals, Inc. *	3,780	38,745
Emergent BioSolutions, Inc. *(a)	7,379	385,774
Enanta Pharmaceuticals, Inc. *(a)	2,775	166,722
Epizyme, Inc. *	12,557	129,526
Esperion Therapeutics, Inc. *	4,031	147,776
Evelo Biosciences, Inc. *(a)	2,164	13,200
Fate Therapeutics, Inc. *	8,472	131,570
FibroGen, Inc. *(a)	12,547	463,988
Five Prime Therapeutics, Inc. *	5,357	20,758
Flexion Therapeutics, Inc. *(a)	5,219	71,526
Forty Seven, Inc. *	3,605	23,144
G1 Therapeutics, Inc. *	5,470	124,607
Galectin Therapeutics, Inc. *	5,204	19,099
Genomic Health, Inc. *	4,355	295,356
Geron Corp. *(a)	29,626	39,403
Global Blood Therapeutics, Inc. *(a)	9,356	453,953
GlycoMimetics, Inc. *	5,293	22,813
Gossamer Bio, Inc. *	6,908	115,985
Gritstone Oncology, Inc. *(a)	4,007	34,600
Halozyme Therapeutics, Inc. *	23,181	359,537
Harpoon Therapeutics, Inc. *(a)	1,184	16,173
Heron Therapeutics, Inc. *(a)	11,940	220,890
Homology Medicines, Inc. *	3,927	71,079
ImmunoGen, Inc. *	22,306	53,981
Immunomedics, Inc. *(a)	28,294	375,178
Inovio Pharmaceuticals, Inc. *(a)	15,425	31,621
Insmed, Inc. *(a)	14,383	253,716
Intellia Therapeutics, Inc. *(a)	5,915	78,965
Intercept Pharmaceuticals, Inc. *	4,002	265,573
Intrexon Corp. *(a)	11,931	68,245
Invitae Corp. *	13,994	269,664
Iovance Biotherapeutics, Inc. *(a)	18,521	337,082
Ironwood Pharmaceuticals, Inc. *(a)	24,840	213,251
Jounce Therapeutics, Inc. *	2,083	6,936
Kadmon Holdings, Inc. *(a)	21,140	53,273
KalVista Pharmaceuticals, Inc. *	1,887	21,889
Karuna Therapeutics, Inc. *	735	11,995
Karyopharm Therapeutics, Inc. *(a)	9,345	89,899
Kezar Life Sciences, Inc. *	2,697	8,846

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Kindred Biosciences, Inc. *	5,657	$38,750
Kiniksa Pharmaceuticals Ltd., Class A *	2,260	19,233
Kodiak Sciences, Inc. *	3,796	54,587
Krystal Biotech, Inc. *	1,692	58,755
Kura Oncology, Inc. *	5,554	84,254
La Jolla Pharmaceutical Co. *	3,164	27,843
Lexicon Pharmaceuticals, Inc. *(a)	6,188	18,626
Ligand Pharmaceuticals, Inc. *(a)	3,001	298,720
Lineage Cell Therapeutics, Inc. *(a)	17,816	17,460
LogicBio Therapeutics, Inc. *	1,397	15,102
MacroGenics, Inc. *	7,708	98,354
Madrigal Pharmaceuticals, Inc. *(a)	1,266	109,155
Magenta Therapeutics, Inc. *	3,153	32,350
MannKind Corp. *(a)	30,398	37,998
Marker Therapeutics, Inc. *(a)	4,374	22,351
Medicines Co. (The) *(a)	12,212	610,600
MediciNova, Inc. *	6,864	54,603
MEI Pharma, Inc. *	10,968	18,426
MeiraGTx Holdings plc *	2,524	40,258
Mersana Therapeutics, Inc. *	5,818	9,192
Millendo Therapeutics, Inc. *(a)	1,512	10,750
Minerva Neurosciences, Inc. *	4,566	35,387
Mirati Therapeutics, Inc. *	4,398	342,648
Molecular Templates, Inc. *	2,739	18,050
Momenta Pharmaceuticals, Inc. *(a)	15,942	206,608
Morphic Holding, Inc. *(a)	793	14,361
Mustang Bio, Inc. *	4,516	14,722
Myriad Genetics, Inc. *	11,348	324,893
Natera, Inc. *(a)	9,033	296,282
Neon Therapeutics, Inc. *(a)	2,498	4,297
NextCure, Inc. *	483	14,901
Novavax, Inc. *(a)	4,058	20,371
Oncocyte Corp. *(a)	3,453	7,251
OPKO Health, Inc. *(a)	55,061	115,078
Organogenesis Holdings, Inc. *(a)	1,651	10,847
Palatin Technologies, Inc. *	34,121	31,009
PDL BioPharma, Inc. *(a)	19,905	42,995
Pfenex, Inc. *	4,697	39,643
PhaseBio Pharmaceuticals, Inc. *	2,199	9,170
Pieris Pharmaceuticals, Inc. *	7,684	26,202
PolarityTE, Inc. *(a)	2,819	9,105
Portola Pharmaceuticals, Inc. *(a)	12,075	323,852
Precision BioSciences, Inc. *(a)	1,484	12,451
Prevail Therapeutics, Inc. *	1,190	14,613
Principia Biopharma, Inc. *	2,162	61,055
Progenics Pharmaceuticals, Inc. *	14,042	70,982
Protagonist Therapeutics, Inc. *	2,431	29,196
Prothena Corp. plc *	6,682	52,387
PTC Therapeutics, Inc. *(a)	9,252	312,903
Puma Biotechnology, Inc. *	5,016	53,997
Ra Pharmaceuticals, Inc. *(a)	5,616	132,818
Radius Health, Inc. *	7,291	187,743
Recro Pharma, Inc. *	2,787	30,880
REGENXBIO, Inc. *(a)	5,393	191,991
Repligen Corp. *(a)	8,352	640,515
Replimune Group, Inc. *	1,851	25,729
Retrophin, Inc. *	6,723	77,920
Rhythm Pharmaceuticals, Inc. *	3,717	80,250
Rigel Pharmaceuticals, Inc. *(a)	26,088	48,785
Rocket Pharmaceuticals, Inc. *	4,817	56,118

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Rubius Therapeutics, Inc. *(a)	5,657	$44,407
Sangamo Therapeutics, Inc. *(a)	18,575	168,104
Savara, Inc. *	4,348	11,522
Scholar Rock Holding Corp. *(a)	2,595	23,225
Seres Therapeutics, Inc. *	5,360	21,494
Solid Biosciences, Inc. *(a)	2,550	26,367
Sorrento Therapeutics, Inc. *(a)	18,938	40,527
Spark Therapeutics, Inc. *	5,555	538,724
Spectrum Pharmaceuticals, Inc. *	18,058	149,791
Spero Therapeutics, Inc. *	1,773	18,794
Stemline Therapeutics, Inc. *(a)	7,248	75,452
Stoke Therapeutics, Inc. *	1,468	31,547
Sutro Biopharma, Inc. *	1,746	15,871
Syndax Pharmaceuticals, Inc. *	3,247	24,255
Synlogic, Inc. *	2,288	5,240
Synthorx, Inc. *	1,429	23,250
Syros Pharmaceuticals, Inc. *(a)	5,582	57,941
TCR2 Therapeutics, Inc. *(a)	2,026	30,451
TG Therapeutics, Inc. *(a)	12,717	71,406
Tocagen, Inc. *	3,315	2,196
Translate Bio, Inc. *	4,815	47,717
Turning Point Therapeutics, Inc. *	1,075	40,420
Twist Bioscience Corp. *	3,431	81,932
Tyme Technologies, Inc. *(a)	9,871	11,747
Ultragenyx Pharmaceutical, Inc. *(a)	8,839	378,132
UNITY Biotechnology, Inc. *(a)	4,539	27,688
UroGen Pharma Ltd. *(a)	3,027	72,133
Vanda Pharmaceuticals, Inc. *	8,427	111,911
VBI Vaccines, Inc. *	13,707	6,459
Veracyte, Inc. *	7,523	180,552
Vericel Corp. *(a)	7,109	107,630
Viking Therapeutics, Inc. *(a)	10,500	72,240
Voyager Therapeutics, Inc. *	3,902	67,153
X4 Pharmaceuticals, Inc. *	1,899	24,136
XBiotech, Inc. *	2,682	28,054
Xencor, Inc. *(a)	7,650	258,035
Y-mAbs Therapeutics, Inc. *	3,286	85,633
ZIOPHARM Oncology, Inc. *(a)	25,931	110,985

		21,841,242

Building Products 1.5%
AAON, Inc. (a)	6,628	304,490
Advanced Drainage Systems, Inc.	5,872	189,489
American Woodmark Corp. *	2,731	242,813
Apogee Enterprises, Inc.	4,253	165,824
Armstrong Flooring, Inc. *	2,540	16,231
Builders FirstSource, Inc. *	18,438	379,362
Caesarstone Ltd.	3,562	59,165
Continental Building Products, Inc. *	5,730	156,372
Cornerstone Building Brands, Inc. *(a)	7,459	45,127
CSW Industrials, Inc.	2,384	164,568
Gibraltar Industries, Inc. *(a)	5,220	239,807
Griffon Corp. (a)	5,898	123,681
Insteel Industries, Inc.	2,859	58,695
JELD-WEN Holding, Inc. *	10,927	210,782
Masonite International Corp. *	4,077	236,466
Patrick Industries, Inc. *	3,601	154,411
PGT Innovations, Inc. *	9,160	158,193
Quanex Building Products Corp.	5,327	96,312
Simpson Manufacturing Co., Inc.	7,230	501,545

Common Stocks (continued)
	Shares	Value

Building Products (continued)
Trex Co., Inc. *(a)	9,489	$862,835
Universal Forest Products, Inc.	9,617	383,526

		4,749,694

Capital Markets 1.4%
Ares Management Corp. (a)	10,823	290,165
Artisan Partners Asset Management, Inc., Class A	8,144	229,987
Assetmark Financial Holdings, Inc. *	2,210	57,570
Associated Capital Group, Inc., Class A	391	13,916
B. Riley Financial, Inc.	3,330	78,655
Blucora, Inc. *	7,785	168,467
Brightsphere Investment Group, Inc.	11,722	116,165
Cohen & Steers, Inc. (a)	3,718	204,230
Cowen, Inc., Class A *(a)	4,695	72,256
Diamond Hill Investment Group, Inc.	515	71,137
Donnelley Financial Solutions, Inc. *	5,319	65,530
Federated Investors, Inc., Class B (a)	15,590	505,272
Focus Financial Partners, Inc., Class A *	4,905	116,739
GAIN Capital Holdings, Inc. (a)	4,075	21,516
GAMCO Investors, Inc., Class A	861	16,832
Greenhill & Co., Inc.	2,718	35,660
Hamilton Lane, Inc., Class A	3,521	200,556
Houlihan Lokey, Inc.	6,734	303,703
INTL. FCStone, Inc. *	2,604	106,920
Ladenburg Thalmann Financial Services, Inc.	19,146	45,376
Moelis & Co., Class A	7,718	253,536
Oppenheimer Holdings, Inc., Class A	1,633	49,088
Piper Jaffray Cos. (a)	2,283	172,321
PJT Partners, Inc., Class A (a)	3,767	153,317
Pzena Investment Management, Inc., Class A	3,204	28,580
Safeguard Scientifics, Inc. *	2,896	32,841
Sculptor Capital Management, Inc. (a)	2,729	53,161
Siebert Financial Corp. *	996	9,163
Silvercrest Asset Management Group, Inc., Class A	1,463	17,995
Stifel Financial Corp.	10,926	626,934
Value Line, Inc.	289	6,575
Virtus Investment Partners, Inc.	1,119	123,728
Waddell & Reed Financial, Inc., Class A (a)	11,839	203,394
Westwood Holdings Group, Inc.	1,287	35,611
WisdomTree Investments, Inc. (a)	21,639	113,064

		4,599,960

Chemicals 1.8%
Advanced Emissions Solutions, Inc. (a)	2,872	42,620
AdvanSix, Inc. *	4,664	119,958
American Vanguard Corp.	4,564	71,655
Amyris, Inc. *(a)	6,698	31,882
Balchem Corp. (a)	5,203	516,086
Chase Corp.	1,186	129,737
Ferro Corp. *	13,344	158,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Flotek Industries, Inc. *	7,980	$17,556
FutureFuel Corp.	4,080	48,715
GCP Applied Technologies, Inc. *	8,793	169,265
Hawkins, Inc.	1,505	63,962
HB Fuller Co. (a)	8,237	383,515
Ingevity Corp. *	6,790	576,064
Innophos Holdings, Inc.	3,230	104,846
Innospec, Inc.	3,934	350,677
Intrepid Potash, Inc. *	14,844	48,540
Koppers Holdings, Inc. *	2,964	86,578
Kraton Corp. *	5,082	164,098
Kronos Worldwide, Inc. (a)	3,522	43,567
Livent Corp. *	24,036	160,801
LSB Industries, Inc. *	3,153	16,333
Marrone Bio Innovations, Inc. *(a)	7,916	11,162
Minerals Technologies, Inc.	5,732	304,312
OMNOVA Solutions, Inc. *	6,803	68,506
Orion Engineered Carbons SA (a)	9,631	160,934
PolyOne Corp.	12,474	407,276
PQ Group Holdings, Inc. *	6,099	97,218
Quaker Chemical Corp. (a)	2,121	335,415
Rayonier Advanced Materials, Inc.	7,874	34,094
Sensient Technologies Corp. (a)	6,841	469,635
Stepan Co.	3,311	321,366
Trecora Resources *(a)	3,221	29,053
Tredegar Corp.	4,022	78,509
Trinseo SA	6,558	281,666
Tronox Holdings plc, Class A (a)	14,779	122,666
Valhi, Inc.	3,667	6,967

		6,033,494

Commercial Services & Supplies 2.7%
ABM Industries, Inc. (a)	10,758	390,731
ACCO Brands Corp.	15,423	152,225
Advanced Disposal Services, Inc. *	11,727	381,948
Brady Corp., Class A	7,730	410,076
BrightView Holdings, Inc. *	5,049	86,590
Brink’s Co. (The)	8,059	668,494
Casella Waste Systems, Inc., Class A *	7,192	308,824
CECO Environmental Corp. *	5,035	35,169
Charah Solutions, Inc. *	1,374	2,913
Cimpress NV *	3,506	462,231
CompX International, Inc.	256	3,668
Covanta Holding Corp. (a)	19,150	331,103
Deluxe Corp. (a)	7,041	346,136
Ennis, Inc. (a)	4,114	83,144
Healthcare Services Group, Inc. (a)	12,019	291,942
Heritage-Crystal Clean, Inc. *	2,302	61,003
Herman Miller, Inc.	9,564	440,805
HNI Corp.	7,055	250,453
Interface, Inc.	9,675	139,707
Kimball International, Inc., Class B	5,619	108,447
Knoll, Inc.	7,974	202,141
LSC Communications, Inc.	4,966	6,853
Matthews International Corp., Class A (a)	5,036	178,224
McGrath RentCorp	3,910	272,097
Mobile Mini, Inc. (a)	7,279	268,304
MSA Safety, Inc. (a)	5,705	622,473
NL Industries, Inc. *	1,098	4,128
NRC Group Holdings Corp. *	1,545	19,220

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
PICO Holdings, Inc. *	3,189	$32,177
Pitney Bowes, Inc. (a)	25,679	117,353
Quad/Graphics, Inc.	4,856	51,037
RR Donnelley & Sons Co. (a)	10,977	41,383
SP Plus Corp. *(a)	3,716	137,492
Steelcase, Inc., Class A	14,068	258,851
Team, Inc. *	4,662	84,149
Tetra Tech, Inc.	8,817	764,963
UniFirst Corp.	2,445	477,068
US Ecology, Inc. (a)	3,575	228,586
Viad Corp.	3,258	218,775
VSE Corp.	1,347	45,919

		8,986,802

Communications Equipment 1.1%
Acacia Communications, Inc. *	6,063	396,520
ADTRAN, Inc.	7,851	89,070
Applied Optoelectronics, Inc. *(a)	2,957	33,178
CalAmp Corp. *	5,396	62,162
Calix, Inc. *(a)	7,828	50,021
Cambium Networks Corp. *	696	6,751
Casa Systems, Inc. *	5,184	40,720
Clearfield, Inc. *	1,689	20,015
Comtech Telecommunications Corp.	3,808	123,760
DASAN Zhone Solutions, Inc. *	858	7,859
Digi International, Inc. *	4,694	63,932
Extreme Networks, Inc. *	19,291	140,342
Harmonic, Inc. *	14,034	92,344
Infinera Corp. *(a)	28,425	154,916
Inseego Corp. *(a)	7,166	34,397
InterDigital, Inc.	5,067	265,865
KVH Industries, Inc. *	2,271	24,186
Lumentum Holdings, Inc. *	12,360	662,002
NETGEAR, Inc. *	5,108	164,580
NetScout Systems, Inc. *	11,798	272,062
Plantronics, Inc. (a)	5,413	202,013
Ribbon Communications, Inc. *	9,718	56,753
TESSCO Technologies, Inc.	996	14,312
Viavi Solutions, Inc. *	37,120	519,866

		3,497,626

Construction & Engineering 1.1%
Aegion Corp. *	5,083	108,674
Ameresco, Inc., Class A *(a)	3,564	57,273
Arcosa, Inc.	7,854	268,685
Argan, Inc.	2,406	94,532
Comfort Systems USA, Inc.	5,882	260,161
Concrete Pumping Holdings, Inc. *	1,766	7,011
Construction Partners, Inc., Class A *	1,913	29,804
Dycom Industries, Inc. *	4,915	250,911
EMCOR Group, Inc.	9,007	775,683
Granite Construction, Inc. (a)	7,581	243,577
Great Lakes Dredge & Dock Corp. *	9,837	102,797
IES Holdings, Inc. *	1,269	26,129
MasTec, Inc. *(a)	9,672	628,003
MYR Group, Inc. *	2,509	78,507
Northwest Pipe Co. *	1,633	45,969
NV5 Global, Inc. *(a)	1,644	112,236
Primoris Services Corp.	7,180	140,800
Sterling Construction Co., Inc. *	4,306	56,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp. *(a)	6,477	$92,815
WillScot Corp. *	8,339	129,922

		3,510,113

Construction Materials 0.2%
Forterra, Inc. *(a)	2,705	19,557
Summit Materials, Inc., Class A *	18,202	404,085
United States Lime & Minerals, Inc.	290	22,185
US Concrete, Inc. *	2,637	145,773

		591,600

Consumer Finance 0.6%
Curo Group Holdings Corp. *(a)	2,818	37,423
Elevate Credit, Inc. *	3,319	13,973
Encore Capital Group, Inc. *(a)	4,996	166,492
Enova International, Inc. *	5,234	108,605
EZCORP, Inc., Class A *	8,438	54,467
FirstCash, Inc.	6,846	627,573
Green Dot Corp., Class A *	7,826	197,607
LendingClub Corp. *(a)	10,682	139,721
Medallion Financial Corp. *(a)	3,315	21,216
Nelnet, Inc., Class A	2,894	184,058
PRA Group, Inc. *(a)	7,309	246,971
Regional Management Corp. *	1,473	41,480
World Acceptance Corp. *	1,014	129,295

		1,968,881

Containers & Packaging 0.1%
Greif, Inc., Class A	4,215	159,707
Greif, Inc., Class B	970	44,193
Myers Industries, Inc.	5,746	101,417
UFP Technologies, Inc. *	1,092	42,151

		347,468

Distributors 0.1%
Core-Mark Holding Co., Inc. (a)	7,323	235,178
Funko, Inc., Class A *	2,747	56,519
Greenlane Holdings, Inc., Class A *(a)	1,043	3,536
Weyco Group, Inc.	905	20,462

		315,695

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc. *	9,130	347,762
American Public Education, Inc. *	2,700	60,318
Career Education Corp. *	11,115	176,617
Carriage Services, Inc.	2,897	59,215
Chegg, Inc. *(a)	18,728	560,904
Collectors Universe, Inc.	1,288	36,682
Houghton Mifflin Harcourt Co. *(a)	16,956	90,375
K12, Inc. *	6,230	164,472
Laureate Education, Inc., Class A *	16,900	280,117
OneSpaWorld Holdings Ltd. *(a)	7,283	113,105
Regis Corp. *(a)	4,630	93,619
Select Interior Concepts, Inc., Class A *	3,439	44,604
Sotheby’s *	5,130	292,307
Strategic Education, Inc.	3,442	467,699
WW International, Inc. *	7,551	285,579

		3,073,375

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,994	99,581
Cannae Holdings, Inc. *	10,939	300,494
FGL Holdings	23,883	190,586
Marlin Business Services Corp.	1,548	38,994

Common Stocks (continued)
	Shares	Value

Diversified Financial Services (continued)
On Deck Capital, Inc. *	10,842	$36,429

		666,084

Diversified Telecommunication Services 0.6%
Anterix, Inc. *	1,696	61,395
ATN International, Inc. (a)	1,799	105,008
Bandwidth, Inc., Class A *(a)	2,597	169,091
Cincinnati Bell, Inc. *(a)	7,888	39,992
Cogent Communications Holdings, Inc.	6,829	376,278
Consolidated Communications Holdings, Inc. (a)	10,904	51,903
Frontier Communications Corp. *(a)	15,719	13,628
IDT Corp., Class B *	2,699	28,421
Intelsat SA *(a)	10,836	247,061
Iridium Communications, Inc. *	16,019	340,884
Ooma, Inc. *	2,962	30,805
ORBCOMM, Inc. *(a)	12,249	58,305
Pareteum Corp. *(a)	17,387	22,429
Vonage Holdings Corp. *	36,643	414,066

		1,959,266

Electric Utilities 1.1%
ALLETE, Inc.	8,381	732,583
El Paso Electric Co.	6,558	439,911
Genie Energy Ltd., Class B (a)	2,326	17,352
MGE Energy, Inc.	5,659	451,984
Otter Tail Corp.	6,385	343,194
PNM Resources, Inc.	12,836	668,499
Portland General Electric Co.	14,508	817,816
Spark Energy, Inc., Class A (a)	1,698	17,914

		3,489,253

Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	1,096	38,700
American Superconductor Corp. *(a)	3,371	26,429
Atkore International Group, Inc. *	7,443	225,895
AZZ, Inc.	4,212	183,475
Bloom Energy Corp., Class A *(a)	8,878	28,853
Encore Wire Corp.	3,290	185,161
Energous Corp. *(a)	5,002	16,582
EnerSys	6,896	454,722
Generac Holdings, Inc. *	9,867	772,981
Plug Power, Inc. *(a)	37,108	97,594
Powell Industries, Inc.	1,374	53,792
Preformed Line Products Co.	444	24,238
Sunrun, Inc. *(a)	18,244	304,766
Thermon Group Holdings, Inc. *	5,335	122,598
TPI Composites, Inc. *(a)	4,656	87,300
Vicor Corp. *(a)	2,937	86,700
Vivint Solar, Inc. *(a)	6,782	44,354

		2,754,140

Electronic Equipment, Instruments & Components 2.4%
Airgain, Inc. *	1,495	17,566
Akoustis Technologies, Inc. *(a)	4,033	31,256
Anixter International, Inc. *	4,922	340,209
Arlo Technologies, Inc. *	12,679	43,235
AVX Corp. (a)	7,650	116,280
Badger Meter, Inc. (a)	4,630	248,631
Bel Fuse, Inc., Class B	1,401	21,057
Belden, Inc.	6,281	335,029
Benchmark Electronics, Inc.	6,179	179,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coda Octopus Group, Inc. *(a)	741	$6,084
CTS Corp.	5,277	170,764
Daktronics, Inc.	5,588	41,267
ePlus, Inc. *	2,177	165,648
Fabrinet *	5,895	308,308
FARO Technologies, Inc. *	2,798	135,283
Fitbit, Inc., Class A *(a)	35,906	136,802
II-VI, Inc. *(a)	14,336	504,771
Insight Enterprises, Inc. *	5,733	319,271
Iteris, Inc. *	6,815	39,152
Itron, Inc. *	5,544	410,034
KEMET Corp.	9,229	167,783
Kimball Electronics, Inc. *	4,025	58,403
Knowles Corp. *(a)	13,209	268,671
Methode Electronics, Inc.	5,988	201,436
MTS Systems Corp.	2,911	160,833
Napco Security Technologies, Inc. *(a)	1,749	44,634
nLight, Inc. *	5,268	82,497
Novanta, Inc. *	5,439	444,475
OSI Systems, Inc. *	2,690	273,196
PAR Technology Corp. *(a)	1,769	42,049
PC Connection, Inc.	1,793	69,748
Plexus Corp. *(a)	4,667	291,734
Rogers Corp. *	2,989	408,626
Sanmina Corp. *	10,952	351,669
ScanSource, Inc. *	4,171	127,424
Tech Data Corp. *	5,884	613,348
TTM Technologies, Inc. *(a)	16,081	196,108
Vishay Intertechnology, Inc.	21,504	364,063
Vishay Precision Group, Inc. *	1,607	52,613
Wrap Technologies, Inc. *(a)	1,232	5,027

		7,794,546

Energy Equipment & Services 1.0%
Archrock, Inc.	21,030	209,669
C&J Energy Services, Inc. *	10,696	114,768
Cactus, Inc., Class A *	7,592	219,713
Covia Holdings Corp. *(a)	7,625	15,403
Diamond Offshore Drilling, Inc. *(a)	10,829	60,209
DMC Global, Inc. (a)	2,333	102,605
Dril-Quip, Inc. *(a)	5,862	294,155
Era Group, Inc. *	3,632	38,354
Exterran Corp. *	4,892	63,890
Forum Energy Technologies, Inc. *	14,108	21,867
Frank’s International NV *	17,224	81,814
FTS International, Inc. *(a)	5,014	11,231
Geospace Technologies Corp. *	2,100	32,277
Helix Energy Solutions Group, Inc. *	22,989	185,291
Independence Contract Drilling, Inc. *	6,310	7,572
Keane Group, Inc. *	8,188	49,619
KLX Energy Services Holdings, Inc. *(a)	3,383	29,246
Liberty Oilfield Services, Inc., Class A (a)	8,663	93,820
Mammoth Energy Services, Inc.	1,890	4,687
Matrix Service Co. *	4,289	73,513
McDermott International, Inc. *	29,317	59,220
Nabors Industries Ltd. (a)	57,130	106,833

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
National Energy Services Reunited Corp. *	3,788	$25,304
Natural Gas Services Group, Inc. *	2,199	28,169
NCS Multistage Holdings, Inc. *	1,536	3,072
Newpark Resources, Inc. *(a)	14,431	109,964
Nine Energy Service, Inc. *	2,650	16,351
Noble Corp. plc *(a)	38,339	48,691
Oceaneering International, Inc. *	16,016	217,017
Oil States International, Inc. *	9,735	129,476
Pacific Drilling SA *	4,793	18,741
Parker Drilling Co. *	1,500	28,380
ProPetro Holding Corp. *	12,912	117,370
RigNet, Inc. *	2,183	16,918
RPC, Inc. (a)	9,459	53,065
SEACOR Holdings, Inc. *	2,811	132,314
SEACOR Marine Holdings, Inc. *	3,106	39,042
Seadrill Ltd. *(a)	9,486	19,921
Select Energy Services, Inc., Class A *	9,583	82,989
Smart Sand, Inc. *(a)	3,181	9,002
Solaris Oilfield Infrastructure, Inc., Class A (a)	4,960	66,563
TETRA Technologies, Inc. *	18,055	36,291
Tidewater, Inc. *	6,109	92,307
US Silica Holdings, Inc. (a)	11,651	111,384
US Well Services, Inc. *(a)	2,969	6,502

		3,284,589

Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A (a)	8,076	86,413
Eros International plc *	11,402	21,778
Gaia, Inc. *(a)	1,635	10,685
Glu Mobile, Inc. *	18,752	93,573
IMAX Corp. *	8,335	182,953
Liberty Media Corp.-Liberty Braves, Class C *	5,852	162,393
Liberty Media Corp-Liberty Braves, Class A *	1,545	42,997
LiveXLive Media, Inc. *	4,730	9,484
Marcus Corp. (The)	3,605	133,421
Reading International, Inc., Class A *	2,919	34,911
Rosetta Stone, Inc. *	3,223	56,080

		834,688

Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	13,526	386,573
Agree Realty Corp.	6,611	483,595
Alexander & Baldwin, Inc.	11,115	272,429
Alexander’s, Inc.	348	121,247
American Assets Trust, Inc.	7,819	365,460
American Finance Trust, Inc.	17,257	240,908
Armada Hoffler Properties, Inc.	8,414	152,209
Ashford Hospitality Trust, Inc.	15,705	51,984
Bluerock Residential Growth REIT, Inc.	3,714	43,714
Braemar Hotels & Resorts, Inc.	4,559	42,809
BRT Apartments Corp.	1,701	24,801
CareTrust REIT, Inc.	15,424	362,541
CatchMark Timber Trust, Inc., Class A	7,633	81,444
CBL & Associates Properties, Inc.	25,168	32,467
Cedar Realty Trust, Inc.	13,747	41,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	7,555	$137,123
CIM Commercial Trust Corp.	205	3,177
City Office REIT, Inc.	6,372	91,693
Clipper Realty, Inc.	2,339	23,834
Community Healthcare Trust, Inc.	2,922	130,175
CoreCivic, Inc.	19,300	333,504
CorEnergy Infrastructure Trust, Inc.	2,126	100,390
CorePoint Lodging, Inc.	6,927	70,032
DiamondRock Hospitality Co.	32,913	337,358
Easterly Government Properties, Inc.	12,906	274,898
EastGroup Properties, Inc.	5,963	745,494
Essential Properties Realty Trust, Inc.	12,277	281,266
Farmland Partners, Inc.	4,621	30,868
First Industrial Realty Trust, Inc.	20,332	804,334
Four Corners Property Trust, Inc.	11,065	312,918
Franklin Street Properties Corp.	16,580	140,267
Front Yard Residential Corp.	8,203	94,827
GEO Group, Inc. (The)	19,269	334,124
Getty Realty Corp.	5,488	175,945
Gladstone Commercial Corp.	4,963	116,630
Gladstone Land Corp.	2,638	31,379
Global Medical REIT, Inc.	5,050	57,570
Global Net Lease, Inc.	13,755	268,222
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,260	299,079
Healthcare Realty Trust, Inc.	20,696	693,316
Hersha Hospitality Trust	5,534	82,346
Independence Realty Trust, Inc.	14,661	209,799
Industrial Logistics Properties Trust	10,587	224,974
Innovative Industrial Properties, Inc.	1,744	161,093
Investors Real Estate Trust	1,972	147,249
iStar, Inc.	9,727	126,937
Jernigan Capital, Inc.	3,446	66,335
Kite Realty Group Trust	13,597	219,592
Lexington Realty Trust	37,138	380,665
LTC Properties, Inc.	6,434	329,549
Mack-Cali Realty Corp.	14,015	303,565
Monmouth Real Estate Investment Corp.	14,826	213,643
National Health Investors, Inc.	6,802	560,417
National Storage Affiliates Trust	9,530	318,016
New Senior Investment Group, Inc.	13,448	89,833
NexPoint Residential Trust, Inc.	3,027	141,543
Office Properties Income Trust	7,752	237,521
One Liberty Properties, Inc.	2,540	69,926
Pebblebrook Hotel Trust	21,066	586,056
Pennsylvania REIT	11,236	64,270
Physicians Realty Trust	30,088	534,062
Piedmont Office Realty Trust, Inc., Class A	20,391	425,764
PotlatchDeltic Corp.	10,710	440,020
Preferred Apartment Communities, Inc., Class A	7,063	102,060
PS Business Parks, Inc.	3,224	586,607
QTS Realty Trust, Inc., Class A	8,853	455,133
Retail Opportunity Investments Corp.	18,374	334,958
Retail Value, Inc.	2,402	88,970
Rexford Industrial Realty, Inc.	17,680	778,274
RLJ Lodging Trust	28,024	476,128

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty	12,840	$173,982
Ryman Hospitality Properties, Inc.	7,418	606,867
Sabra Health Care REIT, Inc.	30,635	703,380
Safehold, Inc.	1,665	50,783
Saul Centers, Inc.	1,940	105,749
Senior Housing Properties Trust	38,254	354,041
Seritage Growth Properties, Class A	5,468	232,335
STAG Industrial, Inc.	20,676	609,528
Summit Hotel Properties, Inc.	16,967	196,817
Sunstone Hotel Investors, Inc.	36,528	501,895
Tanger Factory Outlet Centers, Inc.	14,761	228,500
Terreno Realty Corp.	10,386	530,621
UMH Properties, Inc.	5,745	80,890
Uniti Group, Inc.	29,904	232,205
Universal Health Realty Income Trust	2,080	213,824
Urban Edge Properties	18,708	370,231
Urstadt Biddle Properties, Inc., Class A	4,743	112,409
Washington Prime Group, Inc.	30,839	127,673
Washington REIT	13,032	356,556
Whitestone REIT	6,013	82,739
Xenia Hotels & Resorts, Inc.	18,394	388,481

		23,606,656

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	5,119	114,819
BJ’s Wholesale Club Holdings, Inc. *	18,081	467,755
Chefs’ Warehouse, Inc. (The) *(a)	3,919	158,014
HF Foods Group, Inc. *(a)	1,197	20,409
Ingles Markets, Inc., Class A (a)	2,192	85,181
Natural Grocers by Vitamin Cottage, Inc. *	1,316	13,147
Performance Food Group Co. *	16,652	766,159
PriceSmart, Inc. (a)	3,658	260,084
Rite Aid Corp. *(a)	9,094	63,203
SpartanNash Co.	6,081	71,938
United Natural Foods, Inc. *	7,975	91,872
Village Super Market, Inc., Class A (a)	1,277	33,777
Weis Markets, Inc. (a)	1,484	56,600

		2,202,958

Food Products 1.2%
Alico, Inc.	653	22,215
B&G Foods, Inc. (a)	10,504	198,631
Bridgford Foods Corp. *	271	8,176
Calavo Growers, Inc. (a)	2,620	249,372
Cal-Maine Foods, Inc. (a)	5,096	203,611
Darling Ingredients, Inc. *	26,531	507,538
Dean Foods Co. (a)	14,177	16,445
Farmer Brothers Co. *	1,871	24,229
Fresh Del Monte Produce, Inc.	5,043	172,017
Freshpet, Inc. *	5,560	276,721
Hostess Brands, Inc. *(a)	19,291	269,785
J&J Snack Foods Corp. (a)	2,435	467,520
John B Sanfilippo & Son, Inc.	1,417	136,882
Lancaster Colony Corp.	3,050	422,882
Landec Corp. *	4,083	44,382
Limoneira Co. (a)	2,345	43,054
Sanderson Farms, Inc.	3,218	486,980
Seneca Foods Corp., Class A *	1,127	35,140
Simply Good Foods Co. (The) *	11,428	331,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food Products (continued)
Tootsie Roll Industries, Inc. (a)	2,716	$100,872

		4,017,750

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,591	246,974
New Jersey Resources Corp. (a)	14,350	648,907
Northwest Natural Holding Co.	4,899	349,495
ONE Gas, Inc.	8,435	810,688
RGC Resources, Inc.	1,192	34,854
South Jersey Industries, Inc.	14,974	492,794
Southwest Gas Holdings, Inc.	8,767	798,148
Spire, Inc.	8,037	701,148

		4,083,008

Health Care Equipment & Supplies 3.7%
Accuray, Inc. *	14,650	40,580
Alphatec Holdings, Inc. *	6,086	30,552
AngioDynamics, Inc. *	5,957	109,728
Antares Pharma, Inc. *	26,121	87,375
Apyx Medical Corp. *	5,306	35,922
AtriCure, Inc. *	6,010	149,889
Atrion Corp. (a)	231	179,988
Avanos Medical, Inc. *(a)	7,656	286,794
Avedro, Inc. *	1,242	28,193
Axogen, Inc. *(a)	5,486	68,465
Axonics Modulation Technologies, Inc. *(a)	2,491	67,058
BioLife Solutions, Inc. *	1,075	17,872
BioSig Technologies, Inc. *(a)	2,489	20,534
Cardiovascular Systems, Inc. *	5,519	262,263
Cerus Corp. *	22,076	113,802
Conformis, Inc. *	10,282	19,124
CONMED Corp. (a)	4,384	421,522
Corindus Vascular Robotics, Inc. *	14,797	63,331
CryoLife, Inc. *	5,902	160,239
CryoPort, Inc. *(a)	5,095	83,329
Cutera, Inc. *	2,241	65,504
CytoSorbents Corp. *(a)	4,784	24,064
ElectroCore, Inc. *(a)	2,038	4,463
GenMark Diagnostics, Inc. *(a)	9,056	54,879
Glaukos Corp. *	5,759	359,995
Globus Medical, Inc., Class A *	12,281	627,805
Haemonetics Corp. *	8,269	1,043,052
Heska Corp. *(a)	1,125	79,729
Inogen, Inc. *(a)	2,956	141,622
Integer Holdings Corp. *	5,248	396,539
IntriCon Corp. *	1,365	26,536
Invacare Corp. (a)	5,120	38,400
iRadimed Corp. *(a)	833	17,510
iRhythm Technologies, Inc. *(a)	3,998	296,292
Lantheus Holdings, Inc. *	6,160	154,400
LeMaitre Vascular, Inc. (a)	2,633	89,996
LivaNova plc *	7,846	578,956
Meridian Bioscience, Inc.	6,901	65,490
Merit Medical Systems, Inc. *	8,646	263,357
Mesa Laboratories, Inc.	621	147,655
Misonix, Inc. *	1,168	23,477
Natus Medical, Inc. *	5,464	173,974
Neogen Corp. *(a)	8,284	564,223
Neuronetics, Inc. *	1,887	15,681
Nevro Corp. *(a)	4,777	410,679
Novocure Ltd. *	14,028	1,049,014
NuVasive, Inc. *	8,390	531,758

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. *	10,067	$75,200
Orthofix Medical, Inc. *	2,921	154,871
OrthoPediatrics Corp. *	1,416	49,928
Pulse Biosciences, Inc. *(a)	1,727	26,665
Quidel Corp. *	5,722	351,045
Rockwell Medical, Inc. *(a)	9,080	25,061
RTI Surgical Holdings, Inc. *	8,836	25,183
SeaSpine Holdings Corp. *	2,335	28,510
Senseonics Holdings, Inc. *(a)	17,303	17,104
Shockwave Medical, Inc. *(a)	1,070	32,025
SI-BONE, Inc. *	2,588	45,730
Sientra, Inc. *(a)	5,934	38,452
Silk Road Medical, Inc. *	1,882	61,221
Soliton, Inc. *(a)	923	9,867
STAAR Surgical Co. *(a)	7,184	185,204
Surmodics, Inc. *	2,174	99,439
Tactile Systems Technology, Inc. *	2,934	124,167
Tandem Diabetes Care, Inc. *	8,965	528,756
TransEnterix, Inc. *(a)	30,013	18,602
TransMedics Group, Inc. *(a)	1,067	25,341
Utah Medical Products, Inc.	534	51,179
Vapotherm, Inc. *	2,379	22,529
Varex Imaging Corp. *	6,144	175,350
ViewRay, Inc. *(a)	11,209	32,506
Wright Medical Group NV *	20,364	420,109
Zynex, Inc. (a)	2,486	23,642

		12,139,296

Health Care Providers & Services 1.9%
Addus HomeCare Corp. *	1,700	134,776
Amedisys, Inc. *	5,062	663,173
American Renal Associates Holdings, Inc. *	2,984	18,859
AMN Healthcare Services, Inc. *	7,440	428,246
Apollo Medical Holdings, Inc. *(a)	4,397	77,475
Avalon GloboCare Corp. *	3,326	6,220
BioTelemetry, Inc. *(a)	5,367	218,598
Brookdale Senior Living, Inc. *	29,964	227,127
Catasys, Inc. *(a)	1,136	17,903
Community Health Systems, Inc. *(a)	13,313	47,927
CorVel Corp. *	1,486	112,490
Cross Country Healthcare, Inc. *	5,514	56,794
Diplomat Pharmacy, Inc. *(a)	8,821	43,223
Ensign Group, Inc. (The)	8,170	387,503
Enzo Biochem, Inc. *	6,392	23,011
Genesis Healthcare, Inc. *	13,528	15,016
Hanger, Inc. *	5,811	118,428
HealthEquity, Inc. *	11,186	639,224
Joint Corp. (The) *(a)	2,099	39,062
LHC Group, Inc. *(a)	4,856	551,447
Magellan Health, Inc. *	3,415	212,072
National HealthCare Corp.	1,992	163,045
National Research Corp.	1,940	112,035
Option Care Health, Inc. *(a)	19,224	61,517
Owens & Minor, Inc. (a)	9,188	53,382
Patterson Cos., Inc.	13,533	241,158
PetIQ, Inc. *(a)	3,050	83,143
Providence Service Corp. (The) *	1,889	112,320
R1 RCM, Inc. *	16,535	147,658
RadNet, Inc. *	6,779	97,347
Select Medical Holdings Corp. *	17,794	294,847

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Surgery Partners, Inc. *(a)	3,940	$29,097
Tenet Healthcare Corp. *	16,624	367,723
Tivity Health, Inc. *(a)	7,683	127,768
Triple-S Management Corp., Class B *	3,757	50,344
US Physical Therapy, Inc.	2,033	265,408

		6,245,366

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. *(a)	27,083	297,371
Castlight Health, Inc., Class B *	16,306	22,991
Computer Programs & Systems, Inc.	2,071	46,825
Evolent Health, Inc., Class A *	11,737	84,389
Health Catalyst, Inc. *	1,303	41,227
HealthStream, Inc. *	4,290	111,068
HMS Holdings Corp. *	14,027	483,441
Inovalon Holdings, Inc., Class A *(a)	11,357	186,141
Inspire Medical Systems, Inc. *	2,150	131,193
Livongo Health, Inc. *(a)	2,326	40,565
NextGen Healthcare, Inc. *	8,761	137,285
Omnicell, Inc. *(a)	6,621	478,500
OptimizeRx Corp. *	1,922	27,831
Phreesia, Inc. *	1,642	39,802
Simulations Plus, Inc.	2,011	69,782
Tabula Rasa HealthCare, Inc. *(a)	3,154	173,281
Teladoc Health, Inc. *(a)	11,548	782,031
Vocera Communications, Inc. *(a)	4,973	122,584

		3,276,307

Hotels, Restaurants & Leisure 2.6%
BBX Capital Corp.	9,629	44,967
Biglari Holdings, Inc., Class B *	149	16,241
BJ’s Restaurants, Inc. (a)	3,369	130,852
Bloomin’ Brands, Inc.	14,101	266,932
Bluegreen Vacations Corp. (a)	1,093	10,187
Boyd Gaming Corp.	13,049	312,523
Brinker International, Inc.	6,068	258,921
Carrols Restaurant Group, Inc. *(a)	5,398	44,749
Century Casinos, Inc. *	4,199	32,458
Cheesecake Factory, Inc. (The) (a)	6,866	286,175
Churchill Downs, Inc. (a)	5,666	699,496
Chuy’s Holdings, Inc. *	2,601	64,401
Cracker Barrel Old Country Store, Inc. (a)	3,121	507,631
Dave & Buster’s Entertainment, Inc. (a)	5,884	229,182
Del Taco Restaurants, Inc. *(a)	4,778	48,855
Denny’s Corp. *	9,486	215,949
Dine Brands Global, Inc.	2,696	204,519
Drive Shack, Inc. *(a)	10,395	44,802
El Pollo Loco Holdings, Inc. *	3,390	37,154
Eldorado Resorts, Inc. *(a)	10,629	423,778
Empire Resorts, Inc. *(a)	444	4,276
Everi Holdings, Inc. *	10,926	92,434
Fiesta Restaurant Group, Inc. *	3,691	38,460
Golden Entertainment, Inc. *(a)	2,792	37,106
Habit Restaurants, Inc. (The), Class A *	3,559	31,106
Inspired Entertainment, Inc. *	1,372	9,865
International Speedway Corp., Class A	3,811	171,533

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings, Inc. *	1,877	$21,998
Jack in the Box, Inc. (a)	4,170	379,970
Kura Sushi USA, Inc., Class A *	540	10,595
Lindblad Expeditions Holdings, Inc. *	3,695	61,928
Marriott Vacations Worldwide Corp.	6,931	718,121
Monarch Casino & Resort, Inc. *	1,891	78,836
Nathan’s Famous, Inc.	498	35,781
Noodles & Co. *	4,656	26,353
Papa John’s International, Inc. (a)	3,598	188,355
Penn National Gaming, Inc. *	17,963	334,561
PlayAGS, Inc. *	4,299	44,194
Potbelly Corp. *	3,312	14,440
RCI Hospitality Holdings, Inc.	1,313	27,153
Red Lion Hotels Corp. *	3,845	24,916
Red Robin Gourmet Burgers, Inc. *(a)	2,037	67,751
Red Rock Resorts, Inc., Class A (a)	11,320	229,853
Ruth’s Hospitality Group, Inc.	4,469	91,235
Scientific Games Corp. *	9,030	183,760
SeaWorld Entertainment, Inc. *	7,628	200,769
Shake Shack, Inc., Class A *	4,693	460,102
Target Hospitality Corp. *(a)	5,268	35,875
Texas Roadhouse, Inc. (a)	10,690	561,439
Twin River Worldwide Holdings, Inc.	3,184	72,691
Wingstop, Inc.	4,737	413,445

		8,548,673

Household Durables 1.8%
Bassett Furniture Industries, Inc.	1,476	22,583
Beazer Homes USA, Inc. *(a)	4,885	72,787
Cavco Industries, Inc. *	1,393	267,581
Century Communities, Inc. *(a)	4,335	132,781
Ethan Allen Interiors, Inc.	3,942	75,292
Flexsteel Industries, Inc.	1,117	16,554
GoPro, Inc., Class A *(a)	19,828	102,808
Green Brick Partners, Inc. *	3,532	37,792
Hamilton Beach Brands Holding Co., Class A	961	15,539
Helen of Troy Ltd. *	4,057	639,627
Hooker Furniture Corp. (a)	1,798	38,549
Installed Building Products, Inc. *	3,660	209,864
iRobot Corp. *(a)	4,436	273,568
KB Home	13,773	468,282
La-Z-Boy, Inc.	7,256	243,729
Legacy Housing Corp. *	563	9,121
LGI Homes, Inc. *(a)	3,239	269,873
Lifetime Brands, Inc.	1,965	17,390
Lovesac Co. (The) *	1,379	25,746
M/I Homes, Inc. *(a)	4,207	158,394
MDC Holdings, Inc. (a)	8,076	348,076
Meritage Homes Corp. *	5,859	412,181
Purple Innovation, Inc. *(a)	809	6,092
Skyline Champion Corp. *	8,134	244,752
Sonos, Inc. *	11,270	151,131
Taylor Morrison Home Corp. *	17,030	441,758
TopBuild Corp. *(a)	5,512	531,522
TRI Pointe Group, Inc. *	22,984	345,679
Tupperware Brands Corp.	7,920	125,690
Universal Electronics, Inc. *	2,205	112,235
William Lyon Homes, Class A *	4,964	101,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
ZAGG, Inc. *(a)	4,247	$26,629

		5,944,672

Household Products 0.2%
Central Garden & Pet Co. *	1,847	53,988
Central Garden & Pet Co., Class A *	6,704	185,868
Oil-Dri Corp. of America	733	24,966
WD-40 Co. (a)	2,217	406,908

		671,730

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. *	16,718	39,120
Clearway Energy, Inc., Class A	5,446	94,433
Clearway Energy, Inc., Class C (a)	12,139	221,537
Ormat Technologies, Inc. (a)	6,412	476,348
Pattern Energy Group, Inc., Class A	14,353	386,526
Sunnova Energy International, Inc. *	2,152	23,134
TerraForm Power, Inc., Class A	11,955	217,880

		1,458,978

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,823	194,838

Insurance 2.3%
Ambac Financial Group, Inc. *	7,519	146,996
American Equity Investment Life Holding Co.	13,624	329,701
AMERISAFE, Inc.	2,763	182,662
Argo Group International Holdings Ltd.	5,334	374,660
Citizens, Inc. *(a)	8,507	58,443
CNO Financial Group, Inc.	25,619	405,549
Crawford & Co., Class A	2,590	28,179
Donegal Group, Inc., Class A	1,894	27,766
eHealth, Inc. *	3,617	241,579
Employers Holdings, Inc.	4,749	206,961
Enstar Group Ltd. *	1,909	362,557
FBL Financial Group, Inc., Class A	1,628	96,882
FedNat Holding Co.	2,158	30,190
Genworth Financial, Inc., Class A *	82,017	360,875
Global Indemnity Ltd.	1,306	32,611
Goosehead Insurance, Inc., Class A	1,813	89,472
Greenlight Capital Re Ltd., Class A *(a)	5,065	53,183
Hallmark Financial Services, Inc. *	2,386	45,644
HCI Group, Inc.	1,136	47,757
Health Insurance Innovations, Inc., Class A *(a)	1,601	39,913
Heritage Insurance Holdings, Inc.	4,415	66,004
Horace Mann Educators Corp.	6,062	280,852
Independence Holding Co.	852	32,879
Investors Title Co.	252	40,345
James River Group Holdings Ltd.	4,783	245,081
Kinsale Capital Group, Inc.	3,335	344,539
MBIA, Inc. *(a)	12,936	119,399
National General Holdings Corp.	11,018	253,634
National Western Life Group, Inc., Class A	378	101,444
NI Holdings, Inc. *	1,490	25,539
Palomar Holdings, Inc. *	1,006	39,657
ProAssurance Corp. (a)	7,822	314,992
ProSight Global, Inc. *	1,462	28,304
Protective Insurance Corp., Class B	1,489	25,983

Common Stocks (continued)
	Shares	Value

Insurance (continued)
RLI Corp. (a)	6,513	$605,123
Safety Insurance Group, Inc.	2,385	241,672
Selective Insurance Group, Inc.	9,264	696,560
State Auto Financial Corp.	2,904	94,061
Stewart Information Services Corp.	3,587	139,140
Third Point Reinsurance Ltd. *	12,319	123,067
Tiptree, Inc.	3,691	26,870
Trupanion, Inc. *(a)	4,605	117,059
United Fire Group, Inc.	3,472	163,115
United Insurance Holdings Corp.	3,629	50,770
Universal Insurance Holdings, Inc. (a)	5,141	154,179
Watford Holdings Ltd. *(a)	3,323	89,555

		7,581,403

Interactive Media & Services 0.4%
Care.com, Inc. *	3,504	36,617
Cargurus, Inc. *	11,991	371,121
Cars.com, Inc. *(a)	10,749	96,526
DHI Group, Inc. *(a)	8,227	31,674
Eventbrite, Inc., Class A *(a)	5,912	104,702
EverQuote, Inc., Class A *(a)	1,373	29,300
Liberty TripAdvisor Holdings, Inc., Class A *	11,823	111,254
Meet Group, Inc. (The) *(a)	11,088	36,313
QuinStreet, Inc. *(a)	7,322	92,184
Travelzoo *	719	7,686
TrueCar, Inc. *	16,865	57,341
Yelp, Inc. *(a)	11,207	389,443

		1,364,161

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A *	4,170	61,695
Duluth Holdings, Inc., Class B *(a)	1,769	15,001
Groupon, Inc. *(a)	73,226	194,781
Lands’ End, Inc. *(a)	1,555	17,642
Leaf Group Ltd. *	2,839	11,924
Liquidity Services, Inc. *	4,815	35,631
Overstock.com, Inc. *(a)	4,371	46,289
PetMed Express, Inc. (a)	3,414	61,520
Quotient Technology, Inc. *(a)	12,339	96,491
RealReal, Inc. (The) *(a)	2,803	62,675
Rubicon Project, Inc. (The) *(a)	7,735	67,372
Shutterstock, Inc. *(a)	3,099	111,936
Stamps.com, Inc. *	2,733	203,472
Stitch Fix, Inc., Class A *(a)	6,773	130,380
Waitr Holdings, Inc. *(a)	8,485	10,903

		1,127,712

IT Services 2.2%
Brightcove, Inc. *	6,370	66,758
Carbonite, Inc. *(a)	5,363	83,073
Cardtronics plc, Class A *(a)	6,070	183,557
Cass Information Systems, Inc.	2,212	119,426
Conduent, Inc. *	27,962	173,924
CSG Systems International, Inc.	5,314	274,628
Endurance International Group Holdings, Inc. *(a)	10,908	40,905
EVERTEC, Inc.	9,788	305,581
Evo Payments, Inc., Class A *(a)	5,697	160,200
Exela Technologies, Inc. *	6,956	8,208
ExlService Holdings, Inc. *	5,411	362,321
GTT Communications, Inc. *(a)	5,408	50,943
Hackett Group, Inc. (The)	3,780	62,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
I3 Verticals, Inc., Class A *	2,333	$46,940
Information Services Group, Inc. *	4,839	12,025
International Money Express, Inc. *(a)	2,013	27,659
KBR, Inc.	22,899	561,941
Limelight Networks, Inc. *	16,980	51,449
LiveRamp Holdings, Inc. *	10,831	465,300
ManTech International Corp., Class A	4,330	309,205
MAXIMUS, Inc.	10,260	792,688
NIC, Inc. (a)	10,673	220,397
Paysign, Inc. *(a)	4,789	48,369
Perficient, Inc. *(a)	5,210	201,002
Perspecta, Inc.	22,860	597,103
Presidio, Inc.	7,476	126,344
PRGX Global, Inc. *	3,011	15,507
Priority Technology Holdings, Inc. *	949	4,574
Science Applications International Corp.	9,586	837,337
StarTek, Inc. *	2,593	16,777
Sykes Enterprises, Inc. *	6,239	191,163
TTEC Holdings, Inc.	2,324	111,273
Tucows, Inc., Class A *	1,478	80,048
Unisys Corp. *	8,472	62,947
Verra Mobility Corp. *	18,667	267,871
Virtusa Corp. *	4,661	167,889

		7,107,551

Leisure Products 0.3%
Acushnet Holdings Corp.	5,762	152,117
American Outdoor Brands Corp. *	8,974	52,498
Callaway Golf Co.	15,122	293,518
Clarus Corp.	3,397	39,830
Escalade, Inc.	1,601	17,435
Johnson Outdoors, Inc., Class A	758	44,389
Malibu Boats, Inc., Class A *	3,362	103,146
Marine Products Corp.	1,164	16,482
MasterCraft Boat Holdings, Inc. *	2,865	42,760
Sturm Ruger & Co., Inc.	2,719	113,545
Vista Outdoor, Inc. *(a)	9,634	59,634
YETI Holdings, Inc. *(a)	4,989	139,692

		1,075,046

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc. *(a)	4,425	82,172
Cambrex Corp. *	5,454	324,513
ChromaDex Corp. *(a)	5,713	22,481
Codexis, Inc. *(a)	8,555	117,332
Fluidigm Corp. *	11,153	51,638
Luminex Corp.	6,809	140,606
Medpace Holdings, Inc. *	4,459	374,734
NanoString Technologies, Inc. *	5,336	115,204
NeoGenomics, Inc. *(a)	15,392	294,295
Pacific Biosciences of California, Inc. *	23,018	118,773
Personalis, Inc. *	1,429	20,971
Quanterix Corp. *	2,098	46,072
Syneos Health, Inc. *	10,060	535,293

		2,244,084

Machinery 3.7%
Actuant Corp., Class A	9,150	200,751
Alamo Group, Inc.	1,574	185,291
Albany International Corp., Class A	4,941	445,481

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	10,408	$288,250
Astec Industries, Inc.	3,516	109,348
Barnes Group, Inc.	7,612	392,323
Blue Bird Corp. *	2,490	47,397
Briggs & Stratton Corp.	6,470	39,208
Chart Industries, Inc. *	5,734	357,572
CIRCOR International, Inc. *(a)	3,153	118,395
Columbus McKinnon Corp.	3,681	134,099
Commercial Vehicle Group, Inc. *	4,548	32,791
Douglas Dynamics, Inc.	3,625	161,566
Eastern Co. (The)	820	20,352
Energy Recovery, Inc. *(a)	6,007	55,655
EnPro Industries, Inc.	3,339	229,222
ESCO Technologies, Inc.	4,136	329,060
Evoqua Water Technologies Corp. *(a)	12,251	208,512
Federal Signal Corp.	9,651	315,974
Franklin Electric Co., Inc.	7,483	357,762
Gencor Industries, Inc. *	1,310	15,209
Gorman-Rupp Co. (The)	2,739	95,290
Graham Corp.	1,391	27,625
Greenbrier Cos., Inc. (The)	5,234	157,648
Harsco Corp. *	12,851	243,655
Helios Technologies, Inc. (a)	4,731	191,937
Hillenbrand, Inc.	10,048	310,282
Hurco Cos., Inc.	1,080	34,744
Hyster-Yale Materials Handling, Inc.	1,618	88,553
John Bean Technologies Corp.	5,037	500,829
Kadant, Inc.	1,770	155,388
Kennametal, Inc.	13,299	408,811
LB Foster Co., Class A *	1,729	37,467
Lindsay Corp.	1,744	161,930
Luxfer Holdings plc	4,379	68,225
Lydall, Inc. *	2,906	72,388
Manitowoc Co., Inc. (The) *	5,855	73,188
Meritor, Inc. *(a)	12,991	240,334
Milacron Holdings Corp. *	11,259	187,688
Miller Industries, Inc.	1,715	57,110
Mueller Industries, Inc.	9,033	259,066
Mueller Water Products, Inc., Class A	25,366	285,114
Navistar International Corp. *	8,019	225,414
NN, Inc. (a)	6,593	47,008
Omega Flex, Inc. (a)	425	43,456
Park-Ohio Holdings Corp.	1,390	41,505
Proto Labs, Inc. *(a)	4,363	445,462
RBC Bearings, Inc. *(a)	3,910	648,708
REV Group, Inc.	4,408	50,383
Rexnord Corp. *	16,997	459,769
Spartan Motors, Inc.	5,302	72,743
SPX Corp. *	7,074	283,031
SPX FLOW, Inc. *	6,784	267,697
Standex International Corp.	2,068	150,840
Tennant Co. (a)	2,910	205,737
Terex Corp.	10,243	266,011
Titan International, Inc.	7,807	21,079
TriMas Corp. *	7,366	225,768
Twin Disc, Inc. *	1,465	15,514
Wabash National Corp.	8,870	128,704
Watts Water Technologies, Inc., Class A	4,444	416,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Welbilt, Inc. *(a)	20,932	$352,914

		12,069,769

Marine 0.1%
Costamare, Inc.	7,377	44,778
Eagle Bulk Shipping, Inc. *	7,115	31,128
Genco Shipping & Trading Ltd. *	2,472	22,743
Matson, Inc.	6,880	258,069
Safe Bulkers, Inc. *	7,148	12,509
Scorpio Bulkers, Inc.	8,714	52,981

		422,208

Media 0.9%
Boston Omaha Corp., Class A *(a)	1,631	32,343
Cardlytics, Inc. *	2,200	73,744
cbdMD, Inc. *(a)	1,515	5,999
Central European Media Enterprises Ltd., Class A *	14,330	64,413
Clear Channel Outdoor Holdings, Inc. *	6,689	16,856
comScore, Inc. *	7,925	15,137
Cumulus Media, Inc., Class A *	2,281	33,166
Daily Journal Corp. *(a)	163	40,352
Emerald Expositions Events, Inc.	4,244	41,294
Entercom Communications Corp., Class A	19,897	66,456
Entravision Communications Corp., Class A (a)	9,619	30,588
EW Scripps Co. (The), Class A (a)	8,874	117,847
Fluent, Inc. *(a)	6,890	18,844
Gannett Co., Inc.	17,607	189,099
Gray Television, Inc. *(a)	14,738	240,524
Hemisphere Media Group, Inc. *	2,604	31,821
Lee Enterprises, Inc. *	8,608	17,560
Liberty Latin America Ltd., Class A *	7,213	123,126
Liberty Latin America Ltd., Class C *	18,675	319,249
Loral Space & Communications, Inc. *	2,002	82,883
Marchex, Inc., Class B *	5,574	17,502
MDC Partners, Inc., Class A *	8,253	23,274
Meredith Corp. (a)	6,477	237,447
MSG Networks, Inc., Class A *(a)	9,502	154,123
National CineMedia, Inc.	10,428	85,510
New Media Investment Group, Inc. (a)	9,981	87,933
Saga Communications, Inc., Class A	572	17,017
Scholastic Corp.	4,855	183,325
TechTarget, Inc. *	3,673	82,734
TEGNA, Inc.	35,180	546,345
Tribune Publishing Co.	2,532	21,725
WideOpenWest, Inc. *	3,744	23,063

		3,041,299

Metals & Mining 1.1%
AK Steel Holding Corp. *	51,850	117,699
Allegheny Technologies, Inc. *(a)	20,321	411,500
Carpenter Technology Corp.	7,626	393,959
Century Aluminum Co. *(a)	7,762	51,501
Cleveland-Cliffs, Inc. (a)	43,421	313,500
Coeur Mining, Inc. *	35,571	171,097
Commercial Metals Co. (a)	19,094	331,854

Common Stocks (continued)
	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	5,518	$311,712
Gold Resource Corp. (a)	9,485	28,929
Haynes International, Inc.	1,929	69,135
Hecla Mining Co. (a)	77,935	137,166
Kaiser Aluminum Corp.	2,586	255,936
Materion Corp.	3,278	201,138
Mayville Engineering Co., Inc. *	1,040	13,718
Novagold Resources, Inc. *	37,136	225,416
Olympic Steel, Inc.	1,332	19,181
Ramaco Resources, Inc. *	724	2,704
Ryerson Holding Corp. *	2,323	19,815
Schnitzer Steel Industries, Inc., Class A	4,045	83,570
SunCoke Energy, Inc. *	12,468	70,320
Synalloy Corp.	1,236	19,714
TimkenSteel Corp. *(a)	6,643	41,784
Warrior Met Coal, Inc.	8,343	162,855
Worthington Industries, Inc.	6,262	225,745

		3,679,948

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	5,367	81,310
Anworth Mortgage Asset Corp.	16,803	55,450
Apollo Commercial Real Estate Finance, Inc.	24,912	477,563
Ares Commercial Real Estate Corp.	4,164	63,418
Arlington Asset Investment Corp., Class A (a)	6,231	34,208
ARMOUR Residential REIT, Inc.	9,755	163,396
Blackstone Mortgage Trust, Inc., Class A	20,355	729,727
Capstead Mortgage Corp.	15,168	111,485
Cherry Hill Mortgage Investment Corp.	2,567	33,628
Colony Credit Real Estate, Inc.	13,052	188,732
Dynex Capital, Inc.	4,071	60,169
Ellington Financial, Inc.	4,965	89,718
Exantas Capital Corp.	4,917	55,906
Granite Point Mortgage Trust, Inc.	8,568	160,564
Great Ajax Corp.	2,292	35,526
Invesco Mortgage Capital, Inc.	23,210	355,345
KKR Real Estate Finance Trust, Inc.	4,147	80,991
Ladder Capital Corp.	16,644	287,442
New York Mortgage Trust, Inc.	37,696	229,569
Orchid Island Capital, Inc.	10,094	58,040
PennyMac Mortgage Investment Trust	13,925	309,553
Ready Capital Corp.	5,031	80,093
Redwood Trust, Inc.	15,404	252,780
TPG RE Finance Trust, Inc.	8,010	158,918
Western Asset Mortgage Capital Corp.	8,465	81,687

		4,235,218

Multiline Retail 0.1%
Big Lots, Inc.	6,468	158,466
Dillard’s, Inc., Class A (a)	1,738	114,899
JC Penney Co., Inc. *(a)	53,101	47,202

		320,567

Multi-Utilities 0.6%
Avista Corp.	10,601	513,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	9,844	$755,330
NorthWestern Corp.	8,192	614,810
Unitil Corp.	2,373	150,543

		2,034,195

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp. *	28,141	14,282
Altus Midstream Co. *(a)	8,100	22,923
Amplify Energy Corp. (a)	2,252	13,895
Arch Coal, Inc., Class A (a)	2,648	196,482
Ardmore Shipping Corp. *	5,585	37,364
Berry Petroleum Corp.	10,229	95,743
Bonanza Creek Energy, Inc. *	2,929	65,580
Brigham Minerals, Inc., Class A	2,601	51,760
California Resources Corp. *(a)	7,817	79,733
Callon Petroleum Co. *(a)	37,052	160,806
Carrizo Oil & Gas, Inc. *(a)	14,371	123,375
Chaparral Energy, Inc., Class A *(a)	4,992	6,689
Clean Energy Fuels Corp. *	21,321	44,028
CNX Resources Corp. *(a)	30,126	218,715
Comstock Resources, Inc. *(a)	2,430	18,930
CONSOL Energy, Inc. *(a)	4,452	69,585
Contura Energy, Inc. *(a)	3,058	85,502
CVR Energy, Inc.	4,768	209,935
Delek US Holdings, Inc. (a)	12,160	441,408
Denbury Resources, Inc. *(a)	76,896	91,506
DHT Holdings, Inc.	13,875	85,331
Diamond S Shipping, Inc. *	3,586	39,518
Dorian LPG Ltd. *	4,119	42,673
Earthstone Energy, Inc., Class A *	2,672	8,684
Energy Fuels, Inc. *(a)	14,091	27,196
Evolution Petroleum Corp.	4,547	26,554
Extraction Oil & Gas, Inc. *(a)	13,695	40,263
Falcon Minerals Corp. (a)	6,024	34,638
GasLog Ltd.	6,478	83,242
Golar LNG Ltd.	15,364	199,578
Goodrich Petroleum Corp. *	1,267	13,468
Green Plains, Inc. (a)	6,050	64,100
Gulfport Energy Corp. *(a)	25,806	69,934
Hallador Energy Co.	3,562	12,894
HighPoint Resources Corp. *(a)	19,423	30,883
International Seaways, Inc. *	4,081	78,600
Isramco, Inc. *	112	13,741
Jagged Peak Energy, Inc. *(a)	10,758	78,103
Laredo Petroleum, Inc. *	29,288	70,584
Magnolia Oil & Gas Corp., Class A *(a)	16,177	179,565
Matador Resources Co. *(a)	17,954	296,780
Montage Resources Corp. *(a)	3,467	13,105
NACCO Industries, Inc., Class A	590	37,707
NextDecade Corp. *(a)	2,175	12,528
Nordic American Tankers Ltd. (a)	21,798	47,084
Northern Oil and Gas, Inc. *(a)	45,065	88,327
Oasis Petroleum, Inc. *(a)	51,612	178,577
Overseas Shipholding Group, Inc., Class A *	12,144	21,252
Panhandle Oil and Gas, Inc., Class A	2,292	32,042
Par Pacific Holdings, Inc. *	5,538	126,599
PDC Energy, Inc. *(a)	10,158	281,884
Peabody Energy Corp.	11,119	163,672
Penn Virginia Corp. *	2,195	63,809

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PrimeEnergy Resources Corp. *(a)	81	$9,315
QEP Resources, Inc. (a)	38,650	143,005
Renewable Energy Group, Inc. *(a)	6,134	92,041
REX American Resources Corp. *	932	71,140
Ring Energy, Inc. *(a)	10,366	17,000
Roan Resources, Inc. *(a)	5,851	7,197
Rosehill Resources, Inc. *	1,996	3,892
SandRidge Energy, Inc. *	4,659	21,897
Scorpio Tankers, Inc.	7,127	212,099
SemGroup Corp., Class A	12,988	212,224
Ship Finance International Ltd.	13,429	188,543
SilverBow Resources, Inc. *	1,010	9,787
SM Energy Co. (a)	18,115	175,534
Southwestern Energy Co. *(a)	88,169	170,166
SRC Energy, Inc. *	39,215	182,742
Talos Energy, Inc. *(a)	3,285	66,784
Teekay Corp.	10,178	40,712
Teekay Tankers Ltd., Class A *	29,517	38,372
Tellurian, Inc. *(a)	15,257	126,862
Unit Corp. *	8,844	29,893
Uranium Energy Corp. *(a)	27,069	26,390
W&T Offshore, Inc. *(a)	15,841	69,225
Whiting Petroleum Corp. *(a)	14,740	118,362
World Fuel Services Corp.	10,407	415,656

		7,059,994

Paper & Forest Products 0.4%
Boise Cascade Co.	6,313	205,741
Clearwater Paper Corp. *(a)	2,511	53,032
Louisiana-Pacific Corp.	20,156	495,435
Neenah, Inc.	2,721	177,192
PH Glatfelter Co.	7,147	109,992
Schweitzer-Mauduit International, Inc.	5,007	187,462
Verso Corp., Class A *	5,664	70,120

		1,298,974

Personal Products 0.3%
Edgewell Personal Care Co. *(a)	8,771	284,970
elf Beauty, Inc. *	4,258	74,558
Inter Parfums, Inc.	2,848	199,274
Lifevantage Corp. *	2,228	30,524
Medifast, Inc. (a)	1,817	188,296
Nature’s Sunshine Products, Inc. *	1,586	13,148
Revlon, Inc., Class A *(a)	1,213	28,493
USANA Health Sciences, Inc. *(a)	2,087	142,730
Youngevity International, Inc. *(a)	1,318	5,891

		967,884

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc. *(a)	12,634	27,795
Acer Therapeutics, Inc. *(a)	1,523	4,858
Aclaris Therapeutics, Inc. *(a)	4,528	4,890
Aerie Pharmaceuticals, Inc. *(a)	6,839	131,446
Akorn, Inc. *(a)	14,510	55,138
Amneal Pharmaceuticals, Inc. *	15,149	43,932
Amphastar Pharmaceuticals, Inc. *	5,824	115,490
ANI Pharmaceuticals, Inc. *	1,482	108,008
Arvinas, Inc. *	2,842	61,245
Assertio Therapeutics, Inc. *	11,120	14,234
Axsome Therapeutics, Inc. *(a)	3,930	79,543
BioDelivery Sciences International, Inc. *(a)	13,103	55,164
Cara Therapeutics, Inc. *(a)	6,439	117,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Cerecor, Inc. *(a)	3,418	$11,245
Chiasma, Inc. *	5,497	27,210
Collegium Pharmaceutical, Inc. *	5,214	59,857
Corcept Therapeutics, Inc. *	15,785	223,121
CorMedix, Inc. *	3,785	24,148
Cymabay Therapeutics, Inc. *	11,147	57,073
Dermira, Inc. *	7,525	48,085
Dova Pharmaceuticals, Inc. *(a)	1,128	31,528
Eloxx Pharmaceuticals, Inc. *	3,485	15,752
Endo International plc *(a)	36,513	117,207
Evofem Biosciences, Inc. *(a)	2,229	11,234
Evolus, Inc. *(a)	2,467	38,534
EyePoint Pharmaceuticals, Inc. *(a)	9,862	17,850
Fulcrum Therapeutics, Inc. *	728	4,834
Innoviva, Inc. *	10,264	108,183
Intersect ENT, Inc. *	4,976	84,642
Intra-Cellular Therapies, Inc. *(a)	7,441	55,584
Kala Pharmaceuticals, Inc. *(a)	3,901	14,843
Kaleido Biosciences, Inc. *(a)	811	6,107
Lannett Co., Inc. *	4,623	51,778
Liquidia Technologies, Inc. *	2,154	7,668
Mallinckrodt plc *(a)	13,605	32,788
Marinus Pharmaceuticals, Inc. *(a)	7,492	11,538
Menlo Therapeutics, Inc. *	2,537	11,366
MyoKardia, Inc. *(a)	7,180	374,437
NGM Biopharmaceuticals, Inc. *	1,087	15,055
Ocular Therapeutix, Inc. *	6,488	19,723
Odonate Therapeutics, Inc. *	1,895	49,327
Omeros Corp. *(a)	7,525	122,883
Optinose, Inc. *(a)	4,041	28,287
Osmotica Pharmaceuticals plc *	1,598	6,136
Pacira BioSciences, Inc. *	6,555	249,549
Paratek Pharmaceuticals, Inc. *(a)	4,717	20,377
Phibro Animal Health Corp., Class A	3,338	71,200
Prestige Consumer Healthcare, Inc. *(a)	8,162	283,140
Reata Pharmaceuticals, Inc., Class A *(a)	3,248	260,782
resTORbio, Inc. *	2,412	21,322
Revance Therapeutics, Inc. *(a)	7,171	93,223
SIGA Technologies, Inc. *	8,870	45,414
Strongbridge Biopharma plc *(a)	5,778	13,809
Supernus Pharmaceuticals, Inc. *	7,985	219,428
TherapeuticsMD, Inc. *(a)	31,986	116,109
Theravance Biopharma, Inc. *(a)	7,166	139,594
Tricida, Inc. *(a)	3,526	108,848
Verrica Pharmaceuticals, Inc. *	2,273	33,549
WaVe Life Sciences Ltd. *(a)	3,641	74,750
Xeris Pharmaceuticals, Inc. *	4,313	42,397
Zogenix, Inc. *	6,899	276,236
Zynerba Pharmaceuticals, Inc. *(a)	3,372	25,492

		4,602,690

Professional Services 1.6%
Acacia Research Corp. *	7,232	19,382
ASGN, Inc. *	8,271	519,915
Barrett Business Services, Inc.	1,122	99,656
BG Staffing, Inc.	1,650	31,532
CBIZ, Inc. *	8,339	195,967
CRA International, Inc.	1,220	51,203
Exponent, Inc.	8,338	582,826

Common Stocks (continued)
	Shares	Value

Professional Services (continued)
Forrester Research, Inc.	1,653	$53,127
Franklin Covey Co. *	1,607	56,245
FTI Consulting, Inc. *	6,012	637,212
GP Strategies Corp. *	2,243	28,800
Heidrick & Struggles International, Inc.	3,047	83,183
Huron Consulting Group, Inc. *	3,627	222,480
ICF International, Inc.	2,937	248,088
InnerWorkings, Inc. *	6,701	29,686
Insperity, Inc.	6,255	616,868
Kelly Services, Inc., Class A	5,362	129,868
Kforce, Inc.	3,415	129,207
Korn Ferry	9,141	353,208
Mistras Group, Inc. *	2,721	44,624
Navigant Consulting, Inc.	6,335	177,063
Resources Connection, Inc.	5,029	85,443
TriNet Group, Inc. *	7,217	448,825
TrueBlue, Inc. *	6,525	137,678
Upwork, Inc. *	8,869	118,002
Willdan Group, Inc. *(a)	1,679	58,899

		5,158,987

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA *	1,085	21,939
American Realty Investors, Inc. *	423	6,506
Consolidated-Tomoka Land Co.	807	52,939
Cushman & Wakefield plc *	16,494	305,634
eXp World Holdings, Inc. *(a)	2,577	21,595
Forestar Group, Inc. *	1,871	34,202
FRP Holdings, Inc. *	1,055	50,661
Griffin Industrial Realty, Inc.	155	5,882
Kennedy-Wilson Holdings, Inc. (a)	19,931	436,888
Marcus & Millichap, Inc. *	3,723	132,129
Maui Land & Pineapple Co., Inc. *	983	10,695
Newmark Group, Inc., Class A	23,216	210,337
Rafael Holdings, Inc., Class B *	1,686	35,339
RE/MAX Holdings, Inc., Class A	2,989	96,126
Realogy Holdings Corp. (a)	18,428	123,099
Redfin Corp. *(a)	14,274	240,374
RMR Group, Inc. (The), Class A (a)	2,403	109,288
St Joe Co. (The) *(a)	5,419	92,827
Stratus Properties, Inc. *	863	25,346
Tejon Ranch Co. *	3,269	55,475
Transcontinental Realty Investors, Inc. *	231	7,173

		2,074,454

Road & Rail 0.5%
ArcBest Corp.	4,238	129,047
Avis Budget Group, Inc. *	9,575	270,589
Covenant Transportation Group, Inc., Class A *	1,917	31,515
Daseke, Inc. *(a)	7,821	19,553
Heartland Express, Inc.	7,554	162,487
Hertz Global Holdings, Inc. *	16,394	226,893
Marten Transport Ltd.	6,354	132,036
PAM Transportation Services, Inc. *	334	19,743
Roadrunner Transportation Systems, Inc. *(a)	700	7,252
Saia, Inc. *	4,212	394,664
Universal Logistics Holdings, Inc.	1,216	28,308
US Xpress Enterprises, Inc., Class A *	3,228	15,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Werner Enterprises, Inc.	7,322	$258,467
YRC Worldwide, Inc. *(a)	4,786	14,454

		1,710,567

Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp. *	4,687	40,121
Advanced Energy Industries, Inc. *(a)	6,153	353,244
Alpha & Omega Semiconductor Ltd. *	2,899	35,600
Ambarella, Inc. *	5,111	321,150
Amkor Technology, Inc. *	15,905	144,735
Axcelis Technologies, Inc. *	5,426	92,730
AXT, Inc. *	5,390	19,188
Brooks Automation, Inc. (a)	11,462	424,438
Cabot Microelectronics Corp.	4,681	661,004
CEVA, Inc. *	3,415	101,972
Cirrus Logic, Inc. *	9,417	504,563
Cohu, Inc.	6,575	88,795
Diodes, Inc. *	6,637	266,476
DSP Group, Inc. *	3,468	48,847
Enphase Energy, Inc. *	14,826	329,582
FormFactor, Inc. *	12,041	224,504
GSI Technology, Inc. *	2,388	20,919
Ichor Holdings Ltd. *	3,565	86,202
Impinj, Inc. *(a)	2,305	71,063
Inphi Corp. *	7,255	442,918
Lattice Semiconductor Corp. *	20,132	368,114
MACOM Technology Solutions Holdings, Inc. *	7,506	161,341
MaxLinear, Inc. *	10,541	235,908
Nanometrics, Inc. *(a)	3,752	122,390
NeoPhotonics Corp. *	5,606	34,140
NVE Corp.	741	49,165
PDF Solutions, Inc. *	4,579	59,847
Photronics, Inc. *	10,326	112,347
Power Integrations, Inc. (a)	4,575	413,717
Rambus, Inc. *	17,855	234,347
Rudolph Technologies, Inc. *(a)	4,896	129,059
Semtech Corp. *	10,649	517,648
Silicon Laboratories, Inc. *(a)	6,941	772,880
SMART Global Holdings, Inc. *	2,216	56,464
SunPower Corp. *(a)	10,155	111,400
Synaptics, Inc. *(a)	5,446	217,568
Ultra Clean Holdings, Inc. *(a)	6,358	93,049
Veeco Instruments, Inc. *	7,820	91,338
Xperi Corp. (a)	7,976	164,944

		8,223,717

Software 4.4%
8x8, Inc. *(a)	15,147	313,846
A10 Networks, Inc. *	9,322	64,695
ACI Worldwide, Inc. *	18,567	581,611
Agilysys, Inc. *	3,347	85,717
Alarm.com Holdings, Inc. *(a)	5,939	276,995
Altair Engineering, Inc., Class A *(a)	6,218	215,267
American Software, Inc., Class A	4,595	69,017
Appfolio, Inc., Class A *	2,471	235,091
Appian Corp. *(a)	5,037	239,257
Avaya Holdings Corp. *(a)	17,942	183,547
Benefitfocus, Inc. *(a)	4,799	114,264
Blackbaud, Inc. (a)	7,903	713,957
Blackline, Inc. *(a)	6,918	330,750

Common Stocks (continued)
	Shares	Value

Software (continued)
Bottomline Technologies DE, Inc. *	6,936	$272,932
Box, Inc., Class A *(a)	23,169	383,679
Carbon Black, Inc. *	9,026	234,586
ChannelAdvisor Corp. *	4,033	37,628
Cision Ltd. *	14,749	113,420
Cloudera, Inc. *(a)	38,182	338,293
CommVault Systems, Inc. *	6,552	292,940
Cornerstone OnDemand, Inc. *	9,193	503,960
Digimarc Corp. *	1,853	72,434
Digital Turbine, Inc. *	12,447	80,221
Domo, Inc., Class B *	2,793	44,632
Ebix, Inc. (a)	3,825	161,032
eGain Corp. *	3,388	27,121
Envestnet, Inc. *(a)	7,722	437,837
Everbridge, Inc. *(a)	5,366	331,136
Five9, Inc. *	9,660	519,128
ForeScout Technologies, Inc. *	6,570	249,134
GTY Technology Holdings, Inc. *(a)	6,324	39,651
Ideanomics, Inc. *(a)	8,177	12,306
Instructure, Inc. *	5,440	210,746
Intelligent Systems Corp. *(a)	1,095	45,486
j2 Global, Inc. (a)	7,542	684,964
LivePerson, Inc. *(a)	9,856	351,859
Majesco *	1,044	8,811
MicroStrategy, Inc., Class A *	1,339	198,667
Mitek Systems, Inc. *(a)	4,713	45,480
MobileIron, Inc. *	15,459	101,179
Model N, Inc. *	5,221	144,935
Monotype Imaging Holdings, Inc.	6,436	127,497
OneSpan, Inc. *	5,352	77,604
Phunware, Inc. *	4,454	6,414
Progress Software Corp.	7,189	273,613
PROS Holdings, Inc. *	5,313	316,655
Q2 Holdings, Inc. *	6,978	550,355
QAD, Inc., Class A	1,794	82,847
Qualys, Inc. *(a)	5,497	415,408
Rapid7, Inc. *	7,778	353,043
Rimini Street, Inc. *	3,153	13,810
SailPoint Technologies Holding, Inc. *(a)	13,866	259,156
SecureWorks Corp., Class A *(a)	1,334	17,249
SharpSpring, Inc. *(a)	1,380	13,386
ShotSpotter, Inc. *(a)	1,302	29,985
SPS Commerce, Inc. *	5,650	265,946
SVMK, Inc. *	13,559	231,859
Synchronoss Technologies, Inc. *(a)	6,150	33,210
Telaria, Inc. *	7,334	50,678
Telenav, Inc. *	4,812	23,001
Tenable Holdings, Inc. *	5,994	134,146
TiVo Corp.	20,007	152,353
Upland Software, Inc. *	3,623	126,298
Varonis Systems, Inc. *	4,799	286,884
Verint Systems, Inc. *(a)	10,575	452,399
VirnetX Holding Corp. *	9,804	52,942
Workiva, Inc. *	5,937	260,219
Yext, Inc. *	15,028	238,795
Zix Corp. *(a)	8,614	62,365
Zuora, Inc., Class A *	13,778	207,359

		14,483,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail 2.4%
Aaron’s, Inc.	10,922	$701,848
Abercrombie & Fitch Co., Class A (a)	10,773	168,059
American Eagle Outfitters, Inc. (a)	26,189	424,786
America’s Car-Mart, Inc. *	1,010	92,617
Asbury Automotive Group, Inc. *(a)	3,124	319,679
Ascena Retail Group, Inc. *(a)	27,213	7,187
At Home Group, Inc. *(a)	7,925	76,238
Barnes & Noble Education, Inc. *	5,590	17,441
Bed Bath & Beyond, Inc. (a)	19,941	212,172
Boot Barn Holdings, Inc. *	4,534	158,237
Buckle, Inc. (The) (a)	4,568	94,101
Caleres, Inc. (a)	6,542	153,148
Camping World Holdings, Inc., Class A (a)	5,415	48,193
Cato Corp. (The), Class A (a)	3,299	58,095
Chico’s FAS, Inc. (a)	19,159	77,211
Children’s Place, Inc. (The) (a)	2,516	193,707
Citi Trends, Inc.	1,925	35,227
Conn’s, Inc. *	3,054	75,922
Container Store Group, Inc. (The) *	2,328	10,290
Designer Brands, Inc., Class A (a)	10,675	182,756
Express, Inc. *(a)	9,469	32,573
GameStop Corp., Class A (a)	14,645	80,840
Genesco, Inc. *(a)	2,626	105,092
GNC Holdings, Inc., Class A *(a)	12,137	25,973
Group 1 Automotive, Inc. (a)	2,890	266,776
Guess?, Inc.	8,169	151,372
Haverty Furniture Cos., Inc.	2,886	58,499
Hibbett Sports, Inc. *	2,948	67,509
Hudson Ltd., Class A *	6,200	76,074
J. Jill, Inc.	2,702	5,134
Lithia Motors, Inc., Class A	3,577	473,523
Lumber Liquidators Holdings, Inc. *(a)	4,423	43,655
MarineMax, Inc. *(a)	3,572	55,295
Michaels Cos., Inc. (The) *(a)	13,811	135,210
Monro, Inc.	5,273	416,620
Murphy USA, Inc. *(a)	4,926	420,188
National Vision Holdings, Inc. *(a)	12,479	300,369
Office Depot, Inc.	88,163	154,726
Party City Holdco, Inc. *(a)	8,674	49,529
Rent-A-Center, Inc.	7,877	203,148
RH *	2,646	452,016
RTW RetailWinds, Inc. *	4,242	5,812
Sally Beauty Holdings, Inc. *(a)	19,514	290,563
Shoe Carnival, Inc. (a)	1,667	54,027
Signet Jewelers Ltd. (a)	8,445	141,538
Sleep Number Corp. *(a)	4,665	192,758
Sonic Automotive, Inc., Class A	3,938	123,693
Sportsman’s Warehouse Holdings, Inc. *	7,467	38,679
Tailored Brands, Inc. (a)	7,720	33,968
Tile Shop Holdings, Inc. (a)	5,830	18,598
Tilly’s, Inc., Class A	3,220	30,397
Winmark Corp.	372	65,617
Zumiez, Inc. *(a)	3,231	102,342

		7,779,027

Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp. *(a)	18,374	149,748
AstroNova, Inc.	1,077	17,415

Common Stocks (continued)
	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Avid Technology, Inc. *	4,446	$27,521
Diebold Nixdorf, Inc. *	12,608	141,209
Immersion Corp. *	5,051	38,640
Sonim Technologies, Inc. *	591	1,732
Stratasys Ltd. *	8,343	177,748

		554,013

Textiles, Apparel & Luxury Goods 0.9%
Centric Brands, Inc. *(a)	2,498	6,270
Crocs, Inc. *(a)	9,967	276,684
Culp, Inc.	1,609	26,227
Deckers Outdoor Corp. *	4,724	696,129
Delta Apparel, Inc. *	986	23,417
Fossil Group, Inc. *(a)	7,624	95,376
G-III Apparel Group Ltd. *(a)	7,335	189,023
Kontoor Brands, Inc.	7,178	251,948
Movado Group, Inc. (a)	2,445	60,783
Oxford Industries, Inc. (a)	2,711	194,379
Rocky Brands, Inc.	1,019	33,861
Steven Madden Ltd. (a)	13,595	486,565
Superior Group of Cos., Inc.	1,709	27,549
Unifi, Inc. *	2,599	56,970
Vera Bradley, Inc. *(a)	3,373	34,067
Vince Holding Corp. *	496	9,419
Wolverine World Wide, Inc. (a)	13,660	386,032

		2,854,699

Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc. *	9,400	259,910
Bridgewater Bancshares, Inc. *	3,935	46,984
Capitol Federal Financial, Inc.	21,461	295,733
Columbia Financial, Inc. *	8,557	135,115
Dime Community Bancshares, Inc.	5,255	112,509
Entegra Financial Corp. *	986	29,619
ESSA Bancorp, Inc.	1,301	21,362
Essent Group Ltd.	15,557	741,602
Federal Agricultural Mortgage Corp., Class C	1,473	120,285
First Defiance Financial Corp.	3,235	93,702
Flagstar Bancorp, Inc.	4,593	171,548
FS Bancorp, Inc.	664	34,860
Greene County Bancorp, Inc.	449	12,303
Hingham Institution for Savings	239	45,171
Home Bancorp, Inc.	1,320	51,467
HomeStreet, Inc. *	3,156	86,222
Kearny Financial Corp.	13,671	178,270
Luther Burbank Corp.	3,310	37,502
Merchants Bancorp	1,541	25,488
Meridian Bancorp, Inc.	7,837	146,944
Meta Financial Group, Inc. (a)	5,718	186,464
MMA Capital Holdings, Inc. *	767	23,010
Mr. Cooper Group, Inc. *(a)	12,431	132,017
NMI Holdings, Inc., Class A *	10,572	277,621
Northfield Bancorp, Inc.	6,750	108,405
Northwest Bancshares, Inc.	15,346	251,521
OceanFirst Financial Corp.	8,242	194,511
Ocwen Financial Corp. *	21,743	40,877
OP Bancorp	2,329	22,778
Oritani Financial Corp.	6,584	116,504
PCSB Financial Corp.	2,603	52,034
PDL Community Bancorp *	1,297	18,236
PennyMac Financial Services, Inc. *	3,057	92,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
Pioneer Bancorp, Inc. *	1,772	$22,132
Provident Bancorp, Inc. *	647	15,547
Provident Financial Holdings, Inc.	897	18,613
Provident Financial Services, Inc.	9,973	244,638
Prudential Bancorp, Inc.	1,380	23,474
Radian Group, Inc.	33,082	755,593
Riverview Bancorp, Inc.	3,123	23,048
Southern Missouri Bancorp, Inc.	1,294	47,140
Sterling Bancorp, Inc.	2,706	26,410
Territorial Bancorp, Inc.	1,331	38,040
Timberland Bancorp, Inc.	1,248	34,320
TrustCo Bank Corp.	15,360	125,184
United Community Financial Corp.	7,536	81,238
United Financial Bancorp, Inc.	8,392	114,383
Walker & Dunlop, Inc. (a)	4,489	251,070
Washington Federal, Inc.	12,855	475,506
Waterstone Financial, Inc.	3,960	68,033
Western New England Bancorp, Inc.	4,014	38,253
WSFS Financial Corp.	8,527	376,041

		6,942,109

Tobacco 0.2%
22nd Century Group, Inc. *(a)	17,151	38,761
Pyxus International, Inc. *(a)	1,248	16,324
Turning Point Brands, Inc. (a)	1,359	31,339
Universal Corp.	3,972	217,705
Vector Group Ltd. (a)	18,001	214,394

		518,523

Trading Companies & Distributors 1.3%
Aircastle Ltd.	8,527	191,261
Applied Industrial Technologies, Inc.	6,202	352,274
Beacon Roofing Supply, Inc. *(a)	10,969	367,791
BlueLinx Holdings, Inc. *(a)	1,310	42,352
BMC Stock Holdings, Inc. *	10,781	282,247
CAI International, Inc. *	2,717	59,149
DXP Enterprises, Inc. *	2,646	91,869
EVI Industries, Inc. (a)	725	23,142
Foundation Building Materials, Inc. *	2,534	39,252
GATX Corp. (a)	5,756	446,263
General Finance Corp. *	2,166	19,147
GMS, Inc. *	5,159	148,166
H&E Equipment Services, Inc. (a)	5,191	149,812
Herc Holdings, Inc. *	3,909	181,808
Kaman Corp.	4,463	265,370
Lawson Products, Inc. *	707	27,382
MRC Global, Inc. *	13,115	159,085
NOW, Inc. *	17,538	201,161
Rush Enterprises, Inc., Class A	4,432	170,987
Rush Enterprises, Inc., Class B	785	31,345
SiteOne Landscape Supply, Inc. *(a)	6,602	488,680
Systemax, Inc.	2,146	47,233
Textainer Group Holdings Ltd. *	4,237	41,989
Titan Machinery, Inc. *	2,929	42,002
Transcat, Inc. *	1,038	26,583
Triton International Ltd.	8,986	304,086
Veritiv Corp. *	2,132	38,546
Willis Lease Finance Corp. *	498	27,579

		4,266,561

Common Stocks (continued)
	Shares	Value

Water Utilities 0.6%
American States Water Co. (a)	5,919	$531,881
AquaVenture Holdings Ltd. *	2,334	45,350
Artesian Resources Corp., Class A	1,232	45,584
Cadiz, Inc. *(a)	2,305	28,789
California Water Service Group (a)	7,780	411,795
Connecticut Water Service, Inc.	1,963	137,528
Consolidated Water Co. Ltd.	2,140	35,289
Global Water Resources, Inc.	1,466	17,357
Middlesex Water Co.	2,598	168,766
Pure Cycle Corp. *	2,519	25,895
SJW Group	4,258	290,779
York Water Co. (The)	2,001	87,364

		1,826,377

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	7,038	78,122
Gogo, Inc. *(a)	8,234	49,651
Shenandoah Telecommunications Co.	7,768	246,789
Spok Holdings, Inc.	2,885	34,447

		409,009

Total Common Stocks (cost $283,244,608)		311,703,035

Rights 0.0%†
	Number of Rights	Value

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR *¥	97	199

Chemicals 0.0%†
A Schulman, Inc., CVR *¥	3,948	1,709

Pharmaceuticals 0.0%†
Corium International, Inc., CVR *^¥(a)	3,946	0

Total Rights (cost $–)		1,908

Repurchase Agreements 14.0%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $15,000,959, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $15,300,000. (b)	$15,000,000	15,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $6,896,795, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $7,034,281. (b)	6,896,354	6,896,354

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Deutsche Bank Securities, Inc., 1.87%, dated 1/7/2019, due 10/7/2019, repurchase price $4,056,724, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2047; total market value $4,080,000. (b)(c)	$4,000,000	$4,000,000

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $20,001,362, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $20,400,000. (b)	20,000,000	20,000,000

Total Repurchase Agreements (cost $45,896,354)		45,896,354

Total Investments (cost $329,140,962) — 109.1%		357,601,297

Liabilities in excess of other assets — (9.1)%		(29,749,656)

NET ASSETS — 100.0%		$327,851,641

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $72,595,826, which was collateralized by cash used to purchase repurchase agreements with a total value of $45,896,354 and by $28,788,722, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/3/2019 – 5/15/2049, a total value of $74,685,076.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $45,896,354.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2019. The maturity date represents the actual maturity date.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	212	12/2019	USD	16,165,000	(560,090)

					(560,090)

At September 30, 2019 the Fund had $702,400 segregated as collateral with the broker for open future contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$311,703,035	$–	$–	$311,703,035
Repurchase Agreements	–	45,896,354	–	45,896,354
Rights
Biotechnology	–	199	–	199
Chemicals	–	1,709	–	1,709
Pharmaceuticals	–	–	–	–
Total Rights	$–	$1,908	$–	$1,908
Total Assets	$311,703,035	$45,898,262	$–	$357,601,297
Liabilities:
Futures Contracts	$(560,090)	$–	$–	$(560,090)
Total Liabilities	$(560,090)	$–	$–	$(560,090)
Total	$311,142,945	$45,898,262	$–	$357,041,207

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended September 30, 2019, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2019

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (560,090)
Total		$ (560,090)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.0%
	Shares	Value

CANADA 5.0%
Metals & Mining 4.5%
Barrick Gold Corp.	217,300	$3,765,809
Wheaton Precious Metals Corp.	172,700	4,528,511

		8,294,320

Oil, Gas & Consumable Fuels 0.5%
Husky Energy, Inc.	120,900	850,502

		9,144,822

CHINA 4.9%
Diversified Telecommunication Services 1.6%
China Telecom Corp. Ltd., Class H	6,606,000	3,018,724

Health Care Providers & Services 0.6%
Sinopharm Group Co. Ltd., Class H	368,400	1,158,089

Interactive Media & Services 0.9%
Baidu, Inc., ADR *	16,120	1,656,491

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	379,500	3,149,564

		8,982,868

DENMARK 2.0%
Electrical Equipment 0.9%
Vestas Wind Systems A/S	22,201	1,724,736

Marine 1.1%
AP Moller - Maersk A/S, Class B	1,654	1,875,275

		3,600,011

FRANCE 14.4%
Auto Components 1.5%
Cie Generale des Etablissements Michelin SCA	24,209	2,705,354

Banks 4.2%
BNP Paribas SA	123,509	6,021,900
Credit Agricole SA	129,179	1,570,782

		7,592,682

Building Products 1.4%
Cie de Saint-Gobain	64,227	2,522,901

Multi-Utilities 2.6%
Veolia Environnement SA	190,936	4,843,777

Oil, Gas & Consumable Fuels 2.3%
TOTAL SA	82,641	4,302,282

Pharmaceuticals 2.4%
Sanofi	48,624	4,508,830

		26,475,826

GERMANY 12.6%
Diversified Telecommunication Services 3.7%
Deutsche Telekom AG (Registered)	405,855	6,813,296

Health Care Providers & Services 1.5%
Fresenius Medical Care AG & Co. KGaA	39,988	2,687,501

Industrial Conglomerates 1.6%
Siemens AG (Registered)	28,357	3,038,836

Multi-Utilities 2.4%
E.ON SE	456,161	4,433,091

Pharmaceuticals 3.4%
Bayer AG (Registered)	38,738	2,731,296

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Pharmaceuticals (continued)
Merck KGaA	30,761	$3,466,254

		6,197,550

		23,170,274

HONG KONG 3.2%
Industrial Conglomerates 1.4%
CK Hutchison Holdings Ltd.	287,512	2,527,629

Real Estate Management & Development 1.8%
CK Asset Holdings Ltd.	489,512	3,333,368

		5,860,997

IRELAND 0.8%
Banks 0.8%
Bank of Ireland Group plc	393,999	1,566,573

ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR *	93,444	642,895

ITALY 2.3%
Oil, Gas & Consumable Fuels 2.3%
Eni SpA	277,982	4,245,534

JAPAN 16.0%
Banks 2.1%
Sumitomo Mitsui Financial Group, Inc.	113,300	3,891,625

Beverages 3.0%
Kirin Holdings Co. Ltd.	172,700	3,666,237
Suntory Beverage & Food Ltd.	44,600	1,907,528

		5,573,765

Food & Staples Retailing 3.0%
Matsumotokiyoshi Holdings Co. Ltd.	45,100	1,658,965
Seven & i Holdings Co. Ltd.	99,400	3,814,456

		5,473,421

Metals & Mining 1.9%
Sumitomo Metal Mining Co. Ltd. (a)	114,600	3,574,060

Pharmaceuticals 3.4%
Astellas Pharma, Inc.	225,100	3,217,032
Takeda Pharmaceutical Co. Ltd.	91,332	3,129,242

		6,346,274

Real Estate Management & Development 2.6%
Mitsui Fudosan Co. Ltd.	193,300	4,810,774

		29,669,919

LUXEMBOURG 2.2%
Energy Equipment & Services 0.4%
Tenaris SA (a)	74,720	792,748

Media 1.8%
SES SA, FDR	182,738	3,332,716

		4,125,464

NETHERLANDS 6.8%
Banks 2.6%
ING Groep NV	454,267	4,761,912

Oil, Gas & Consumable Fuels 2.3%
Royal Dutch Shell plc, Class B, ADR	61,738	3,698,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc, Class B	20,065	$589,451

		4,287,557

Semiconductors & Semiconductor Equipment 1.9%
NXP Semiconductors NV	31,800	3,470,016

		12,519,485

NORWAY 2.1%
Chemicals 1.6%
Yara International ASA	68,270	2,945,295

Oil, Gas & Consumable Fuels 0.5%
Equinor ASA	48,753	924,782

		3,870,077

SINGAPORE 1.6%
Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,287,000	2,890,016

SOUTH KOREA 5.9%
Banks 2.8%
Hana Financial Group, Inc.	79,385	2,343,104
KB Financial Group, Inc., ADR	78,426	2,801,376

		5,144,480

Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics Co. Ltd., GDR Reg. S	5,600	5,700,225

		10,844,705

SWITZERLAND 2.7%
Pharmaceuticals 2.7%
Novartis AG (Registered)	20,216	1,755,058
Roche Holding AG	11,330	3,304,113

		5,059,171

TAIWAN 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	353,214	3,111,616

UNITED KINGDOM 12.5%
Aerospace & Defense 2.6%
BAE Systems plc	675,290	4,731,818

Banks 3.0%
Standard Chartered plc	658,591	5,536,821

Chemicals 1.0%
Johnson Matthey plc	47,349	1,781,337

Oil, Gas & Consumable Fuels 2.8%
BP plc	815,223	5,154,328

Wireless Telecommunication Services 3.1%
Vodafone Group plc	2,956,382	5,887,608

		23,091,912

Total Common Stocks (cost $174,173,080)		178,872,165

Repurchase Agreements 2.0%
	Principal Amount	Value

Bank of America NA, 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,064, collateralized by U.S. Government Agency Securities, 3.50%, maturing 9/20/2045; total market value $1,020,000.(b)	$1,000,000	$1,000,000

BofA Securities, Inc., 2.30%, dated 9/30/2019, due 10/1/2019, repurchase price $1,724,578, collateralized by U.S. Government Agency Securities, ranging from 2.32% - 4.00%, maturing 1/15/2030 - 8/25/2059; total market value $1,758,957.(b)	1,724,468	1,724,468

Pershing LLC, 2.45%, dated 9/30/2019, due 10/1/2019, repurchase price $1,000,069, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 10/3/2019 - 8/20/2069; total market value $1,020,000.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $3,724,468)		3,724,468

Total Investments

(cost $177,897,548) — 99.0%		182,596,633

Other assets in excess of liabilities — 1.0%		1,797,757

NET ASSETS — 100.0%		$184,394,390

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 was $3,597,603, which was collateralized by cash used to purchase repurchase agreements with a total value of $3,724,468 and by $25,912, of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from 10/3/2019 – 8/15/2048, a total value of $3,750,380.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2019 was $3,724,468.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$4,731,818	$–	$4,731,818
Auto Components	–	2,705,354	–	2,705,354
Banks	2,801,376	25,692,717	–	28,494,093
Beverages	–	5,573,765	–	5,573,765
Building Products	–	2,522,901	–	2,522,901
Chemicals	–	4,726,632	–	4,726,632
Diversified Telecommunication Services	–	12,722,036	–	12,722,036
Electrical Equipment	–	1,724,736	–	1,724,736
Energy Equipment & Services	–	792,748	–	792,748
Food & Staples Retailing	–	5,473,421	–	5,473,421
Health Care Providers & Services	–	3,845,590	–	3,845,590
Industrial Conglomerates	–	5,566,465	–	5,566,465
Interactive Media & Services	1,656,491	–	–	1,656,491
Marine	–	1,875,275	–	1,875,275
Media	–	3,332,716	–	3,332,716
Metals & Mining	8,294,320	3,574,060	–	11,868,380
Multi-Utilities	–	9,276,868	–	9,276,868
Oil, Gas & Consumable Fuels	4,548,608	15,216,377	–	19,764,985
Pharmaceuticals	642,895	22,111,825	–	22,754,720
Real Estate Management & Development	–	8,144,142	–	8,144,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2019 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$3,470,016	$3,111,616	$–	$6,581,632
Technology Hardware, Storage & Peripherals	–	5,700,225	–	5,700,225
Wireless Telecommunication Services	–	9,037,172	–	9,037,172
Total Common Stocks	$21,413,706	$157,458,459	$–	$178,872,165
Repurchase Agreements	$–	$3,724,468	$–	$3,724,468
Total	$21,413,706	$161,182,927	$–	$182,596,633

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.